UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2010

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. - Tax Managed International Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Financials - 18.8%
Capital Markets - 3.6%
Credit Suisse Group AG	1,149,663	$43,224,150
Deutsche Bank AG	464,300	26,079,338
Julius Baer Group Ltd.	831,519	23,708,756
Macquarie Group Ltd.	1,071,826	32,944,169
Man Group PLC	8,423,141	27,921,930

		153,878,343

Commercial Banks - 8.6%
Australia & New Zealand Banking Group Ltd.	1,436,700	25,805,125
Banco Santander SA	2,730,797	28,635,624
Barclays PLC	7,460,300	29,777,821
BNP Paribas	629,698	33,878,214
Danske Bank A/S(a)	977,800	18,815,234
HSBC Holdings PLC	2,375,200	21,776,616
Mitsubishi UFJ Financial Group, Inc.	1,747,500	7,934,881
National Australia Bank Ltd.	1,593,821	30,815,316
National Bank of Canada	334,700	17,119,360
Royal Bank of Scotland Group PLC(a)	109,852	66,902
Societe Generale	478,363	19,684,116
Standard Chartered PLC	2,341,951	57,027,470
Sumitomo Mitsui Financial Group, Inc.	840,900	23,799,437
UniCredit SpA	13,900,675	30,748,760
United Overseas Bank Ltd.	1,787,000	24,860,493

		370,745,369

Consumer Finance - 0.5%
ORIX Corp.	307,210	22,255,756

Diversified Financial Services - 0.7%
Hong Kong Exchanges and Clearing Ltd.	1,128,000	17,621,521
IG Group Holdings PLC	2,315,001	14,463,209

		32,084,730

Insurance - 2.8%
Admiral Group PLC	625,012	13,089,189
Allianz SE	455,300	45,062,561
Muenchener Rueckversicherungs AG (MunichRe)	166,300	20,881,096
Old Mutual PLC	12,124,782	18,563,607
Prudential PLC	2,871,100	21,655,582

		119,252,035

Real Estate Management & Development - 2.6%
Daito Trust Construction Co., Ltd.	228,700	12,950,971
Hang Lung Group Ltd.	1,304,200	6,945,464
Hang Lung Properties Ltd.	10,106,000	38,847,202
Lend Lease Group	973,000	5,925,255
Mitsui Fudosan Co., Ltd.	1,646,000	22,909,795
New World Development Ltd.	5,027,354	8,161,650
Sumitomo Realty & Development Co., Ltd.	914,000	15,530,614

		111,270,951

		809,487,184

Consumer Discretionary - 12.9%
Automobiles - 3.5%
Bayerische Motoren Werke AG	737,900	35,844,627

Company	Shares	U.S. $ Value
Honda Motor Co., Ltd.	1,357,300	$39,867,761
Nissan Motor Co., Ltd.(a)	5,378,900	37,482,745
Suzuki Motor Corp.	1,200,300	23,556,369
Volkswagen AG (Preference Shares)	158,295	13,890,470

		150,641,972

Distributors - 1.3%
Li & Fung Ltd.	12,200,000	54,737,777

Hotels, Restaurants & Leisure - 0.7%
Carnival PLC	470,737	15,247,826
Thomas Cook Group PLC	2,253,000	5,963,410
TUI Travel PLC	2,490,300	7,747,799

		28,959,035

Household Durables - 1.1%
Electrolux AB	328,600	7,512,062
Sharp Corp.	1,657,000	17,479,089
Sony Corp.	854,900	22,802,746

		47,793,897

Leisure Equipment & Products - 0.1%
Namco Bandai Holdings, Inc.	664,000	5,838,733

Media - 1.4%
Jupiter Telecommunications Co., Ltd.	3,918	3,751,113
Lagardere SCA	607,300	18,941,243
SES SA (FDR)	700,421	14,566,310
Vivendi SA	1,151,500	23,400,864

		60,659,530

Multiline Retail - 0.7%
Marks & Spencer Group PLC	4,265,700	21,014,592
PPR	62,900	7,813,623

		28,828,215

Specialty Retail - 2.9%
Esprit Holdings Ltd.	3,306,134	17,800,268
Fast Retailing Co., Ltd.	156,600	23,695,853
Hennes & Mauritz AB - Class B	1,197,000	32,896,385
Inditex SA	578,080	32,962,890
Yamada Denki Co., Ltd.	263,700	17,230,101

		124,585,497

Textiles, Apparel & Luxury Goods - 1.2%
Asics Corp.	740,000	6,775,351
Cie Financiere Richemont SA	336,100	11,734,016
LVMH Moet Hennessy Louis Vuitton SA	242,200	26,361,738
Yue Yuen Industrial Holdings Ltd.	2,015,000	6,241,428

		51,112,533

		553,157,189

Consumer Staples - 12.4%
Beverages - 2.3%
Anheuser-Busch InBev NV	1,359,630	65,372,668
Asahi Breweries Ltd.	898,400	15,219,829
Carlsberg A/S	224,475	17,107,008

		97,699,505

Company	Shares	U.S. $ Value
Food & Staples Retailing - 2.5%
Aeon Co., Ltd.	1,978,900	$20,939,390
Casino Guichard Perrachon SA	204,600	15,526,040
Koninklijke Ahold NV	595,700	7,368,738
Olam International Ltd.	6,589,000	12,093,850
Tesco PLC	9,363,438	52,823,020

		108,751,038

Food Products - 1.1%
Nestle SA	485,074	23,389,702
Unilever NV	831,600	22,710,334

		46,100,036

Household Products - 1.1%
Reckitt Benckiser Group PLC	1,012,200	47,081,839

Tobacco - 5.4%
British American Tobacco PLC	2,766,081	87,783,801
Imperial Tobacco Group PLC	2,051,200	57,311,931
Japan Tobacco, Inc.	28,017	87,163,530

		232,259,262

		531,891,680

Industrials - 12.0%
Aerospace & Defense - 1.4%
BAE Systems PLC	4,703,200	21,889,722
Bombardier, Inc. - Class B	2,179,800	9,910,509
Rolls-Royce Group - C Shares	317,736,000	474,729
Rolls-Royce Group PLC(a)	3,530,400	29,467,496

		61,742,456

Commercial Services & Supplies - 1.6%
Aggreko PLC	864,553	18,149,381
G4S PLC	2,844,700	11,278,519
Rentokil Initial PLC(a)	7,348,500	11,776,557
Serco Group PLC	2,872,540	25,085,874

		66,290,331

Construction & Engineering - 0.5%
Bouygues SA	492,200	18,999,635
Vinci SA	86,871	3,607,025

		22,606,660

Electrical Equipment - 0.3%
Vestas Wind Systems A/S(a)	339,500	14,128,664

Industrial Conglomerates - 0.5%
Siemens AG	246,100	22,011,097

Machinery - 1.6%
Atlas Copco AB - Class A	751,400	10,985,972
NGK Insulators Ltd.	666,000	10,372,967
Vallourec SA	262,276	45,219,592

		66,578,531

Professional Services - 2.1%
Capita Group PLC (The)	5,093,900	56,120,691
Randstad Holding NV(a)	577,100	22,677,245

Company	Shares	U.S. $ Value
SGS SA	9,214	$12,435,691

		91,233,627

Road & Rail - 0.3%
East Japan Railway Co.	215,500	14,349,187

Trading Companies & Distributors - 3.7%
ITOCHU Corp.	2,752,000	21,513,646
Mitsubishi Corp.	3,034,900	62,787,312
Mitsui & Co., Ltd.	3,921,600	45,748,510
Noble Group Ltd.	4,464,818	5,396,552
Travis Perkins PLC(a)	787,100	8,562,192
Wolseley PLC(a)	683,130	13,560,048

		157,568,260

Transportation Infrastructure - 0.0%
Intoll Group	1,305,109	1,137,166

		517,645,979

Materials - 9.2%
Chemicals - 3.4%
Air Water, Inc.	855,000	9,335,100
Incitec Pivot Ltd.	2,172,400	4,913,047
Israel Chemicals Ltd.	2,058,000	21,439,577
K+S AG	727,400	33,428,613
Nippon Shokubai Co., Ltd.	795,000	7,541,147
Potash Corp. of Saskatchewan, Inc.	591,100	50,976,464
Syngenta AG	70,355	16,253,135

		143,887,083

Construction Materials - 0.2%
CRH PLC	395,500	8,203,933
CRH PLC (London)	16,403	337,952

		8,541,885

Metals & Mining - 5.6%
Agnico-Eagle Mines Ltd.	191,400	11,633,292
ArcelorMittal (Euronext Amsterdam)	1,014,848	27,220,028
BHP Billiton Ltd.	462,700	14,394,390
BHP Billiton PLC	1,207,513	31,309,060
JFE Holdings, Inc.	605,200	18,723,072
Kazakhmys PLC	647,200	9,500,216
Lundin Mining Corp.(a)	1,934,200	5,468,923
Mitsubishi Materials Corp.(a)	3,476,000	9,239,263
Rio Tinto PLC	857,500	37,656,593
ThyssenKrupp AG	552,700	13,620,260
Xstrata PLC	4,825,600	63,189,600

		241,954,697

		394,383,665

Energy - 8.8%
Energy Equipment & Services - 2.8%
AMEC PLC	1,888,400	23,135,451
Petrofac Ltd.	1,017,800	17,906,116
Saipem SpA	1,143,800	34,838,091
Technip SA	436,900	25,058,764
Tenaris SA	1,155,535	19,930,413

		120,868,835

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 6.0%
BG Group PLC	2,114,820	$31,453,389
BP PLC	5,598,200	26,799,509
ENI SpA	1,669,640	30,647,993
Nexen, Inc. (Toronto)	1,205,448	23,711,503
OMV AG	451,700	13,564,784
Penn West Energy Trust	1,037,284	19,780,062
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	2,534,116	63,701,706
Suncor Energy, Inc. (Toronto)	1,649,660	48,549,949

		258,208,895

		379,077,730

Health Care - 8.6%
Health Care Equipment & Supplies - 0.4%
Alcon, Inc.	116,000	17,190,040

Health Care Providers & Services - 0.8%
Celesio AG	385,300	8,401,681
Fresenius Medical Care AG & Co. KGaA	510,461	27,541,673

		35,943,354

Life Sciences Tools & Services - 0.4%
QIAGEN NV(a)	848,177	16,501,226

Pharmaceuticals - 7.0%
AstraZeneca PLC	855,400	40,328,537
Bayer AG	594,000	33,193,553
Novartis AG	1,492,210	72,317,126
Novo Nordisk A/S - Class B	250,277	20,220,554
Roche Holding AG	320,353	44,093,910
Sanofi-Aventis SA	955,573	57,551,517
Shire PLC	126,756	2,600,303
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	601,100	31,251,189

		301,556,689

		371,191,309

Information Technology - 6.6%
Communications Equipment - 1.3%
Nokia Oyj	3,423,500	27,904,279
Research In Motion Ltd.(a)	583,731	28,754,589

		56,658,868

Computers & Peripherals - 0.8%
Logitech International SA(a)	784,200	10,615,249
Toshiba Corp.(a)	5,133,000	25,426,675

		36,041,924

Electronic Equipment, Instruments & Components - 1.1%
Hirose Electric Co. Ltd.	25,100	2,298,743
Hitachi High-Technologies Corp.	443,400	8,145,650
Keyence Corp.	49,200	11,377,126
Murata Manufacturing Co., Ltd.	163,800	7,811,302
Nippon Electric Glass Co., Ltd.	1,539,000	17,628,529

		47,261,350

Company	Shares	U.S. $ Value
Internet Software & Services - 0.5%
Yahoo! Japan Corp.	47,925	$19,101,696

IT Services - 0.1%
Cap Gemini SA	121,200	5,326,688

Office Electronics - 1.0%
Canon, Inc.	918,200	34,220,806
Konica Minolta Holdings, Inc.	1,107,000	10,649,640

		44,870,446

Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV	789,400	21,724,175

Software - 1.3%
Konami Corp.	354,000	5,459,630
Nintendo Co., Ltd.	76,900	22,578,532
SAP AG	581,200	25,844,345

		53,882,507

		284,867,654

Telecommunication Services - 5.1%
Diversified Telecommunication Services - 3.2%
France Telecom SA	1,279,400	22,191,073
Nippon Telegraph & Telephone Corp.	706,600	28,783,978
Telecom Corp. of New Zealand Ltd.	9,141,844	11,730,038
Telecom Italia SpA (ordinary shares)	15,793,600	17,441,673
Telecom Italia SpA (savings shares)	11,715,800	10,701,902
Telefonica SA	1,698,500	31,464,168
Telstra Corp. Ltd.	6,384,100	17,401,435

		139,714,267

Wireless Telecommunication Services - 1.9%
KDDI Corp.	2,516	11,992,971
Softbank Corp.	179,400	4,758,273
Vodafone Group PLC	30,470,300	62,783,798

		79,535,042

		219,249,309

Utilities - 2.5%
Electric Utilities - 1.8%
E.ON AG	1,280,300	34,424,954
EDF SA	502,400	19,114,609
Tokyo Electric Power Co., Inc. (The)	939,400	25,554,909

		79,094,472

Gas Utilities - 0.4%
Tokyo Gas Co., Ltd.	3,953,000	18,045,989

Multi-Utilities - 0.3%
RWE AG	159,340	10,426,553

		107,567,014

Total Common Stocks (cost $4,620,690,146)		4,168,518,713

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
State Street Bank & Trust Co. 0.00%, dated 6/30/10 due 7/01/10 in the amount of $47,300,000 (collateralized by $47,240,000 Federal Home Loan Bank, 4.375%, due 9/17/10, value $48,246,212) (cost $47,300,000)	$47,300	$47,300,000

Total Investments - 98.0% (cost $4,667,990,146)(b)		4,215,818,713
Other assets less liabilities - 2.0%(c)		86,382,988

Net Assets - 100.0%		$4,302,201,701

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	694	September 2010	$21,302,419	$21,793,529	$491,110

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 7/15/10	490,708	$448,504,658	$412,438,189	$(36,066,469)
British Pound settling 7/15/10	30,505	45,277,046	45,577,025	299,979
British Pound settling 10/15/10	63,971	95,646,241	95,574,016	(72,225)
British Pound settling 7/15/10	103,713	155,062,343	154,955,910	(106,433)
Canadian Dollar settling 7/15/10	34,399	34,225,136	32,310,718	(1,914,418)
Canadian Dollar settling 7/15/10	13,766	13,017,679	12,930,299	(87,380)
Euro settling 7/15/10	63,853	80,708,915	78,087,440	(2,621,475)
Euro settling 7/15/10	148,231	178,686,541	181,275,419	2,588,878
Japanese Yen settling 10/15/10	11,493,915	125,541,096	130,236,076	4,694,980
Japanese Yen settling 7/15/10	6,872,893	73,198,426	77,750,288	4,551,862
New Zealand Dollar settling 7/15/10	354,147	246,199,453	242,690,920	(3,508,533)
Norwegian Krone settling 7/15/10	1,528,848	254,151,442	234,770,699	(19,380,743)
Norwegian Krone settling 10/15/10	891,028	136,611,330	136,212,881	(398,449)
Swedish Krona settling 7/15/10	345,295	48,407,764	44,283,397	(4,124,367)
Swedish Krona settling 7/15/10	1,531,047	211,953,623	196,353,731	(15,599,892)
Sale Contracts:
Australian Dollar settling 7/15/10	81,780	67,650,869	68,735,776	(1,084,907)
Australian Dollar settling 7/15/10	66,156	57,148,530	55,603,864	1,544,666
Australian Dollar settling 7/15/10	171,997	152,031,588	144,562,818	7,468,770
British Pound settling 7/15/10	31,836	47,559,482	47,565,651	(6,169)
British Pound settling 7/15/10	102,382	155,191,660	152,967,285	2,224,375
Canadian Dollar settling 10/15/10	95,586	91,851,325	89,722,223	2,129,102
Canadian Dollar settling 7/15/10	172,054	172,005,839	161,609,008	10,396,831
Euro settling 7/15/10	540,591	723,310,758	661,102,334	62,208,424
Japanese Yen settling 10/15/10	678,972	7,604,977	7,693,345	(88,368)
Japanese Yen settling 7/15/10	6,872,893	76,862,900	77,750,288	(887,388)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar settling 7/15/10	82,601	$55,523,566	$56,605,061	$(1,081,495)
New Zealand Dollar settling 7/15/10	109,368	77,520,038	74,948,031	2,572,007
Norwegian Krone settling 7/15/10	972,081	148,413,845	149,273,268	(859,423)
Swedish Krona settling 7/15/10	1,179,936	148,459,212	151,324,444	(2,865,232)
Swiss Franc settling 7/15/10	155,726	145,591,384	144,507,034	1,084,350

(a)	Non-income producing security.
(b)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $195,054,278 and gross unrealized depreciation of investments was $(647,225,711), resulting in net unrealized depreciation of $(452,171,433).
(c)	An amount of U.S. $1,865,253 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt

Sanford C. Bernstein Fund, Inc. - Tax Managed International Portfolio

Portfolio Summary

June 30, 2010 (unaudited)

COUNTRY BREAKDOWN *

25.0%	United Kingdom
21.1%	Japan
8.6%	France
8.4%	Germany
6.2%	Switzerland
5.2%	Canada
4.4%	Netherlands
3.7%	Hong Kong
3.5%	Italy
3.2%	Australia
2.2%	Spain
1.7%	Denmark
1.6%	Belgium
1.2%	Sweden
4.0%	Other

100.0%	Total Investments

*	All data are as of June 30, 2010. The Portfolio’s country breakdown is expressed as a percentage of total Portfolio’s long-term investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Austria, Finland, Ireland, Israel, New Zealand, Singapore, and United States.

Sanford C. Bernstein Fund, Inc. - Tax Managed International Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$17,119,360	$792,367,824		$—	$809,487,184
Consumer Discretionary	39,867,761	513,289,428		—	553,157,189
Consumer Staples	—	531,891,680		—	531,891,680
Industrials	9,910,509	507,260,741		474,729	517,645,979
Materials	68,078,679	326,304,986		—	394,383,665
Energy	92,041,514	287,036,216		—	379,077,730
Health Care	48,441,229	322,750,080		—	371,191,309
Information Technology	28,754,589	256,113,065		—	284,867,654
Telecommunication Services	—	219,249,309		—	219,249,309
Utilities	—	107,567,014		—	107,567,014
Short-Term Investments	—	47,300,000		—	47,300,000

Total Investments in Securities	304,213,641	3,911,130,343	+	474,729	4,215,818,713
Other Financial Instruments*:
Assets	491,110	101,764,224		—	102,255,334
Liabilities	—	(90,753,366)		—	(90,753,366)

Total	$304,704,751	$3,922,141,201		$474,729	$4,227,320,681

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Industrials	Rights	Total
Balance as of 9/30/09	$—	$2	$2
Accrued discounts /premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(14,648)	(2)	(14,650)
Net purchases (sales)	489,377	—	489,377
Net transfers in and/or out of Level 3	—	—	—

Balance as of 6/30/10	$474,729	$—	$474,729

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/10	$(14,648)	$—	$(14,648)

Sanford C. Bernstein Fund, Inc. - International Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Financials - 18.8%
Capital Markets - 3.5%
Credit Suisse Group AG	499,053	$18,763,013
Deutsche Bank AG	202,400	11,368,637
Julius Baer Group Ltd.	344,196	9,813,917
Macquarie Group Ltd.	463,866	14,257,613
Man Group PLC	3,587,323	11,891,642

		66,094,822

Commercial Banks - 8.5%
Australia & New Zealand Banking Group Ltd.	649,400	11,664,125
Banco Santander SA	1,196,428	12,545,957
Barclays PLC	3,215,199	12,833,481
BNP Paribas	274,039	14,743,499
Danske Bank A/S(a)	499,800	9,617,360
HSBC Holdings PLC	1,034,400	9,483,720
Mitsubishi UFJ Financial Group, Inc.	799,500	3,630,293
National Australia Bank Ltd.	673,321	13,018,149
National Bank of Canada	110,600	5,657,010
Societe Generale	210,546	8,663,738
Standard Chartered PLC	1,008,123	24,548,210
Sumitomo Mitsui Financial Group, Inc.	399,600	11,309,614
UniCredit SpA	4,661,755	10,311,959
United Overseas Bank Ltd.	829,000	11,532,932

		159,560,047

Consumer Finance - 0.7%
ORIX Corp.	169,220	12,259,103

Diversified Financial Services - 0.7%
Hong Kong Exchanges and Clearing Ltd.	491,000	7,670,360
IG Group Holdings PLC	1,017,208	6,355,113

		14,025,473

Insurance - 2.9%
Admiral Group PLC	270,415	5,663,112
Allianz SE	191,400	18,943,497
Industrial Alliance Insurance & Financial Services, Inc.	120,400	3,947,170
Muenchener Rueckversicherungs AG (MunichRe)	76,000	9,542,774
Old Mutual PLC	4,586,700	7,022,452
Prudential PLC	1,250,400	9,431,277

		54,550,282

Real Estate Management & Development - 2.5%
Daito Trust Construction Co., Ltd.	99,800	5,651,539
Hang Lung Group Ltd.	569,800	3,034,447
Hang Lung Properties Ltd.	4,417,000	16,978,834
Lend Lease Group	241,056	1,467,953
Mitsui Fudosan Co., Ltd.	583,000	8,114,466
New World Development Ltd.	2,099,000	3,407,618
Sumitomo Realty & Development Co., Ltd.	438,000	7,442,460

		46,097,317

		352,587,044

Consumer Discretionary - 13.1%
Automobiles - 3.7%
Bayerische Motoren Werke AG	345,400	16,778,336

Company	Shares	U.S. $ Value
Honda Motor Co., Ltd.	580,100	$17,039,186
Isuzu Motors Ltd.	1,356,000	4,074,771
Nissan Motor Co., Ltd.(a)	2,166,700	15,098,601
Suzuki Motor Corp.	510,900	10,026,617
Volkswagen AG (Preference Shares)	68,166	5,981,603

		68,999,114

Distributors - 1.3%
Li & Fung Ltd.	5,292,000	23,743,633

Hotels, Restaurants & Leisure - 0.7%
Carnival PLC	206,682	6,694,717
Thomas Cook Group PLC	998,600	2,643,170
TUI Travel PLC	1,434,400	4,462,692

		13,800,579

Household Durables - 1.0%
Electrolux AB	172,300	3,938,918
Sharp Corp.	749,000	7,900,928
Sony Corp.	296,600	7,911,211

		19,751,057

Media - 1.6%
Informa PLC	432,700	2,286,104
Jupiter Telecommunications Co., Ltd.	1,704	1,631,418
Lagardere SCA	286,200	8,926,369
SES SA (FDR)	294,923	6,133,368
Vivendi SA	530,730	10,785,532

		29,762,791

Multiline Retail - 1.0%
Marks & Spencer Group PLC	2,095,500	10,323,295
PPR	27,500	3,416,131
Takashimaya Co., Ltd.	607,000	4,838,538

		18,577,964

Specialty Retail - 2.9%
Esprit Holdings Ltd.	1,479,084	7,963,407
Fast Retailing Co., Ltd.	68,200	10,319,650
Hennes & Mauritz AB - Class B	513,900	14,123,185
Inditex SA	251,350	14,332,311
Yamada Denki Co., Ltd.	114,240	7,464,417

		54,202,970

Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA	148,200	5,173,999
LVMH Moet Hennessy Louis Vuitton SA	104,200	11,341,425

		16,515,424

		245,353,532

Consumer Staples - 12.0%
Beverages - 2.2%
Anheuser-Busch InBev NV	582,126	27,989,328
Asahi Breweries Ltd.	397,900	6,740,839
Carlsberg A/S	80,075	6,102,433

		40,832,600

Food & Staples Retailing - 2.5%
Aeon Co., Ltd.	811,100	8,582,515

Company	Shares	U.S. $ Value
Casino Guichard Perrachon SA	95,300	$7,231,826
Koninklijke Ahold NV	259,400	3,208,747
Olam International Ltd.	2,880,000	5,286,127
Tesco PLC	3,991,017	22,514,975

		46,824,190

Food Products - 1.0%
Nestle SA	210,535	10,151,752
Unilever NV	348,000	9,503,603

		19,655,355

Household Products - 1.1%
Reckitt Benckiser Group PLC	439,300	20,433,760

Tobacco - 5.2%
British American Tobacco PLC	1,246,501	39,558,710
Imperial Tobacco Group PLC	886,900	24,780,593
Japan Tobacco, Inc.	10,437	32,470,491

		96,809,794

		224,555,699

Industrials - 11.8%
Aerospace & Defense - 1.4%
BAE Systems PLC	2,133,300	9,928,845
Bombardier, Inc. - Class B	959,800	4,363,752
Rolls-Royce Group - C Shares	120,519,000	180,067
Rolls-Royce Group PLC(a)	1,339,100	11,177,182

		25,649,846

Commercial Services & Supplies - 1.5%
Aggreko PLC	374,304	7,857,685
G4S PLC	1,236,200	4,901,222
Rentokil Initial PLC(a)	3,180,442	5,096,912
Serco Group PLC	1,249,218	10,909,413

		28,765,232

Construction & Engineering - 0.6%
Bouygues SA	248,300	9,584,741
Vinci SA	37,742	1,567,109

		11,151,850

Electrical Equipment - 0.3%
Vestas Wind Systems A/S(a)	125,000	5,202,012

Industrial Conglomerates - 0.5%
Siemens AG	107,200	9,587,930

Machinery - 1.4%
Atlas Copco AB - Class A	327,041	4,781,559
NGK Insulators Ltd.	271,000	4,220,832
Vallourec SA	96,038	16,558,126

		25,560,517

Professional Services - 2.1%
Capita Group PLC (The)	2,203,500	24,276,476
Randstad Holding NV(a)	245,300	9,639,106
SGS SA	4,062	5,482,286

		39,397,868

Company	Shares	U.S. $ Value
Road & Rail - 0.6%
East Japan Railway Co.	112,300	$7,477,558
Firstgroup PLC	749,900	4,070,585

		11,548,143

Trading Companies & Distributors - 3.4%
ITOCHU Corp.	1,259,000	9,842,180
Mitsubishi Corp.	1,367,000	28,281,082
Mitsui & Co., Ltd.	1,706,400	19,906,481
Noble Group Ltd.	1,939,545	2,344,296
Travis Perkins PLC(a)	208,900	2,272,446

		62,646,485

Transportation Infrastructure - 0.0%
Intoll Group	958,924	835,529

		220,345,412

Energy - 9.6%
Energy Equipment & Services - 3.1%
AMEC PLC	1,197,200	14,667,317
Petrofac Ltd.	448,800	7,895,721
Saipem SpA	494,900	15,073,764
Technip SA	186,600	10,702,598
Tenaris SA	534,978	9,227,183

		57,566,583

Oil, Gas & Consumable Fuels - 6.5%
BG Group PLC	904,518	13,452,756
BP PLC	2,423,100	11,599,780
EnCana Corp.	201,100	6,090,333
ENI SpA	807,100	14,815,167
JX Holdings, Inc.(a)	925,500	4,574,377
Nexen, Inc. (Toronto)	507,454	9,981,764
OMV AG	93,800	2,816,862
Penn West Energy Trust	392,014	7,475,350
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	1,044,169	26,247,949
Royal Dutch Shell PLC - Class B	181,196	4,379,636
Suncor Energy, Inc. (Toronto)	694,156	20,429,202

		121,863,176

		179,429,759

Materials - 9.4%
Chemicals - 3.4%
Air Water, Inc.	390,000	4,258,116
Incitec Pivot Ltd.	1,132,200	2,560,556
Israel Chemicals Ltd.	898,600	9,361,323
K+S AG	315,700	14,508,404
Mitsubishi Gas Chemical Co., Inc.	839,000	4,068,128
Potash Corp. of Saskatchewan, Inc.	259,300	22,362,032
Syngenta AG	30,362	7,014,110

		64,132,669

Construction Materials - 0.3%
Boral Ltd.	62,200	249,152
CRH PLC (London)	201,500	4,151,524

		4,400,676

Company	Shares	U.S. $ Value
Metals & Mining - 5.7%
Agnico-Eagle Mines Ltd.	83,900	$5,099,442
ArcelorMittal (Euronext Amsterdam)	491,714	13,188,644
BHP Billiton Ltd.	213,300	6,635,668
BHP Billiton PLC	524,106	13,589,308
JFE Holdings, Inc.	276,200	8,544,799
Kazakhmys PLC	272,400	3,998,546
Mitsubishi Materials Corp.(a)	1,395,000	3,707,932
Rio Tinto PLC	377,700	16,586,467
ThyssenKrupp AG	245,500	6,049,889
Xstrata PLC	2,273,580	29,771,761

		107,172,456

		175,705,801

Health Care - 9.0%
Health Care Equipment & Supplies - 0.4%
Alcon, Inc.	50,400	7,468,776

Health Care Providers & Services - 0.8%
Celesio AG	175,000	3,815,973
Fresenius Medical Care AG & Co. KGaA	193,941	10,463,991

		14,279,964

Life Sciences Tools & Services - 0.4%
QIAGEN NV(a)	359,534	6,994,709

Pharmaceuticals - 7.4%
AstraZeneca PLC	439,400	20,715,874
Bayer AG	231,900	12,958,897
Novartis AG	722,770	35,027,677
Novo Nordisk A/S - Class B	105,979	8,562,329
Roche Holding AG	139,430	19,191,373
Sanofi-Aventis SA	412,568	24,847,829
Shire PLC	54,804	1,124,263
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	326,300	16,964,337

		139,392,579

		168,136,028

Information Technology - 6.5%
Communications Equipment - 1.3%
Nokia Oyj	1,545,000	12,592,993
Research In Motion Ltd.(a)	252,600	12,443,076

		25,036,069

Computers & Peripherals - 1.0%
Logitech International SA(a)	343,600	4,651,109
Toshiba Corp.(a)	2,856,000	14,147,396

		18,798,505

Electronic Equipment, Instruments & Components - 1.1%
Hirose Electric Co. Ltd.	11,100	1,016,575
Hitachi High-Technologies Corp.	151,800	2,788,700
Keyence Corp.	21,600	4,994,836
Murata Manufacturing Co., Ltd.	71,300	3,400,158
Nippon Electric Glass Co., Ltd.	668,000	7,651,629

		19,851,898

Company	Shares	U.S. $ Value
Internet Software & Services - 0.5%
Yahoo! Japan Corp.	20,788	$8,285,573

IT Services - 0.1%
Cap Gemini SA	60,900	2,676,529

Office Electronics - 0.9%
Canon, Inc.	398,500	14,851,875
Konica Minolta Holdings, Inc.	132,000	1,269,875

		16,121,750

Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV	337,900	9,298,960

Software - 1.1%
Nintendo Co., Ltd.	33,500	9,835,901
SAP AG	251,700	11,192,398

		21,028,299

		121,097,583

Telecommunication Services - 5.0%
Diversified Telecommunication Services - 3.2%
France Telecom SA	572,800	9,935,162
Nippon Telegraph & Telephone Corp.	376,600	15,341,136
Telecom Corp. of New Zealand Ltd.	2,393,013	3,070,511
Telecom Italia SpA (ordinary shares)	7,703,600	8,507,476
Telecom Italia SpA (savings shares)	6,043,200	5,520,215
Telefonica SA	756,100	14,006,510
Telstra Corp. Ltd.	1,141,100	3,110,349

		59,491,359

Wireless Telecommunication Services - 1.8%
KDDI Corp.	572	2,726,542
Softbank Corp.	78,100	2,071,467
Vodafone Group PLC	13,927,025	28,696,518

		33,494,527

		92,985,886

Utilities - 2.4%
Electric Utilities - 1.8%
E.ON AG	502,200	13,503,251
EDF SA	212,700	8,092,510
Tokyo Electric Power Co., Inc. (The)	412,800	11,229,579

		32,825,340

Gas Utilities - 0.4%
Tokyo Gas Co., Ltd.	1,861,000	8,495,721

Multi-Utilities - 0.2%
RWE AG	65,480	4,284,742

		45,605,803

Total Common Stocks (cost $1,985,061,595)		1,825,802,547

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
State Street Bank & Trust Co. 0.00%, dated 6/30/10 due 7/01/10 in the amount of $26,015,000 (collateralized by $25,985,000 Federal Home Loan Bank, 4.375%, due 9/17/10, value $26,538,481) (cost $26,015,000)	$26,015	$26,015,000

Total Investments - 99.0% (cost $2,011,076,595)(b)		1,851,817,547
Other assets less liabilities - 1.0%(c)		18,299,019

Net Assets - 100.0%		$1,870,116,566

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
S&P TSE 60 Index Futures	77	September 2010	$9,862,211	$9,536,123	$(326,088)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 9/15/10	101,436	82,175,332	84,641,319	2,465,987
British Pound settling 9/15/10	21,187	31,677,743	31,654,277	(23,466)
British Pound settling 9/15/10	24,080	36,003,212	35,976,541	(26,671)
Euro settling 9/15/10	17,092	21,019,741	20,909,348	(110,393)
Japanese Yen settling 9/15/10	4,728,342	51,611,003	53,545,019	1,934,016
Japanese Yen settling 9/15/10	2,802,385	30,728,243	31,734,963	1,006,720
New Zealand Dollar settling 9/15/10	65,659	43,292,261	44,789,096	1,496,835
Norwegian Krone settling 9/15/10	239,370	35,505,355	36,644,154	1,138,799
Norwegian Krone settling 9/15/10	406,627	62,428,083	62,248,830	(179,253)
Swedish Krona settling 9/15/10	299,797	36,993,478	38,447,435	1,453,957
Sale Contracts:
Australian Dollar settling 9/15/10	20,397	17,490,835	17,019,884	470,951
British Pound settling 9/15/10	24,080	34,678,812	35,976,541	(1,297,729)
Canadian Dollar settling 9/15/10	54,347	51,333,711	51,026,798	306,913
Canadian Dollar settling 9/15/10	48,399	46,520,950	45,442,177	1,078,773
Euro settling 9/15/10	152,688	182,401,085	186,789,526	(4,388,441)
Japanese Yen settling 9/15/10	3,066,582	34,328,899	34,726,801	(397,902)
Swiss Franc settling 9/15/10	73,780	64,160,985	68,544,984	(4,383,999)

(a)	Non-income producing security.
(b)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $84,602,211 and gross unrealized depreciation of investments was $(243,861,259), resulting in net unrealized depreciation of $(159,259,048).
(c)	An amount of U.S. $502,708 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt

Sanford C. Bernstein Fund, Inc. - International Portfolio

Portfolio Summary

June 30, 2010 (unaudited)

COUNTRY BREAKDOWN *

25.4%	United Kingdom
21.1%	Japan
8.5%	France
8.3%	Germany
6.3%	Switzerland
5.3%	Canada
4.5%	Netherlands
3.6%	Hong Kong
3.5%	Italy
2.9%	Australia
2.2%	Spain
1.6%	Denmark
1.5%	Belgium
1.4%	Israel
3.9%	Other

100.0%	Total Investments

*	All data are as of June 30, 2010. The Portfolio’s country breakdown is expressed as a percentage of total Portfolio’s long-term investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Austria, Finland, Ireland, New Zealand, Singapore, Sweden and United States.

Sanford C. Bernstein Fund, Inc. - International Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$9,604,180	$342,982,864		$—	$352,587,044
Consumer Discretionary	17,039,186	228,314,346		—	245,353,532
Consumer Staples	—	224,555,699		—	224,555,699
Industrials	4,363,752	215,801,593		180,067	220,345,412
Energy	48,551,026	130,878,733		—	179,429,759
Materials	27,461,474	148,244,327		—	175,705,801
Health Care	24,433,113	143,702,915		—	168,136,028
Information Technology	12,443,076	108,654,507		—	121,097,583
Telecommunication Services	—	92,985,886		—	92,985,886
Utilities	—	45,605,803		—	45,605,803
Short-Term Investments	—	26,015,000		—	26,015,000

Total Investments in Securities	143,895,807	1,707,741,673	+	180,067	1,851,817,547
Other Financial Instruments*:
Assets	—	11,352,951		—	11,352,951
Liabilities	(326,088)	(10,807,854)		—	(11,133,942)

Total	$143,569,719	$1,708,286,770		$180,067	$1,852,036,556

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Industrials	Rights	Total
Balance as of 9/30/09	$—	$1	$1
Accrued discounts /premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(5,556)	(1)	(5,557)
Net purchases (sales)	185,623	—	185,623
Net transfers in and/or out of Level 3	—	—	—

Balance as of 6/30/10	$180,067	$—	$180,067

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/10	$(5,556)	$—	$(5,556)

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Financials - 27.2%
Commercial Banks - 19.2%
Allahabad Bank	391,400	$1,358,272
Banco Bradesco SA (Preference Shares)	527,010	8,207,341
Banco do Brasil SA	2,083,500	28,453,338
Banco do Estado do Rio Grande do Sul (Preference Shares)	38,400	279,331
Banco Santander Chile (ADR)	68,841	4,618,543
Bank Central Asia Tbk PT	16,866,000	10,973,869
Bank Negara Indonesia Persero TBK PT	25,637,500	6,590,421
Bank of Baroda	480,000	7,184,221
Bank of China Ltd.	31,664,000	15,974,561
Bank of Communications Co., Ltd.	8,601,000	9,052,173
Bank Rakyat Indonesia	12,046,500	12,230,310
Canara Bank	2,124,000	20,576,437
China Construction Bank Corp.-Class H	9,820,000	7,905,226
CIMB Group Holdings Bhd	4,301,200	9,260,795
Commercial International Bank Egypt SAE	961,512	11,206,212
Daegu Bank Ltd.	176,810	2,008,672
Grupo Financiero Banorte SAB de CV-Class O	1,111,925	4,212,798
Hana Financial Group, Inc.	679,300	18,011,975
Industrial & Commercial Bank of China-Class H	34,733,000	25,289,981
Investimentos Itau SA	27,031	163,685
Investimentos Itau SA (Preference Shares)	3,659,393	21,713,074
KB Financial Group, Inc.	198,027	7,590,526
Krung Thai Bank PCL	29,865,000	11,617,752
Oriental Bank of Commerce	492,000	3,440,292
OTP Bank PLC (a)	162,700	3,280,414
Powszechna Kasa Oszczednosci Bank Polski SA	433,016	4,618,728
Punjab National Bank Ltd.	772,000	17,317,320
Shinhan Financial Group Co., Ltd.	571,106	21,021,905
Turkiye Garanti Bankasi AS	4,737,394	19,715,284
Turkiye Vakiflar Bankasi Tao-Class D	4,044,000	9,195,584
Union Bank of India	567,964	3,750,937

		326,819,977

Diversified Financial Services - 1.6%
African Bank Investments Ltd.	651,691	2,557,673
AMMB Holdings Bhd	2,794,000	4,282,079
FirstRand Ltd.	5,405,539	12,652,609
Fubon Financial Holding Co., Ltd. (a)	6,538,000	7,262,308

		26,754,669

Insurance - 3.0%
China Life Insurance Co., Ltd.-Class H	4,963,000	21,673,006
Dongbu Insurance Co., Ltd.	61,300	1,759,133
LIG Insurance Co., Ltd.	383,080	7,594,008
Old Mutual PLC	11,341,616	17,513,725
Powszechny Zaklad Ubezpieczen SA (a)	24,161	2,492,770

		51,032,642

Real Estate Management & Development - 2.3%
BR Malls Participacoes SA	422,279	5,497,815
Guangzhou R&F Properties Co., Ltd.	6,202,800	7,803,597
Longfor Properties Co., Ltd.	3,059,500	3,032,223
Shenzhen Investment Ltd.	20,174,000	5,782,890
Shimao Property Holdings Ltd.	5,448,500	8,452,513

Yanlord Land Group Ltd.	6,606,000	8,088,529

		38,657,567

Thrifts & Mortgage Finance - 1.1%
Housing Development Finance Corp.	299,819	18,962,246

		462,227,101

Information Technology - 14.2%
Communications Equipment - 0.2%
ZTE Corp.-Class H	882,200	2,678,676

Computers & Peripherals - 1.3%
AmTRAN Technology Co., Ltd.	4,462,000	3,990,441
Compal Electronics, Inc.	5,266,000	6,271,822
Lite-On Technology Corp.	1,054,000	1,155,018
Quanta Computer, Inc.	2,917,000	5,272,600
TPV Technology Ltd.	4,336,000	2,572,395
Wistron Corp.	1,591,000	2,331,357

		21,593,633

Electronic Equipment, Instruments & Components - 3.5%
AU Optronics Corp.	13,325,155	11,798,624
AU Optronics Corp. (Sponsored ADR)	463,968	4,120,036
HannStar Display Corp. (a)	5,139,000	973,895
Hon Hai Precision Industry Co., Ltd. (a)	6,033,550	21,148,626
Ju Teng International Holdings Ltd.	4,594,000	2,808,538
LG Display Co., Ltd.	175,730	5,779,746
Samsung Electro-Mechanics Co., Ltd.	17,480	2,185,869
Unimicron Technology Corp.	7,430,630	10,815,984

		59,631,318

Internet Software & Services – 0.7%
Baidu, Inc. (Sponsored ADR) (a)	42,000	2,859,360
Tencent Holdings Ltd.	561,600	9,304,164

		12,163,524

IT Services - 1.0%
Infosys Technologies Ltd.	297,399	17,737,389

Semiconductors & Semiconductor Equipment - 7.5%
Novatek Microelectronics Corp. Ltd.	590,230	1,583,958
Powertech Technology, Inc.	3,228,600	8,964,266
Samsung Electronics Co., Ltd.	97,491	61,147,706
Samsung Electronics Co., Ltd. (Preference Shares)	38,930	16,595,699
Taiwan Semiconductor Manufacturing Co., Ltd.	4,374,120	8,175,417
Transcend Information, Inc.	2,592,000	6,836,979
United Microelectronics Corp. (a)	53,937,096	23,738,880

		127,042,905

		240,847,445

Energy - 12.9%
Oil, Gas & Consumable Fuels - 12.9%
Afren PLC (a)	1,287,500	1,625,894
Banpu PCL	381,704	7,116,598
Banpu PCL (NVDR)	180,796	3,348,536
Cairn India Ltd. (a)	787,730	5,106,671
China Petroleum & Chemical Corp.-Class H	27,083,000	21,880,340

CNOOC Ltd.	14,580,000	24,707,205
Gazprom OAO (Sponsored ADR)	2,667,806	50,181,431
Indo Tambangraya Megah PT	885,500	3,600,538
KazMunaiGas Exploration Production (GDR) (b)	393,614	7,321,220
LUKOIL OAO (London) (Sponsored ADR)	554,100	28,536,150
NovaTek OAO (Sponsored GDR) (b)	62,950	4,493,434
OGX Petroleo e Gas Participacoes SA (a)	479,000	4,437,053
Petroleo Brasileiro SA (Preference Shares)	79,300	1,180,054
Petroleo Brasileiro SA (Sponsored ADR)	917,370	27,337,626
Rosneft Oil Co. (GDR) (a)(b)	1,960,688	12,117,052
Sasol Ltd.	54,600	1,939,701
Ultrapar Participacoes SA (Preference Shares)	121,900	5,834,316
Yanzhou Coal Mining Co., Ltd.-Class H	4,718,000	9,083,819

		219,847,638

Materials - 12.4%
Chemicals - 0.4%
Hyosung Corp.	44,320	2,806,393
LG Chem Ltd.	13,700	3,435,831

		6,242,224

Construction Materials - 0.5%
LSR Group (GDR) (a)(b)	270,056	2,030,218
Semen Gresik Persero TBK PT	5,604,000	5,372,868

		7,403,086

Metals & Mining - 11.3%
Anglo American PLC (a)	199,592	6,941,181
Antofagasta PLC	136,400	1,586,964
Centamin Egypt Ltd. (a)	1,172,600	2,859,155
China Metal Recycling Holdings Ltd.	591,600	538,972
Cia de Minas Buenaventura SA (ADR)-Class B	36,700	1,410,748
Eurasian Natural Resources Corp. PLC	604,500	7,692,178
Evraz Group SA (GDR) (a)(b)	115,318	2,724,964
First Quantum Minerals Ltd.	85,233	4,287,471
Gold Fields Ltd. (Sponsored ADR)	616,100	8,237,257
Hindalco Industries Ltd.	567,400	1,745,356
Hyundai Steel Co.	190,600	13,932,472
Impala Platinum Holdings Ltd.	216,200	5,031,851
Jindal Steel & Power Ltd.	472,300	6,308,720
Kazakhmys PLC	499,100	7,326,264
KGHM Polska Miedz SA	466,700	12,055,620
Korea Zinc Co., Ltd.	52,000	9,181,736
POSCO	35,308	13,378,582
Real Gold Mining Ltd. (a)	1,788,000	2,785,400
Sesa Goa Ltd.	1,471,288	11,082,107
Steel Authority of India Ltd.	1,790,991	7,379,825
Tata Steel Ltd.	1,033,400	10,716,065
Timah TBK PT (a)	20,191,500	4,719,221
Usinas Siderurgicas de Minas Gerais SA	368,455	9,675,771
Usinas Siderurgicas de Minas Gerais SA (Preference Shares)-Class A	60,091	1,601,650
Vale SA (Sponsored ADR) (Local Preference Shares)	1,712,300	35,992,546
Vale SA (Sponsored ADR)-Class B	125,700	3,060,795

		192,252,871

Paper & Forest Products - 0.2%
Fibria Celulose SA (a)	179,586	2,650,510
Fibria Celulose SA (Sponsored ADR) (a)	87,697	1,297,916

		3,948,426

		209,846,607

Consumer Discretionary - 9.2%
Auto Components - 0.5%
Hyundai Mobis	55,140	9,248,326

Automobiles - 1.3%
Astra International TBK PT	423,000	2,234,915
Dongfeng Motor Group Co., Ltd.-Class H	3,120,000	3,591,414
Great Wall Motor Co., Ltd.-Class H	587,500	1,025,733
Hyundai Motor Co.	113,362	13,264,345
Tofas Turk Otomobil Fabrikasi AS	723,900	2,441,773

		22,558,180

Distributors - 0.3%
Imperial Holdings Ltd.	463,147	5,150,756

Hotels, Restaurants & Leisure - 0.4%
Ctrip.com International Ltd. (ADR) (a)	201,600	7,572,096

Household Durables - 2.3%
Brookfield Incorporacoes SA	2,423,800	10,447,182
Gafisa SA (ADR)	192,500	2,331,175
MRV Engenharia e Participacoes SA	697,800	4,913,594
PDG Realty SA Empreendimentos e Participacoes	689,891	5,824,897
Rossi Residencial SA	1,009,700	7,277,672
Urbi Desarrollos Urbanos SAB de CV (a)	4,568,400	8,477,629

		39,272,149

Leisure Equipment & Products - 0.1%
Altek Corp.	1,528,000	1,971,130

Media - 0.7%
CTC Media, Inc.	116,100	1,676,484
Naspers Ltd.-Class N	293,835	9,895,027

		11,571,511

Multiline Retail - 0.4%
Empresas La Polar SA	392,700	2,135,920
Lojas Renner SA	52,681	1,430,121
Woolworths Holdings Ltd.	947,800	2,944,013

		6,510,054

Specialty Retail - 2.0%
Belle International Holdings Ltd.	4,513,000	6,413,994
Foschini Ltd.	1,551,700	13,063,754
Hengdeli Holdings Ltd.	12,848,000	5,538,305
Lewis Group Ltd.	640,200	4,898,964
Zhongsheng Group Holdings Ltd. (a)	2,642,000	3,257,162

		33,172,179

Textiles, Apparel & Luxury Goods - 1.2%
Daphne International Holdings Ltd.	4,584,000	4,642,259
Pacific Textile Holdings Ltd.	3,118,000	1,540,799
Shenzhou International Group Holdings Ltd.	1,867,000	2,131,430

Texwinca Holdings Ltd.	2,474,000	2,396,677
Yue Yuen Industrial Holdings Ltd.	3,000,500	9,293,998

		20,005,163

		157,031,544

Industrials - 6.6%
Airlines - 1.3%
Air China Ltd. (a)	6,284,000	6,138,950
Gol Linhas Aereas Inteligentes SA (ADR)	522,900	6,337,548
Korean Air Lines Co., Ltd. (a)	145,000	9,632,684
Turk Hava Yollari (a)	76,299	187,810

		22,296,992

Construction & Engineering - 1.2%
IRB Infrastructure Developers Ltd.	561,300	3,194,551
Murray & Roberts Holdings Ltd.	825,400	4,154,012
Orascom Construction Industries (London) (GDR) (b)	60,945	2,334,688
Samsung Engineering Co., Ltd.	121,700	11,270,285

		20,953,536

Electrical Equipment - 1.1%
Bharat Heavy Electricals Ltd.	171,865	9,041,365
Silitech Technology Corp.	743,000	1,900,351
Trina Solar Ltd. (Sponsored ADR) (a)	442,800	7,651,584

		18,593,300

Industrial Conglomerates - 1.3%
Beijing Enterprises Holdings Ltd.	1,358,000	8,798,460
Bidvest Group Ltd.	634,530	10,042,197
Dogan Sirketler Grubu Holdings	5,660,266	3,599,895

		22,440,552

Machinery - 0.4%
Hanjin Heavy Industries & Construction Co., Ltd.	294,130	6,190,861

Marine - 0.4%
China Shipping Development Co., Ltd.-Class H	1,064,000	1,342,293
Grindrod Ltd.	2,742,092	5,108,457

		6,450,750

Road & Rail - 0.7%
Globaltrans Investment PLC (Sponsored GDR) (b)	265,439	3,793,123
Localiza Rent a Car SA	669,369	7,769,131

		11,562,254

Transportation Infrastructure - 0.2%
DP World Ltd.	8,542,400	3,758,656

		112,246,901

Telecommunication Services - 5.6%
Diversified Telecommunication Services - 1.5%
China Unicom Hong Kong Ltd.	6,354,000	8,498,936
LG Telecom Ltd.	1,237,440	7,716,530
Tele Norte Leste Participacoes SA (ADR)	280,500	4,196,280

Telecom Egypt	1,713,938	4,653,102

		25,064,848

Wireless Telecommunication Services - 4.1%
America Movil SAB de CV Series L (ADR)	547,717	26,016,557
Axiata Group Bhd (a)	3,990,000	4,799,119
China Mobile Ltd.	3,272,000	32,412,673
Far EasTone Telecommunications Co., Ltd.	717,000	884,119
Mobile Telesystems OJSC (Sponsored ADR) (a)	276,842	5,304,293
Philippine Long Distance Telephone Co. (Sponsored ADR)	24,100	1,228,377

		70,645,138

		95,709,986

Utilities - 4.6%
Electric Utilities - 3.4%
Cia Energetica de Minas Gerais (Sponsored ADR)	706,600	10,365,822
Cia Paranaense de Energia (Preference Shares)	323,300	6,663,025
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference Shares)-Class B	1,414,379	28,177,877
Enersis SA (Sponsored ADR)	628,122	12,505,909

		57,712,633

Gas Utilities - 0.1%
Aygaz AS	382,300	1,535,094

Independent Power Producers & Energy Traders - 0.1%
Akenerji Elektrik Uretim AS (a)	1,046,600	2,043,517

Water Utilities - 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo	515,600	10,711,912
Cia de Saneamento de Minas Gerais-COPASA	395,500	5,477,839

		16,189,751

		77,480,995

Consumer Staples - 3.6%
Beverages - 0.9%
Central European Distribution Corp. (a)	67,997	1,453,776
Cia Cervecerias Unidas SA	539,858	4,745,570
Cia Cervecerias Unidas SA (ADR)	15,700	676,513
Cia de Bebidas das Americas (ADR)	29,794	3,009,492
Fomento Economico Mexicano SAB de CV (Sponsored ADR) Series B	59,292	2,558,449
Grupo Modelo SAB de CV	506,716	2,502,814

		14,946,614

Food & Staples Retailing - 1.0%
Centros Comerciales Sudamericanos SA	1,121,627	5,073,562
President Chain Store Corp.	1,785,000	5,267,655
X5 Retail Group NV (GDR) (a)(b)	178,695	5,996,844

		16,338,061

Food Products - 1.5%
China Mengniu Dairy Co., Ltd.	3,400,000	10,998,463
China Yurun Food Group Ltd.	3,876,000	12,188,829

Cosan Ltd. (a)	252,600	2,359,284

		25,546,576

Personal Products - 0.2%
Dabur India Ltd.	457,300	2,065,496
Hypermarcas SA (a)	159,647	2,050,203

		4,115,699

		60,946,950

Health Care - 0.6%
Pharmaceuticals - 0.6%
Aspen Pharmacare Holdings Ltd. (a)	441,392	4,358,691
China Shineway Pharmaceutical Group Ltd.	299,000	909,352
Pharmstandard (GDR) (a)(b)	255,839	5,576,861

		10,844,904

Total Common Stocks (cost $1,478,149,850)		1,647,030,071

WARRANTS - 1.5%
Financials - 1.5%
Aldar Properties, Merrill Lynch, expiring 10/22/12 (a)	3,035,189	2,244,522
Commercial Bank of Qatar, Deutsche Bank AG London, expiring 5/26/17 (a)	458,900	8,329,035
Sberbank of Russian Federation, Deutsche Bank AG London, expiring 2/28/18 (a)	1,552,500	3,803,625
Sberbank of Russian Federation, Merrill Lynch, expiring 11/05/12 (a)	4,085,600	10,009,720
Total Warrants (cost $26,266,097)		24,386,902

RIGHTS - 0.0%
Financials - 0.0%
Bank of Communications Co., Ltd. (a) (cost $0)	1,161,750	465,482

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
State Street Bank & Trust Co. 0.00%, dated 6/30/10, due 7/01/10 due in the amount of $10,024,000 (collateralized by $10,015,000 Federal Home Loan Bank, 4.375% due 9/17/10, value $10,228,320) (cost $10,024,000)	$10,024	10,024,000

Total Investments - 99.0% (cost $1,514,439,947) (c)	1,681,906,455
Other assets less liabilities - 1.0%	17,817,506

Net Assets - 100.0%	$1,699,723,961

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate market value of these securities amounted to $46,388,405 or 2.7% of net assets.
(c)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $269,618,135 and gross unrealized depreciation of investments was $(102,151,627), resulting in net unrealized appreciation of $167,466,508.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
IRB	-	Industrial Revenue Bond
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

Portfolio Summary

June 30, 2010 (unaudited)

Country Breakdown*

18.2%	China
16.6%	Brazil
14.6%	South Korea
8.8%	India
8.1%	Russia
8.0%	Taiwan
5.4%	South Africa
2.7%	Indonesia
2.6%	Mexico
2.6%	United Kingdom
2.3%	Turkey
1.8%	Chile
1.5%	Hong Kong
1.3%	Thailand
1.2%	Poland
4.3%	Other

100.0%	Total Investments

*	All data are as of June 30, 2010. The Portfolio’s country breakdown is expressed as a percentage of total Portfolio’s long-term investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Australia, Canada, Egypt, Hungary, Kazakhstan, Malaysia, Peru, Philippines, Qatar, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Financials	$75,638,695	$374,970,654		$11,617,752	$462,227,101
Information Technology	6,979,396	233,868,049		—	240,847,445
Energy	58,686,426	161,161,212		—	219,847,638
Materials	68,214,664	141,631,943		—	209,846,607
Consumer Discretionary	55,343,932	101,687,612		—	157,031,544
Industrials	29,310,042	82,936,859		—	112,246,901
Telecommunication Services	36,745,507	58,964,479		—	95,709,986
Utilities	73,902,384	3,578,611		—	77,480,995
Consumer Staples	24,429,663	36,517,287		—	60,946,950
Health Care	754,820	10,090,084		—	10,844,904
Warrants	—	—		24,386,902	24,386,902
Rights	—	—		465,482	465,482
Short-Term Investments	—	10,024,000		—	10,024,000

Total Investments in Securities	430,005,529	1,215,430,790	+	36,470,136	1,681,906,455
Other Financial Instruments*

Total	$430,005,529	$1,215,430,790		$36,470,136	$1,681,906,455

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Financials	Energy	Warrants	Rights
Balance as of 9/30/09	$11,211,299	$7,800,401	$14,358,145	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	785,830	6,454,372	(1,128,402)	—
Change in unrealized appreciation/depreciation	1,947,695	(7,121,198)	(4,490,825)	465,482
Net purchases (sales)	(6,825,282)	(7,133,575)	15,647,984	—
Net transfers in and/or out of Level 3	4,498,210	—	—	—

Balance as of 6/30/10	$11,617,752	$—	$24,386,902	$465,482

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/10*	$2,897,133	$—	$(2,792,279)	$465,482

Total
Balance as of 9/30/09	$33,369,845
Accrued discounts/premiums	—
Realized gain (loss)	6,111,800
Change in unrealized appreciation/depreciation	(9,198,846)
Net purchases (sales)	1,689,127
Net transfers in and/or out of Level 3	4,498,210

Balance as of 6/30/10	$36,470,136

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/10*	$570,336

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 30.5%
Industrial - 16.4%
Basic - 2.8%
Alcoa, Inc.
6.75%, 7/15/18	U.S.$	4,624	$4,666,559
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		8,120	8,243,919
ArcelorMittal
6.125%, 6/01/18		13,310	13,920,676
ArcelorMittal USA, Inc.
6.50%, 4/15/14		5,565	5,956,053
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		9,553	11,374,719
Dow Chemical Co. (The)
7.375%, 11/01/29		700	774,971
7.60%, 5/15/14		6,432	7,428,079
8.55%, 5/15/19		6,919	8,469,638
Eastman Chemical Co.
5.50%, 11/15/19		2,614	2,813,770
EI du Pont de Nemours & Co.
5.875%, 1/15/14		3,139	3,575,858
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		11,455	12,600,500
International Paper Co.
5.30%, 4/01/15		5,180	5,539,052
7.50%, 8/15/21		5,235	6,129,635
7.95%, 6/15/18		7,555	8,994,915
Packaging Corp. of America
5.75%, 8/01/13		4,135	4,457,666
PPG Industries, Inc.
5.75%, 3/15/13		9,910	10,841,758
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18		11,940	13,608,496
Union Carbide Corp.
7.75%, 10/01/96		3,600	3,096,000
Vale Inco Ltd.
7.75%, 5/15/12		12,025	13,086,892

			145,579,156

Capital Goods - 0.9%
Boeing Co. (The)
6.00%, 3/15/19		10,340	12,177,377
CRH America, Inc.
6.95%, 3/15/12		10	10,830
General Electric Co.
5.25%, 12/06/17		100	108,741
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		1,131	1,206,511
Lafarge SA
6.15%, 7/15/11		6,703	6,869,435
Owens Corning
6.50%, 12/01/16		8,371	8,906,652
Republic Services, Inc.
5.25%, 11/15/21 (a)		4,898	5,153,431
5.50%, 9/15/19 (a)		6,713	7,264,285

Tyco International Finance SA
8.50%, 1/15/19	4,365	5,642,657

		47,339,919

Communications - Media - 1.9%
BSKYB Finance UK PLC
5.625%, 10/15/15(a)	6,400	7,135,968
CBS Corp.
5.625%, 8/15/12	1,834	1,943,110
5.75%, 4/15/20	1,130	1,212,858
6.625%, 5/15/11	232	241,805
8.875%, 5/15/19	5,480	6,894,487
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	5,575	7,690,484
Comcast Corp.
5.30%, 1/15/14	4,800	5,268,629
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14	4,555	4,824,073
6.375%, 6/15/15	3,525	3,648,375
News America Holdings, Inc.
9.25%, 2/01/13	6,715	7,906,919
News America, Inc.
6.55%, 3/15/33	3,525	3,779,741
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	4,665	5,938,886
RR Donnelley & Sons Co.
4.95%, 4/01/14	2,635	2,685,234
11.25%, 2/01/19	6,520	8,306,904
Time Warner Cable, Inc.
7.50%, 4/01/14	5,260	6,111,573
Time Warner Entertainment Co. LP
8.375%, 3/15/23	10,465	13,417,281
WPP Finance UK
5.875%, 6/15/14	1,475	1,600,354
8.00%, 9/15/14	9,922	11,633,138

		100,239,819

Communications - Telecommunications - 1.9%
America Movil SAB de CV
5.00%, 3/30/20 (a)	11,526	11,908,352
AT&T Corp.
8.00%, 11/15/31	1,800	2,316,983
British Telecommunications PLC
9.375%, 12/15/10	10,688	11,053,786
Embarq Corp.
7.082%, 6/01/16	12,965	13,821,455
Qwest Corp.
7.50%, 10/01/14	5,005	5,324,069
7.875%, 9/01/11	6,695	6,962,800
Telecom Italia Capital SA
6.175%, 6/18/14	9,805	10,250,510
6.375%, 11/15/33	1,375	1,231,281
7.175%, 6/18/19	5,765	6,206,674
United States Cellular Corp.
6.70%, 12/15/33	14,340	14,744,933
Verizon Communications, Inc.
4.90%, 9/15/15	4,390	4,822,388

Verizon Global Funding Corp.
7.375%, 9/01/12	10	11,235
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	5,695	6,037,440
Vodafone Group PLC
5.50%, 6/15/11	8,020	8,328,698

		103,020,604

Consumer Cyclical - Automotive - 0.8%
Daimler Finance North America LLC
5.75%, 9/08/11	4,300	4,477,771
7.30%, 1/15/12	4,478	4,826,885
7.75%, 1/18/11	1,658	1,712,966
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	9,384	9,681,614
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	9,431	9,731,113
Volvo Treasury AB
5.95%, 4/01/15 (a)	10,529	11,006,153

		41,436,502

Consumer Cyclical - Entertainment - 0.8%
Time Warner, Inc.
6.875%, 5/01/12	8,290	9,031,491
Turner Broadcasting System, Inc.
8.375%, 7/01/13	11,372	13,290,707
Viacom, Inc.
5.625%, 9/15/19	10,980	12,027,986
Walt Disney Co. (The)
5.50%, 3/15/19	8,570	9,877,139

		44,227,323

Consumer Cyclical - Other - 0.3%
Marriott International, Inc.
Series J
5.625%, 2/15/13	12,589	13,412,170

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19	10	11,141

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	5,710	6,644,613
Wal-Mart Stores, Inc.
5.80%, 2/15/18	100	117,797

		6,762,410

Consumer Non-Cyclical - 3.5%
Abbott Laboratories
5.875%, 5/15/16	10	11,699
Ahold Finance USA LLC
6.875%, 5/01/29	12,140	13,909,745
Altria Group, Inc.
9.70%, 11/10/18	6,515	8,250,466
Avon Products, Inc.
5.625%, 3/01/14	5	5,588
6.50%, 3/01/19	10,585	12,589,069

Baxter FinCo BV
4.75%, 10/15/10	11,369	11,502,904
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	5,361	5,613,937
5.875%, 5/15/13	8,910	9,563,932
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	11,945	13,001,762
Campbell Soup Co.
6.75%, 2/15/11	8,660	8,986,170
Coca-Cola Co. (The)
5.35%, 11/15/17	9,830	11,241,549
ConAgra Foods, Inc.
7.875%, 9/15/10	129	130,644
Delhaize Group SA
5.875%, 2/01/14	2,950	3,292,333
Diageo Capital PLC
7.375%, 1/15/14	9,255	10,859,900
Fisher Scientific International, Inc.
6.125%, 7/01/15	1,473	1,517,190
Fortune Brands, Inc.
3.00%, 6/01/12	7,125	7,210,835
4.875%, 12/01/13	6,133	6,500,232
Johnson & Johnson
5.55%, 8/15/17	9,480	11,070,014
Kraft Foods, Inc.
6.25%, 6/01/12	25,390	27,674,617
Kroger Co. (The)
6.80%, 12/15/18	4,472	5,270,194
Procter & Gamble Co. (The)
4.70%, 2/15/19	10,348	11,339,235
Safeway, Inc.
6.50%, 3/01/11	1,895	1,956,261
Thermo Fisher Scientific, Inc.
4.70%, 5/01/20	5	5,386
Whirlpool Corp.
8.60%, 5/01/14	1,270	1,497,339

		183,001,001

Energy - 1.8%
Anadarko Petroleum Corp.
5.95%, 9/15/16	11,498	9,896,294
6.45%, 9/15/36	3,418	2,718,947
Apache Corp.
5.25%, 4/15/13	5,301	5,790,012
Baker Hughes, Inc.
6.50%, 11/15/13	5,135	5,866,147
BP Capital Markets PLC
4.75%, 3/10/19	1,940	1,611,506
Canadian Natural Resources Ltd.
5.15%, 2/01/13	3,705	3,994,086
Hess Corp.
7.875%, 10/01/29	3,617	4,450,758
8.125%, 2/15/19	2,055	2,561,673
Marathon Oil Corp.
7.50%, 2/15/19	3,915	4,694,528
Nabors Industries, Inc.
9.25%, 1/15/19	11,005	13,530,053

Noble Energy, Inc.
8.25%, 3/01/19	10,575	12,798,447
Valero Energy Corp.
6.125%, 2/01/20	4,363	4,483,401
6.875%, 4/15/12	6,055	6,518,964
Weatherford International Ltd.
5.15%, 3/15/13	4,980	5,217,078
9.625%, 3/01/19	6,865	8,266,771
Williams Cos., Inc. (The)
7.875%, 9/01/21	3,751	4,298,991

		96,697,656

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)	12,486	12,111,420

Technology - 0.8%
Computer Sciences Corp.
5.50%, 3/15/13	7,070	7,600,236
Dell, Inc.
5.625%, 4/15/14	6,425	7,204,230
HP Enterprise Services LLC
Series B
6.00%, 8/01/13	6,825	7,695,508
Motorola, Inc.
6.50%, 9/01/25	6,135	6,108,613
7.50%, 5/15/25	980	1,080,870
7.625%, 11/15/10	609	624,665
Xerox Corp.
8.25%, 5/15/14	11,095	13,004,960

		43,319,082

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	6,475	6,815,469
5.75%, 12/15/16	4,225	4,465,664

		11,281,133

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18	2,182	2,483,037

Transportation - Services - 0.3%
Con-way, Inc.
6.70%, 5/01/34	8,734	8,722,576
Ryder System, Inc.
5.85%, 11/01/16	3,656	4,033,866
7.20%, 9/01/15	3,519	4,081,371

		16,837,813

		867,760,186

Financial Institutions - 10.6%
Banking - 5.5%
American Express Co.
7.25%, 5/20/14	7,075	8,041,657
8.125%, 5/20/19	10,850	13,471,295
Anz National International Ltd.
6.20%, 7/19/13 (a)	5,710	6,287,852

Bank of America Corp.
4.75%, 8/15/13	100	102,680
5.375%, 9/11/12	17,630	18,413,812
7.375%, 5/15/14	6,775	7,593,156
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY
7.40%, 6/15/11	1,210	1,266,612
Barclays Bank PLC
5.45%, 9/12/12	10,805	11,482,668
8.55%, 6/15/11 (a)	6,460	6,233,900
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	12,915	13,529,844
5.70%, 11/15/14	13,815	15,301,618
Citigroup, Inc.
5.00%, 9/15/14	7,128	7,129,426
5.30%, 1/07/16	50	50,587
5.50%, 4/11/13	8,995	9,350,329
6.50%, 8/19/13	9,375	9,986,034
8.50%, 5/22/19	11,595	13,822,678
Compass Bank
5.50%, 4/01/20	14,779	13,637,647
Countrywide Financial Corp.
5.80%, 6/07/12	1,664	1,749,769
6.25%, 5/15/16	5,826	6,073,564
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11	5,255	5,350,851
Credit Suisse USA, Inc.
5.50%, 8/15/13	4,036	4,423,638
6.50%, 1/15/12	15	16,073
Deutsche Bank AG
5.00%, 10/12/10	5	5,054
Fifth Third Bancorp
6.25%, 5/01/13	10	10,880
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	9,425	10,535,067
JPMorgan Chase & Co.
4.75%, 5/01/13	5	5,334
M&I Marshall & Ilsley Bank
5.00%, 1/17/17	10,435	9,569,594
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	3,400	3,513,363
Morgan Stanley
4.75%, 4/01/14	100	100,172
6.625%, 4/01/18	11,700	12,263,168
7.25%, 4/01/32	15	16,865
National Australia Bank Ltd.
3.75%, 3/02/15 (a)	9,965	10,202,177
National Capital Trust II
5.486%, 3/23/15 (a)	3,116	2,711,154
National City Bank/Cleveland OH
6.25%, 3/15/11	12,655	13,063,757
Nationwide Building Society
6.25%, 2/25/20 (a)	13,470	14,213,652
UFJ Finance Aruba AEC
6.75%, 7/15/13	2,366	2,649,847
Union Bank NA
5.95%, 5/11/16	13,165	14,118,304

Wachovia Corp.
5.50%, 5/01/13	12,860	13,957,460
Wells Fargo & Co.
5.625%, 12/11/17	11,635	12,719,289

		292,970,827

Finance - 1.1%
General Electric Capital Corp.
4.80%, 5/01/13	26,465	28,213,781
Series A
4.375%, 11/21/11	6,275	6,526,565
HSBC Finance Corp.
5.00%, 6/30/15	100	104,340
6.375%, 10/15/11	10	10,451
7.00%, 5/15/12	6,575	7,079,710
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14	18,515	17,039,794

		58,974,641

Insurance - 3.4%
Aegon NV
4.75%, 6/01/13	1,910	2,003,827
Aetna, Inc.
6.00%, 6/15/16	3,820	4,355,801
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	3,180	3,502,191
Allstate Corp. (The)
6.125%, 5/15/37	11,695	10,306,219
Allstate Life Global Funding Trusts
5.375%, 4/30/13	5	5,482
CIGNA Corp.
5.125%, 6/15/20	4,320	4,496,338
Coventry Health Care, Inc.
5.95%, 3/15/17	2,505	2,392,736
6.125%, 1/15/15	965	985,372
6.30%, 8/15/14	7,810	8,244,619
Genworth Financial, Inc.
6.515%, 5/22/18	12,615	12,144,170
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	6,145	6,798,250
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	2,675	2,626,270
5.50%, 3/30/20	12,607	12,236,241
Humana, Inc.
6.30%, 8/01/18	5,180	5,533,804
6.45%, 6/01/16	1,100	1,195,011
7.20%, 6/15/18	2,360	2,634,421
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	4,025	4,185,155
Lincoln National Corp.
8.75%, 7/01/19	3,069	3,761,330
Markel Corp.
7.125%, 9/30/19	6,470	7,098,224
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	5,950	7,917,010
MetLife, Inc.
5.00%, 6/15/15-6/15/15	4,225	4,569,621

7.717%, 2/15/19	2,157	2,567,305
10.75%, 8/01/39	4,085	4,855,145
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	10,150	11,897,414
Principal Financial Group, Inc.
7.875%, 5/15/14	8,665	10,020,249
Prudential Financial, Inc.
5.15%, 1/15/13	7,695	8,143,857
6.20%, 1/15/15	1,195	1,315,136
8.875%, 6/15/38	4,975	5,248,625
Series D
7.375%, 6/15/19	905	1,047,949
UnitedHealth Group, Inc.
6.00%, 2/15/18	15,640	17,438,882
WellPoint, Inc.
5.875%, 6/15/17	1,000	1,114,062
7.00%, 2/15/19	2,465	2,923,879
XL Capital Ltd.
5.25%, 9/15/14	7,525	7,699,776

		181,264,371

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15	12,880	12,805,347

REITS - 0.4%
ERP Operating LP
5.20%, 4/01/13	5	5,331
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	7,075	7,353,232
Simon Property Group LP
5.625%, 8/15/14	10,887	11,790,719

		19,149,282

		565,164,468

Utility - 2.4%
Electric - 1.2%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	12,000	11,911,260
Ameren Corp.
8.875%, 5/15/14	6,845	7,934,977
FirstEnergy Corp.
Series B
6.45%, 11/15/11	1,123	1,186,161
Series C
7.375%, 11/15/31	7,850	8,276,985
Nisource Finance Corp.
6.80%, 1/15/19	13,295	14,800,991
Progress Energy, Inc.
7.10%, 3/01/11	2,287	2,377,949
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	5,805	6,148,673
Teco Finance, Inc.
4.00%, 3/15/16	2,915	2,960,136
5.15%, 3/15/20	3,620	3,773,170
Union Electric Co.
6.70%, 2/01/19	1,195	1,389,134

Wisconsin Energy Corp.
6.25%, 5/15/67	5,810	5,258,050

		66,017,486

Natural Gas - 1.0%
DCP Midstream LLC
5.35%, 3/15/20 (a)	3,019	3,086,807
7.875%, 8/16/10	2,100	2,115,393
Energy Transfer Partners LP
6.70%, 7/01/18	7,930	8,527,700
7.50%, 7/01/38	8,376	8,564,368
EQT Corp.
8.125%, 6/01/19	6,551	7,706,282
TransCanada PipeLines Ltd.
6.35%, 5/15/67	12,800	11,408,000
Williams Partners LP
5.25%, 3/15/20 (a)	10,213	10,443,477

		51,852,027

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	8,485	9,357,139

		127,226,652

Non Corporate Sectors - 1.1%
Agencies - Not Government Guaranteed - 1.1%
Gaz Capital SA for Gazprom
6.212%, 11/22/16 (a)	24,820	25,068,200
Petrobras International Finance Co.
5.75%, 1/20/20	19,490	19,627,365
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)	11,910	13,726,275

		58,421,840

Total Corporates - Investment Grades (cost $1,511,115,383)		1,618,573,146

GOVERNMENTS - TREASURIES - 23.6%
United States - 23.6%
U.S. Treasury Bonds
4.50%, 2/15/36	84,385	93,219,097
U.S. Treasury Notes
0.75%, 5/31/12	81,670	81,906,026
2.125%, 5/31/15	33,785	34,365,764
2.25%, 1/31/15	211,011	216,269,509
2.375%, 8/31/14	315,545	326,219,256
2.50%, 3/31/15	132,380	137,178,775
3.375%, 11/15/19	268,865	278,464,287
3.625%, 2/15/20	38,685	40,873,101
3.75%, 11/15/18	37,823	40,754,498

Total Governments - Treasuries (cost $1,205,889,061)		1,249,250,313

MORTGAGE PASS-THRU’S - 15.7%
Agency Fixed Rate 30-Year - 14.5%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35-1/01/36	34,803	36,360,791

Series 2007
4.50%, 1/01/37-3/01/37	8,454	8,814,557
5.50%, 7/01/35	12,084	13,045,324
Series 2008
6.50%, 5/01/35	10,130	11,274,860
Federal National Mortgage Association
5.50%, 9/01/36-8/01/40	118,051	126,447,837
6.00%, TBA	52,525	56,964,991
Series 2003
5.00%, 11/01/33	25,253	26,856,035
5.50%, 4/01/33-7/01/33	49,002	52,848,402
Series 2004
5.00%, 4/01/34	10	10,170
5.50%, 4/01/34-11/01/34	38,364	41,336,694
6.00%, 9/01/34-10/01/34	19,678	21,587,983
Series 2005
4.50%, 8/01/35-9/01/35	50,218	52,510,495
5.50%, 2/01/35	34,796	37,527,466
6.00%, 4/01/35	6,731	7,414,191
Series 2006
5.00%, 2/01/36	58,056	61,623,289
5.50%, 4/01/36	8,682	9,341,480
6.00%, 10/01/31	20	21,716
Series 2007
4.50%, 9/01/35	34,081	35,743,695
5.00%, 7/01/36	14,588	15,502,914
6.00%, 3/01/37	133	145,201
Series 2008
5.50%, 12/01/35-3/01/37	68,221	73,405,565
6.00%, 3/01/37	72,277	78,797,812
Government National Mortgage Association
Series 1996
8.50%, 11/15/26	1	737

		767,582,205

Agency ARMs - 1.2%
Federal Home Loan Mortgage Corp.
Series 2005
2.745%, 5/01/35 (b)	7,489	7,858,344
Series 2006
2.741%, 3/01/34 (c)	4,889	5,102,947
Series 2007
6.001%, 2/01/37 (b)	7,705	8,103,965
Federal National Mortgage Association
Series 2006
5.415%, 2/01/36 (c)	6,930	7,299,819
6.08%, 3/01/36 (c)	4,146	4,295,911
Series 2007
4.539%, 8/01/37 (c)	7,079	7,477,091
4.656%, 3/01/34 (c)	8,293	8,673,638
5.935%, 10/01/37 (b)	5,599	5,924,520

Series 2009
3.778%, 5/01/38 (b)	8,536	8,915,313

		63,651,548

Total Mortgage Pass-Thru’s (cost $781,333,440)		831,233,753

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3%
Non-Agency Fixed Rate CMBS - 9.2%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	19,945	20,181,095
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class A4
5.624%, 3/11/39	15,615	16,590,835
Series 2006-PW12, Class A4
5.907%, 9/11/38	18,895	20,274,293
Series 2007-PW18, Class A4
5.70%, 6/11/50	19,670	19,893,809
Commercial Mortgage Asset Trust
Series 1999-C1, Class A3
6.64%, 1/17/32	0	12
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	9,615	9,379,294
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37	4,400	4,546,115
Series 2005-C1, Class A4
5.014%, 2/15/38	13,795	14,376,335
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.019%, 6/15/38	26,360	27,874,169
Series 2006-C5, Class A3
5.311%, 12/15/39	13,502	13,360,402
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42	6,045	6,278,106
Series 2007-GG11, Class A4
5.736%, 12/10/49	3,484	3,426,808
Series 2007-GG9, Class A4
5.444%, 3/10/39	16,775	16,805,631
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A4B
4.996%, 8/15/42	35	32,490
Series 2006-CB14, Class A4
5.481%, 12/12/44	6,750	7,143,117
Series 2006-CB15, Class A4
5.814%, 6/12/43	24,985	25,925,918
Series 2006-CB16, Class A4
5.552%, 5/12/45	21,000	22,014,197
Series 2006-CB17, Class A4
5.429%, 12/12/43	18,215	18,754,066
Series 2007-C1, Class A4
5.716%, 2/15/51	26,625	26,227,902
Series 2007-LD11, Class A4

5.983%, 6/15/49	20,725	20,276,669
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 3/15/36	35	35,452
Series 2006-C6, Class A4
5.372%, 9/15/39	22,610	23,382,380
Series 2006-C7, Class A3
5.347%, 11/15/38	17,955	18,526,922
Series 2007-C1, Class A4
5.424%, 2/15/40	17,435	17,357,747
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.104%, 6/12/46	11,735	12,484,754
Morgan Stanley Capital I
Series 2005-HQ5, Class A4
5.168%, 1/14/42	16,915	17,913,002
Series 2007-T27, Class A4
5.802%, 6/11/42	30,420	31,867,651
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	26,240	27,512,564
Series 2007-C31, Class A4
5.509%, 4/15/47	26,665	24,979,631
Series 2007-C32, Class A3
5.929%, 6/15/49	23,420	22,509,133

		489,930,499

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.791%, 3/06/20 (a)(b)	5,835	5,124,479

Total Commercial Mortgage-Backed Securities (cost $477,564,050)		495,054,978

CORPORATES - NON-INVESTMENT GRADES - 4.5%
Industrial - 2.8%
Basic - 0.4%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	3,550	2,769,000
Lyondell Chemical Co.
11.00%, 5/01/18	560	600,614
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)	5,025	5,389,313
United States Steel Corp.
6.05%, 6/01/17	13,580	12,901,000
Westvaco Corp.
8.20%, 1/15/30	1,700	1,793,777

		23,453,704

Capital Goods - 0.6%
Case New Holland, Inc.
7.125%, 3/01/14	2,315	2,396,025
7.875%, 12/01/17 (a)	4,075	4,105,563
Masco Corp.
6.125%, 10/03/16	15,760	15,248,635

Mohawk Industries, Inc.
6.875%, 1/15/16	10,190	10,368,325
Textron Financial Corp.
5.40%, 4/28/13	1,730	1,798,918

		33,917,466

Communications - Media - 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18 (a)	1,799	1,807,995
8.125%, 4/30/20 (a)	592	605,320
Clear Channel Communications, Inc.
5.50%, 9/15/14	8,805	4,842,750
Interpublic Group of Cos., Inc. (The)
6.25%, 11/15/14	4,841	4,865,205
Univision Communications, Inc.
12.00%, 7/01/14 (a)	1,078	1,156,155

		13,277,425

Communications - Telecommunications - 0.2%
Cricket Communications, Inc.
7.75%, 5/15/16	2,085	2,126,700
Qwest Communications International, Inc.
7.50%, 2/15/14	2,175	2,180,437
Series B
7.50%, 2/15/14	1,115	1,117,788
Windstream Corp.
7.875%, 11/01/17	3,380	3,299,725

		8,724,650

Consumer Cyclical - Automotive - 0.1%
Goodyear Tire & Rubber Co. (The)
9.00%, 7/01/15	4,675	4,803,563

Consumer Cyclical - Other - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12	12,363	13,290,225
Wyndham Worldwide Corp.
6.00%, 12/01/16	20	19,403

		13,309,628

Consumer Cyclical - Retailers - 0.2%
JC Penney Co., Inc.
5.65%, 6/01/20	10,810	10,566,775
Limited Brands, Inc.
6.90%, 7/15/17	1,724	1,728,310

		12,295,085

Consumer Non-Cyclical - 0.5%
Bausch & Lomb, Inc.
9.875%, 11/01/15	4,150	4,264,125
HCA, Inc.
8.50%, 4/15/19	5,820	6,169,200
Mylan, Inc.
7.625%, 7/15/17 (a)	755	770,100
7.875%, 7/15/20 (a)	4,650	4,743,000

Universal Health Services, Inc.
7.125%, 6/30/16		9,235	9,371,142

			25,317,567

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17		5,470	5,005,050

Technology - 0.1%
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)		5,300	5,233,750

Transportation - Airlines - 0.1%
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		5,004	4,578,265

			149,916,153

Financial Institutions - 1.2%
Banking - 0.8%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	2,695	2,076,215
BankAmerica Capital II
Series 2
8.00%, 12/15/26	U.S.$	5,954	5,775,380
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (d)	EUR	550	349,735
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	15,720	12,183,000
RBS Capital Trust III
5.512%, 9/30/14		10,580	5,237,100
Regions Financial Corp.
6.375%, 5/15/12		5,820	5,745,580
Union Planters Corp.
7.75%, 3/01/11		8,554	8,672,550

			40,039,560

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (d)		5,118	1,010,805
7.875%, 11/01/09 (d)		10,672	2,107,720
Series G
4.80%, 3/13/14 (d)		3,322	656,095

			3,774,620

Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14		1,599	1,419,113

Insurance - 0.3%
ING Capital Funding TR III
8.439%, 12/31/10		6,938	6,036,060
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		6,060	4,969,200

XL Capital Ltd.
Series E
6.50%, 4/15/17	7,055	4,867,950

		15,873,210

		61,106,503

Utility - 0.5%
Electric - 0.5%
AES Corp. (The)
7.75%, 3/01/14-10/15/15	4,725	4,798,413
CMS Energy Corp.
8.75%, 6/15/19	4,675	5,161,616
Dynegy Holdings, Inc.
8.375%, 5/01/16	5,370	4,249,012
Edison Mission Energy
7.00%, 5/15/17	3,955	2,531,200
NRG Energy, Inc.
7.25%, 2/01/14	5,035	5,104,231
7.375%, 2/01/16	2,985	2,970,075
RRI Energy, Inc.
7.625%, 6/15/14	2,665	2,625,025

		27,439,572

Total Corporates - Non-Investment Grades (cost $255,689,870)		238,462,228

CMOs - 2.7%
Agency Floating Rate - 1.8%
Fannie Mae REMICs
Series 2004-92, Class FD
0.697%, 5/25/34 (b)	16,844	16,814,918
Series 2005-83, Class KT
0.647%, 10/25/35 (b)	17,090	17,006,676
Series 2006-42, Class JF
0.857%, 6/25/36 (b)	12,578	12,604,786
Series 2006-83, Class FH
0.787%, 9/25/36 (b)	8,577	8,579,276
Freddie Mac REMICs
Series 2920, Class F
0.65%, 1/15/35 (b)	15,605	15,563,545
Series 3001, Class HN
0.65%, 5/15/35 (b)	15,637	15,573,301
Series 3065, Class EF
0.72%, 11/15/35 (b)	8,202	8,183,739

		94,326,241

Non-Agency Fixed Rate - 0.8%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.09%, 2/25/36	7,798	4,873,978
Series 2006-3, Class 22A1
5.638%, 5/25/36	5,123	2,441,353
Series 2007-1, Class 21A1
5.453%, 1/25/47	23,678	14,201,802

Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.135%, 5/25/35	10,867	9,494,831
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.724%, 5/25/36	6,766	4,110,806
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.108%, 12/25/35	4,214	3,883,709

		39,006,479

Non-Agency Floating Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.413%, 12/25/35 (b)	4,769	2,629,088
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.678%, 10/19/34 (b)	4,158	3,459,876

		6,088,964

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.633%, 5/28/35	1,605	1,508,420

Total CMOs (cost $162,581,401)		140,930,104

AGENCIES - 2.0%
Agency Debentures - 2.0%
Federal National Mortgage Association
6.25%, 5/15/29	9,685	11,983,270
6.625%, 11/15/30	74,395	96,747,498

Total Agencies (cost $104,403,605)		108,730,768

BANK LOANS - 1.6%
Industrial - 1.4%
Basic - 0.1%
Hexion Specialty Chemicals, Inc.
4.31%, 5/05/15 (b)	473	427,814
Ineos US Finance LLC
7.50%, 12/16/13 (b)	931	891,466
8.00%, 12/16/14 (b)	1,064	1,019,105
John Maneely Co.
3.55%, 12/09/13 (b)	2,812	2,645,850
Univar Inc.
3.35%, 10/10/14 (b)	1,686	1,584,581

		6,568,816

Capital Goods - 0.1%
Champion OPCO, LLC
7.50%, 12/31/13 (b)	975	840,439
Hawker Beechcraft Acquisition Company LLC
2.35%-2.53%, 3/26/14 (b)	603	485,731
2.53%, 3/26/14 (b)	36	28,964

Manitowoc Co. Inc., (The)
7.50%, 11/06/14 (b)	694	690,741
Sequa Corp.
3.79%, 12/03/14 (b)	1,192	1,075,343
Tegrant Corp. (SCA Packaging)
6.04%, 3/08/15 (b)	600	405,000

		3,526,218

Communications - Media - 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
3.03%, 7/03/14 (b)	1,343	1,157,441
Charter Communications Operating, LLC
2.35%, 3/06/14 (b)	1,431	1,325,752
Clear Channel Communications, Inc.
4.00%, 1/29/16 (b)	847	644,971
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (b)	674	576,712
Univision Communications Inc.
2.60%, 9/29/14 (b)	2,484	2,068,468

		5,773,344

Communications - Telecommunications - 0.0%
Level 3 Financing, Inc.
2.55%, 3/13/14 (b)	588	521,769

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
3.31%-3.35%, 12/15/13 (b)	2,833	2,673,611

Consumer Cyclical - Entertainment - 0.0%
Metro-Goldwyn-Mayer Inc.
8.61%, 4/09/12 (d)	795	357,750

Consumer Cyclical - Other - 0.2%
Hanesbrands, Inc.
5.25%, 12/10/15 (b)	276	276,621
Harrah’s Operating Company, Inc.
3.32%-3.53%, 1/28/15 (b)	1,735	1,439,251
Las Vegas Sands, LLC
2.10%, 5/23/14 (b)	2,473	2,185,233
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (b)(d)(e)	1,041	5,204
7.75%, 3/31/10 (b)(d)	2,022	404,461
On Assignment, Inc.
6.75%, 1/31/13 (b)	806	789,872
Veyance Technologies, Inc.
2.85%, 7/31/14 (b)	2,438	2,034,941
VML US Finance LLC (aka Venetian Macau)
5.04%, 5/27/13 (b)	622	603,765

		7,739,348

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corp.
2.57%-2.76%, 5/28/13 (b)	559	521,402
Mattress Holding Corp.
2.60%-2.69%, 1/18/14 (b)	481	397,710
Michaels Stores, Inc.
4.88%-5.06%, 7/31/16 (b)	271	256,498
Neiman Marcus Group Inc., (The)
2.35%-2.54%, 4/06/13 (b)	3,680	3,437,758
Targus Holdings, Inc.
10.25%, 11/22/12 (b)	2,697	2,260,826

		6,874,194

Consumer Non-Cyclical - 0.1%
Fenwal, Inc.
2.79%, 2/28/14 (b)	2,160	1,861,465
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.85%, 7/11/14 (b)	2,218	1,979,727

		3,841,192

Energy - 0.1%
Ashmore Energy International
3.29%, 3/30/12 (b)	210	194,710
3.53%, 3/30/14 (b)	1,560	1,446,568
Dalbo, Inc.
7.00%, 8/27/12 (b)	1,975	1,668,938
Infrastrux Group, Inc.
9.00%, 11/03/12 (b)	3,331	3,310,260

		6,620,476

Other Industrial - 0.0%
Education Management LLC
2.31%, 6/03/13 (b)	1,777	1,624,233
Swift Transportation Co., Inc.
8.25%, 5/12/14 (b)	829	765,887

		2,390,120

Services - 0.3%
Aveta, Inc.
8.00%, 4/14/15 (b)	982	954,266
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.80%-2.85%, 5/08/14 (b)	1,778	1,564,213
Koosharem LLC
10.25%, 6/30/14 (b)	1,956	1,512,865
Sabre Inc.
2.34%-2.35%, 9/30/14 (b)	5,025	4,459,497
Travelport LLC (F/K/A Travelport Inc.)
2.85%, 8/23/13 (b)	2,334	2,178,003
3.03%, 8/23/13 (b)	468	437,017

West Corp.
2.68%-2.81%, 10/24/13 (b)	2,652	2,463,983

		13,569,844

Technology - 0.2%
Avaya, Inc.
3.26%, 10/24/14 (b)	491	419,677
CITGO Petroleum
6/24/17 (f)	500	496,980
Dresser, Inc.
2.70%, 5/04/14 (b)	1,415	1,293,772
First Data Corp.
3.10%, 9/24/14 (b)	2,665	2,241,824
IPC Systems, Inc.
2.60%-2.78%, 6/02/14 (b)	911	785,993
5.78%, 6/01/15 (b)	2,000	1,630,000
Sitel, LLC (ClientLogic)
5.79%, 1/30/14 (b)	2,893	2,849,895
SunGard Data Systems Inc (Solar Capital Corp.)
2.10%, 2/28/14 (b)	74	69,279

		9,787,420

Transportation - Airlines - 0.0%
Delta Air Lines, Inc.
3.55%, 4/30/14 (b)	1,482	1,319,259

Transportation - Services - 0.0%
Oshkosh Truck Corporation
6.54%, 12/06/13 (b)	1,009	1,009,902

		72,573,263

Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
3.06%, 11/01/13 (b)	615	567,121
5.06%, 5/01/14 (b)	3,800	3,391,500
GBGH, LLC (US Energy)
4.00%, 6/09/13 (b)(g)(h)	1,322	669,853
12.00%, 6/09/14 (b)(g)(h)	449	0
Texas Competitive Electric Holdings Company, LLC (TXU)
3.85%, 10/10/14 (b)	4,391	3,231,552

		7,860,026

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
13.00%, 1/20/12 (b)	1,855	1,914,725
Delos Aircraft Inc.
7.00%, 3/17/16 (b)	567	557,359

International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (b)	773	762,865
Peach Holdings, Inc. (Orchard Acquisition Company)
9.25%, 11/21/13 (b)	869	658,782

		3,893,731

Other Finance - 0.0%
Grosvenor Capital Management Holdings, LLLP
2.38%, 12/05/13 (b)	876	810,160

REITS - 0.0%
Capital Automotive L.P.
2.85%, 12/14/12 (b)	810	752,176

		5,456,067

Total Bank Loans (cost $92,893,880)		85,889,356

GOVERNMENTS - SOVEREIGN BONDS - 1.5%
Brazil - 0.3%
Republic of Brazil
8.25%, 1/20/34	13,760	18,163,200

Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)	12,755	13,352,546

Lithuania - 0.3%
Republic of Lithuania
6.75%, 1/15/15 (a)	12,560	13,163,257

Peru - 0.4%
Republic of Peru
8.75%, 11/21/33	14,577	19,788,278

Poland - 0.0%
Poland Government International Bond
6.375%, 7/15/19	1,820	1,974,700

Russia - 0.2%
Russian Federation
7.50%, 3/31/30 (a)	10,148	11,439,389

Total Governments - Sovereign Bonds (cost $70,057,794)		77,881,370

GOVERNMENTS - SOVEREIGN AGENCIES - 1.2%
United Kingdom - 1.2%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (a)	39,977	40,052,676
2.625%, 5/11/12 (a)	23,310	23,841,165

Total Governments - Sovereign Agencies (cost $63,264,737)		63,893,841

ASSET-BACKED SECURITIES - 1.0%
Home Equity Loans - Floating Rate - 0.4%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M1
0.797%, 4/25/37 (b)(g)	10,375	225,584
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV2
0.507%, 4/25/37 (b)	15,685	7,286,133
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.608%, 1/20/35 (b)	3,586	3,040,327
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
0.467%, 4/25/37 (b)	949	942,339
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A1
0.467%, 10/25/46 (b)	1,452	871,364
Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.537%, 6/25/37 (b)	9,105	5,127,230
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.577%, 2/25/37 (b)(g)	6,080	59,791
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
0.947%, 5/25/33 (b)	249	148,858
Soundview Home Equity Loan Trust
Series 2007-OPT3, Class 2A2
0.477%, 8/25/37 (b)	9,200	5,532,944

		23,234,570

Credit Cards - Floating Rate - 0.4%
Discover Card Master Trust
Series 2009-A1, Class A1
1.65%, 12/15/14 (b)	6,330	6,435,872
Series 2009-A2, Class A
1.65%, 2/17/15 (b)	5,400	5,496,855
Series 2010-A1, Class A1
1.00%, 9/15/15 (b)	5,823	5,854,200
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.41%, 6/15/15 (b)	5,150	5,107,255

		22,894,182

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.468%, 12/25/32	2,398	1,752,360
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	2,118	1,823,257

		3,575,617

Other ABS - Fixed Rate - 0.1%
Dunkin Securitization
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	3,700	3,575,125

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.447%, 2/25/47 (b)(i)	7,100	35,500
SLM Student Loan Trust
Series 2003-C, Class A1
0.637%, 9/15/16 (b)	213	211,952

		247,452

Total Asset-Backed Securities (cost $94,879,952)		53,526,946

INFLATION-LINKED SECURITIES - 1.0%
United States - 1.0%
U.S. Treasury Inflation Index 3.00%, 7/15/12 (TIPS) (cost $51,034,150)	49,152	52,289,483

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)	7,742	7,771,420

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	12,990	13,657,816

Russia - 0.5%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)	22,651	24,179,942

Total Quasi-Sovereigns (cost $43,389,155)		45,609,178

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
State of California 7.625%, 3/01/40 (cost $13,161,021)	12,890	13,927,258

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII
8.50%	210,000	5,250,000

Company
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%	185,725	63,147
Federal National Mortgage Association
8.25%	280,300	95,302

		158,449

Total Preferred Stocks (cost $16,900,625)		5,408,449

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA 7.625%, 7/23/19 (cost $3,949,743)	3,963	4,488,098

	Shares
COMMON STOCKS - 0.0%
Champion Holdco, LLC (g)(h)(j) (cost $81,903)	158,657	81,904

WARRANTS - 0.0%
Champion Holdco, LLC, expiring 1/27/15 (g)(h)(j)	57,788	0
GBGH, LLC, expiring 6/09/19 (g)(j)	2,384	0

Total Warrants (cost $0)		0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.3%
Time Deposit - 4.3%
State Street Time Deposit 0.01%, 7/01/10 (cost $228,839,686)	228,840	228,839,686

Total Investments - 100.3% (cost $5,177,029,456) (k)		5,314,070,859
Other assets less liabilities - (0.3)% (l)		(15,319,081)

Net Assets - 100.0%		$5,298,751,778

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Bond 30 Yr Futures	352	September 2010	$43,832,943	$44,880,000	$1,047,057
U.S. T-Note 5 Yr Futures	437	September 2010	51,139,094	51,719,633	580,539

					$1,627,596

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Sale Contract
Euro settling 8/25/10	2,543	$3,125,516	$3,110,299	$15,217

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate market value of these securities amounted to $428,922,076 or 8.1% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(c)	Variable rate coupon, rate shown as of June 30, 2010.
(d)	Security is in default and is non-income producing.
(e)	Pay-In-Kind Payments (PIK).
(f)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2010, the market value and unrealized gain of these unsettled loan purchases amounted to $496,980 and $6,980, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(g)	Illiquid security.
(h)	Fair valued.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of June 30, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Petra CRE CDO Ltd. Series 2007-1A, Class C
1.447%, 2/25/47	5/25/07	$6,938,378	$35,500	0.00%

(j)	Non-income producing security.

(k)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $265,689,866 and gross unrealized depreciation of investments was $(128,648,463), resulting in net unrealized appreciation of $137,041,403.
(l)	An amount of U.S. $1,088,800 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2010.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2010, the fund’s total exposure to subprime investments was 1.36% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations

EUR	-	Euro

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$1,612,285,294	$6,287,852	$1,618,573,146
Governments - Treasuries	—	1,249,250,313	—	1,249,250,313
Mortgage Pass-Thru’s	—	831,233,753	—	831,233,753
Commercial Mortgage-Backed Securities	—	386,285,238	108,769,740	495,054,978
Corporates - Non-Investment Grades	—	233,883,963	4,578,265	238,462,228
CMOs	—	95,834,661	45,095,443	140,930,104
Agencies	—	108,730,768	—	108,730,768
Bank Loans	—	—	85,889,356	85,889,356
Governments - Sovereign Bonds	—	77,881,370	—	77,881,370
Governments - Sovereign Agencies	—	63,893,841	—	63,893,841
Asset-Backed Securities	—	22,894,182	30,632,764	53,526,946
Inflation-Linked Securities	—	52,289,483	—	52,289,483
Quasi-Sovereigns	—	45,609,178	—	45,609,178
Local Governments - Municipal Bonds	—	13,927,258	—	13,927,258
Preferred Stocks	5,408,449	—	—	5,408,449
Emerging Markets - Corporate Bonds	—	4,488,098	—	4,488,098
Common Stocks	—	—	81,904	81,904
Warrants	—	—	—	—
Short-Term Investments	—	228,839,686	—	228,839,686

Total Investments in Securities	5,408,449	5,027,327,086	281,335,324	5,314,070,859
Other Financial Instruments*:
Assets	1,627,596	15,217	—	1,642,813
Liabilities	—	—	—	—

Total	$7,036,045	$5,027,342,303	$281,335,324	$5,315,713,672

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Corporates - Non-Investment Grades	CMOs
Balance as of 9/30/09	$59,184,404	$32,035,433	$15,443,537	$50,484,133
Accrued discounts /premiums	1,974	383,149	3,106	1,962
Realized gain (loss)	—	—	2,184	73,285
Change in unrealized appreciation/depreciation	79,492	15,189,016	189,388	5,382,231
Net purchases (sales)	(4,543,929)	18,490,000	(5,984,700)	(10,846,168)
Net transfers in and/or out of Level 3	(48,434,089)	42,672,142	(5,075,250)	—

Balance as of 6/30/10	$6,287,852	$108,769,740	$4,578,265	$45,095,443

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/10	$104,081	$15,189,016	$386,086	$5,362,300

	Bank Loans	Governments - Sovereign Bonds	Asset-Backed Securities	Quasi-Sovereigns
Balance as of 9/30/09	$135,384,874	$59,368,111	$34,087,426	$38,285,850
Accrued discounts /premiums	1,025,203	—	5,317	18,691
Realized gain (loss)	(10,298,980)	—	24,671	1,124,382
Change in unrealized appreciation/depreciation	17,581,878	—	5,855,326	(297,748)
Net purchases (sales)	(57,803,619)	—	(9,339,976)	(14,165,325)
Net transfers in and/or out of Level 3	—	(59,368,111)	—	(24,965,850)

Balance as of 6/30/10	$85,889,356	$—	$30,632,764	$—

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/10	$6,219,077	$—	$5,855,314	$—

	Common Stocks	Warrants*	Total
Balance as of 9/30/09	$—	$—	$424,273,768
Accrued discounts /premiums	—	—	1,439,402
Realized gain (loss)	—	—	(9,074,458)
Change in unrealized appreciation/depreciation	—	—	43,979,583
Net purchases (sales)	81,904	—	(84,111,813)
Net transfers in and/or out of Level 3	—	—	(95,171,158)

Balance as of 6/30/10	$81,904	$—	$281,335,324

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/10	$—	$—	$33,115,874

*	The Portfolio held securities with zero market value at period end.

Sanford C. Bernstein Fund, Inc. - Short Duration Plus Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 50.7%
United States - 50.7%
U.S. Treasury Notes
0.75%, 11/30/11-5/31/12	$78,142	$78,402,666
1.375%, 11/15/12	106,737	108,263,019
1.75%, 8/15/12	64,000	65,484,992
2.50%, 4/30/15	14,700	15,222,541
2.75%, 7/31/10	30,000	30,063,270

Total Governments - Treasuries (cost $294,745,397)		297,436,488

CORPORATES - INVESTMENT GRADES - 11.9%
Industrial - 9.3%
Capital Goods - 1.0%
General Dynamics Corp.
1.80%, 7/15/11	2,592	2,609,532
John Deere Capital Corp.
5.25%, 10/01/12	1,355	1,468,277
Raytheon Co.
5.50%, 11/15/12	1,452	1,593,936

		5,671,745

Communications - Telecommunications - 0.9%
AT&T, Inc.
4.95%, 1/15/13	1,346	1,461,053
New Cingular Wireless Services, Inc.
8.125%, 5/01/12	2,400	2,685,586
Verizon Global Funding Corp.
7.375%, 9/01/12	999	1,122,368

		5,269,007

Consumer Cyclical - Automotive - 0.5%
American Honda Finance Corp.
2.375%, 3/18/13 (a)	2,859	2,898,760

Consumer Cyclical - Entertainment - 0.3%
Walt Disney Co. (The)
4.50%, 12/15/13	1,750	1,927,384

Consumer Cyclical - Restaurants - 0.3%
McDonald’s Corp.
4.30%, 3/01/13	1,717	1,844,573

Consumer Cyclical - Retailers - 0.5%
Costco Wholesale Corp.
5.30%, 3/15/12	1,275	1,366,532
Wal-Mart Stores, Inc.
4.55%, 5/01/13	1,700	1,849,061

		3,215,593

Consumer Non-Cyclical - 3.2%
Abbott Laboratories
5.15%, 11/30/12	1,265	1,391,218
Avon Products, Inc.
5.625%, 3/01/14	1,040	1,162,427
Baxter FinCo BV
4.75%, 10/15/10	1,690	1,709,905

Baxter International, Inc.
1.80%, 3/15/13	940	950,998
Bottling Group LLC
5.00%, 11/15/13	1,693	1,873,602
Campbell Soup Co.
6.75%, 2/15/11	1,680	1,743,275
Genentech, Inc.
4.40%, 7/15/10	830	830,803
GlaxoSmithKline Capital, Inc.
4.85%, 5/15/13	1,310	1,432,223
Merck & Co., Inc.
5.30%, 12/01/13	1,310	1,469,510
PepsiCo, Inc.
4.65%, 2/15/13	1,305	1,417,689
Pfizer, Inc.
4.45%, 3/15/12	2,850	3,006,662
Procter & Gamble Co. (The)
1.375%, 8/01/12	1,500	1,514,950

		18,503,262

Energy - 0.9%
Apache Corp.
5.25%, 4/15/13	1,400	1,529,149
Chevron Corp.
3.95%, 3/03/14	1,770	1,897,254
ConocoPhillips
4.75%, 2/01/14	1,755	1,930,080

		5,356,483

Technology - 1.4%
Cisco Systems, Inc.
5.25%, 2/22/11	920	945,016
Dell, Inc.
3.375%, 6/15/12	990	1,027,340
Hewlett-Packard Co.
2.95%, 8/15/12	645	668,522
International Business Machines Corp.
2.10%, 5/06/13	2,816	2,869,676
Microsoft Corp.
2.95%, 6/01/14	1,405	1,470,148
Oracle Corp.
4.95%, 4/15/13	1,338	1,463,567

		8,444,269

Transportation - Services - 0.3%
United Parcel Service, Inc.
3.875%, 4/01/14	1,425	1,532,994

		54,664,070

Financial Institutions - 2.4%
Banking - 1.4%
Bank of America Corp.
4.50%, 8/01/10	1,850	1,853,805
Bank of New York Mellon Corp. (The)
4.30%, 5/15/14	860	923,668
Royal Bank of Canada
5.65%, 7/20/11	2,155	2,266,584

State Street Corp.
4.30%, 5/30/14	1,415	1,506,893
UnionBanCal Corp.
5.25%, 12/16/13	1,530	1,659,068

		8,210,018

Finance - 0.2%
HSBC Finance Corp.
8.00%, 7/15/10	1,370	1,372,188

Insurance - 0.6%
Metropolitan Life Global Funding I
2.875%, 9/17/12 (a)	3,500	3,583,157

Other Finance - 0.2%
ORIX Corp.
5.48%, 11/22/11	920	951,913

		14,117,276

Utility - 0.2%
Electric - 0.2%
Southern Co.
4.15%, 5/15/14	947	998,926

Total Corporates - Investment Grades (cost $67,897,641)		69,780,272

ASSET-BACKED SECURITIES - 11.4%
Autos - Fixed Rate - 5.0%
Bank of America Auto Trust
Series 2009-1A, Class A3
2.67%, 7/15/13 (a)	3,940	4,007,709
Series 2009-2A, Class A4
3.03%, 10/15/16 (a)	3,755	3,892,562
Series 2009-3A, Class A4
2.67%, 12/15/16 (a)	5,680	5,858,691
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 1/15/16	2,917	2,969,857
Ford Credit Auto Owner Trust
Series 2009-D, Class A4
2.98%, 8/15/14	3,425	3,543,896
Honda Auto Receivables Owner Trust
Series 2009-3, Class A3
2.31%, 5/15/13	1,550	1,572,229
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.07%, 1/15/15	2,500	2,522,393
Series 2009-B, Class A4
2.65%, 1/15/15	4,755	4,843,609

		29,210,946

Credit Cards - Floating Rate - 3.3%
Chase Issuance Trust
Series 2007-A1, Class A1
0.37%, 3/15/13 (b)	2,405	2,403,300

Series 2009-A2, Class A2
1.90%, 4/15/14 (b)	6,000	6,136,769
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.45%, 5/16/16 (a)(b)	3,855	3,894,609
Discover Card Master Trust
Series 2009-A1, Class A1
1.65%, 12/15/14 (b)	1,675	1,703,015
Series 2009-A2, Class A
1.65%, 2/17/15 (b)	635	646,390
Series 2010-A1, Class A1
1.00%, 9/15/15 (b)	3,271	3,288,526
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.41%, 6/15/15 (b)	1,380	1,368,546

		19,441,155

Autos - Floating Rate - 1.2%
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
0.418%, 4/20/13 (b)	3,000	2,983,758
Wheels SPV LLC
Series 2009-1, Class A
1.90%, 3/15/18 (a)(b)	3,868	3,874,144

		6,857,902

Home Equity Loans - Fixed Rate - 0.8%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	1,234	1,039,212
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	838	721,234
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	958	441,176
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB3, Class AF1
2.879%, 12/25/32	933	686,505
Series 2005-CB4, Class AF2
4.751%, 8/25/35	865	857,707
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (a)	263	261,225
Flagstar Home Equity Loan Trust
Series 2007-1A, Class AF2
5.765%, 1/25/35 (a)	586	553,034
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (c)(d)	13	0
Structured Asset Securities Corp.
Series 2007-RM1, Class AIO
5.00%, 5/25/47 (a)(e)	3,113	493,779

		5,053,872

Other ABS - Fixed Rate - 0.8%
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/13	1,965	1,987,286
Nissan Auto Lease Trust
Series 2009-A, Class A3
2.92%, 12/15/11	2,500	2,527,974

		4,515,260

Home Equity Loans - Floating Rate - 0.3%
ACE Securities Corp.
Series 2003-OP1, Class A2
0.707%, 12/25/33 (b)	213	145,702
BNC Mortgage Loan Trust
Series 2007-2, Class M5
1.247%, 5/25/37 (b)(f)	420	16,689
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37 (b)	1,046	138,332
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.628%, 1/20/36 (b)	625	512,247
Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
0.547%, 6/25/37 (a)(b)	1,153	476,600
Lehman XS Trust
Series 2005-5N, Class M2
0.997%, 11/25/35 (b)(f)	329	443
Novastar Home Equity Loan
Series 2007-2, Class M1
0.647%, 9/25/37 (b)	1,650	46,621
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (a)(g)	264	260,164

		1,596,798

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.447%, 2/25/47 (b)(d)	635	3,175

Total Asset-Backed Securities (cost $71,932,500)		66,679,108

MORTGAGE PASS-THRU’S - 11.1%
Agency Fixed Rate 30-Year - 5.8%
Federal National Mortgage Association
Series 2007
6.50%, 10/01/37	17,572	19,300,004
Series 2008
6.50%, 12/01/28-7/01/35	7,229	8,013,986
Government National Mortgage Association
Series 2002
7.50%, 3/15/32	297	338,065

Series 2008
6.50%, 9/15/38	6,018	6,612,433

		34,264,488

Agency ARMs - 5.0%
Federal Home Loan Mortgage Corp.
Series 2005
2.81%, 5/01/35 (g)	1,661	1,745,085
Series 2007
5.924%, 11/01/36 (b)	1,650	1,736,035
6.072%, 1/01/37 (b)	1,278	1,349,416
Federal National Mortgage Association
Series 2003
4.803%, 12/01/33 (g)	430	452,437
Series 2005
2.569%, 2/01/35 (b)	2,811	2,931,110
4.641%, 10/01/35 (g)	3,356	3,525,005
5.333%, 1/01/36 (g)	2,101	2,213,554
Series 2006
2.858%, 1/01/36 (g)	4,264	4,449,325
5.506%, 5/01/36 (b)	2,611	2,745,917
5.659%, 7/01/36 (g)	2,227	2,350,583
Series 2007
3.255%, 11/01/35 (b)	2,366	2,479,930
5.454%, 2/01/37 (b)	2,047	2,149,662
Series 2009
4.774%, 7/01/38 (g)	1,345	1,415,080

		29,543,139

Agency Fixed Rate 15-Year - 0.3%
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	112	121,922
Series 2001
6.00%, 11/01/16-12/01/16	737	802,229
Series 2002
6.00%, 2/01/17	449	488,425
8.00%, 8/01/16	252	270,422

		1,682,998

Total Mortgage Pass-Thru’s (cost $62,928,486)		65,490,625

CMOs - 7.2%
Agency Floating Rate - 6.0%
Fannie Mae REMICs
Series 2005-17, Class FA
0.647%, 3/25/35 (b)	10,300	10,249,929
Series 2005-38, Class F
0.647%, 5/25/35 (b)	7,578	7,542,840
Freddie Mac REMICs
Series 2976, Class DF
0.65%, 10/15/34 (b)	9,692	9,651,443
Series 3001, Class HN
0.65%, 5/15/35 (b)	7,591	7,559,972

Series R008, Class FK
0.75%, 7/15/23 (b)	427	422,261

		35,426,445

Non-Agency Floating Rate - 0.7%
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
1.917%, 9/25/45 (b)	457	249,245
Countrywide Alternative Loan Trust
Series 2006-OA14, Class 3A1
1.271%, 11/25/46 (b)	895	384,785
Lehman XS Trust
Series 2006-3, Class M1
0.797%, 3/25/36 (b)(f)	203	94
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.667%, 10/25/28 (b)	1,186	1,023,436
Series 2004-A, Class A1
0.577%, 4/25/29 (b)	1,004	881,577
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.82%, 2/25/42 (a)(b)	1,259	1,222,256
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
0.577%, 5/25/35 (b)	105	86,939
WaMu Mortgage Pass Through Certificates
Series 2006-AR4, Class 1A1B
1.353%, 5/25/46 (b)	582	227,513

		4,075,845

Agency Fixed Rate - 0.3%
Fannie Mae REMICs
Series 2005-86, Class WH
5.00%, 11/25/25	471	470,561
Series 2006-50, Class PA
5.00%, 4/25/27	948	962,907
Government National Mortgage Association
Series 2006-51, Class IO
0.934%, 8/16/46 (e)	11,149	455,865

		1,889,333

Non-Agency Fixed Rate - 0.2%
American Home Mortgage Investment Trust
Series 2004-3, Class MF1
5.35%, 10/25/34	1,690	163,884
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	615	553,420

Structured Asset Securities Corp.
Series 2006-RM1, Class AIO
5.00%, 8/25/46 (a)(e)	2,812	411,119

		1,128,423

Total CMOs (cost $45,833,156)		42,520,046

AGENCIES - 3.4%
Agency Debentures - 3.4%
Bank of America Corp.
- FDIC Insured
2.10%, 4/30/12	3,492	3,576,017
Citibank NA
- FDIC Insured
1.875%, 5/07/12	8,999	9,185,063
Goldman Sachs Group, Inc. (The)
- FDIC Insured
3.25%, 6/15/12	3,975	4,162,338
Wells Fargo & Co.
- FDIC Insured
3.00%, 12/09/11	3,068	3,171,030

Total Agencies (cost $19,508,240)		20,094,448

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
Non-Agency Fixed Rate CMBS - 1.3%
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	2,550	2,549,633
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	559	569,376
RBSCF Trust
Series 2010-MB1, Class A1
2.367%, 4/15/24 (a)	4,553	4,586,745

		7,705,754

Non-Agency Floating Rate CMBS - 1.0%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.65%, 6/15/22 (a)(b)	1,360	971,386
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.82%, 10/15/21 (a)(b)	2,000	1,726,435
Series 2007-TFLA, Class A2
0.47%, 2/15/22 (a)(b)	3,000	2,209,109
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.75%, 9/15/21 (a)(b)	1,300	558,582

Series 2007-WHL8, Class E
0.75%, 6/15/20 (a)(b)	1,000	139,110

		5,604,622

Total Commercial Mortgage-Backed Securities (cost $16,285,716)		13,310,376

SHORT-TERM INVESTMENTS - 1.6%
Certificates of Deposit - 1.0%
Royal Bank of Canada
2.25%, 3/15/13	5,817	5,915,447

Time Deposit - 0.6%
State Street Time Deposit
0.01%, 7/01/10	3,705	3,704,727

Total Short-Term Investments (cost $9,518,849)		9,620,174

Total Investments - 99.6% (cost $588,649,985) (h)		584,931,537
Other assets less liabilities - 0.4% (i)		2,144,436

Net Assets - 100.0%		$587,075,973

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	470	September 2010	$102,415,179	$102,849,219	$434,040
Sold Contracts
U.S. T-Note 10 Yr Futures	46	September 2010	5,541,472	5,637,156	(95,684)

					$338,356

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate market value of these securities amounted to $41,879,176 or 7.1% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(c)	Fair valued.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of June 30, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.97%, 3/25/37	4/04/07	$13,205	$0	0.00%
Petra CRE CDO Ltd. Series 2007-1A, Class C
1.447%, 2/25/47	5/25/07	620,541	3,175	0.00%

(e)	IO - Interest Only
(f)	Illiquid security.
(g)	Variable rate coupon, rate shown as of June 30, 2010.
(h)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,957,061 and gross unrealized depreciation of investments was $(12,675,509), resulting in net unrealized depreciation of $(3,718,448).
(i)	An amount of U.S. $342,420 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2010.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2010, the fund’s total exposure to subprime investments was 1.87% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
REMICs	-	Real Estate Mortgage Investment Conduits

Sanford C. Bernstein Fund, Inc. - Short Duration Plus Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$297,436,488	$—	$297,436,488
Corporates - Investment Grades	—	69,780,272	—	69,780,272
Asset-Backed Securities	—	55,510,003	11,169,105	66,679,108
Mortgage Pass-Thru’s	—	65,490,625	—	65,490,625
CMOs	—	37,315,778	5,204,268	42,520,046
Agencies	—	20,094,448	—	20,094,448
Commercial Mortgage-Backed Securities	—	7,705,754	5,604,622	13,310,376
Short-Term Investments
Certificates of Deposit	—	5,915,447	—	5,915,447
Time Deposit	—	3,704,727	—	3,704,727

Total Investments in Securities	—	562,953,542	21,977,995	584,931,537
Other Financial Instruments* :
Assets	434,040	—	—	434,040
Liabilities	(95,684)	—	—	(95,684)

Total	$338,356	$562,953,542	$21,977,995	$585,269,893

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Asset-Backed Securities	CMOs	Commercial Mortgage Backed Securities
Balance as of 9/30/09	$5,075,112	$16,246,024	$10,439,907	$1,949,321
Accrued discounts /premiums	1,910	2,341	(416)	(8)
Realized gain (loss)	18,078	28,869	(3,381,627)	—
Change in unrealized appreciation/depreciation	2,499	2,038,635	6,078,306	1,839,436
Net purchases (sales)	(5,097,599)	(7,146,764)	(7,931,902)	(956)
Net transfers in and/or out of Level 3	—	—	—	1,816,829

Balance as of 6/30/10	$—	$11,169,105	$5,204,268	$5,604,622

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/2010	$—	$1,960,685	$1,341,718	$1,839,435

Total
Balance as of 9/30/09	$33,710,364
Accrued discounts /premiums	3,827
Realized gain (loss)	(3,334,680)
Change in unrealized appreciation/depreciation	9,958,876
Net purchases (sales)	(20,177,221)
Net transfers in and/or out of Level 3	1,816,829

Balance as of 6/30/10	$21,977,995

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/2010	$5,141,838

Sanford C. Bernstein Fund, Inc. - U.S. Government Short Duration Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 77.6%
United States - 77.6%
U.S. Treasury Notes
0.75%, 11/30/11-5/31/12	$24,500	$24,588,005
1.375%, 11/15/12	43,597	44,220,306
1.75%, 8/15/12	37,408	38,275,978
2.25%, 5/31/14	2,000	2,063,594
2.375%, 8/31/14	3,650	3,773,472
2.50%, 4/30/15	6,210	6,430,747

Total Governments - Treasuries (cost $117,939,703)		119,352,102

MORTGAGE PASS-THRU’S - 9.7%
Agency ARMs - 6.2%
Federal Home Loan Mortgage Corp.
Series 2005
2.81%, 5/01/35 (a)	481	505,446
Federal National Mortgage Association
Series 2003
4.803%, 12/01/33 (a)	1,175	1,236,122
Series 2005
2.569%, 2/01/35 (b)	870	907,160
5.333%, 1/01/36 (a)	615	647,870
Series 2006
2.858%, 1/01/36 (a)	1,534	1,600,852
5.659%, 7/01/36 (a)	949	1,001,834
Series 2007
3.255%, 11/01/35 (b)	756	792,576
5.454%, 2/01/37 (b)	853	895,692
Series 2009
4.774%, 7/01/38 (a)	1,816	1,910,358

		9,497,910

Agency Fixed Rate 30-Year - 3.2%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 8/01/37	32	35,189
Federal National Mortgage Association
6.00%, 9/01/37	1,386	1,508,786
6.50%, 12/01/38	1,149	1,259,953
Series 2006
6.50%, 11/01/36	1,105	1,213,416
Series 2008
6.50%, 12/01/37	856	938,765

		4,956,109

Agency Fixed Rate 15-Year - 0.3%
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	40	43,543
Series 2001
6.00%, 11/01/16	310	336,939

Series 2002
8.00%, 8/01/16	95	102,409

		482,891

Total Mortgage Pass-Thru’s (cost $14,585,557)		14,936,910

CMOs - 7.8%
Agency Floating Rate - 7.4%
Fannie Mae REMICs
Series 2005-17, Class FA
0.647%, 3/25/35 (b)	3,272	3,256,681
Series 2005-38, Class F
0.647%, 5/25/35 (b)	2,408	2,396,565
Freddie Mac REMICs
Series 2976, Class DF
0.65%, 10/15/34 (b)	3,084	3,070,999
Series 3001, Class HN
0.65%, 5/15/35 (b)	2,411	2,401,118
Series T-72, Class A1
0.552%, 3/25/36 (b)	214	192,981

		11,318,344

Agency Fixed Rate - 0.3%
Fannie Mae REMICs
Series 2005-86, Class WH
5.00%, 11/25/25	140	140,048
Series 2006-50, Class PA
5.00%, 4/25/27	282	285,929

		425,977

Non-Agency Floating Rate - 0.1%
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
1.917%, 9/25/45 (b)	80	43,757
MLCC Mortgage Investors, Inc.
Series 2004-A, Class A1
0.577%, 4/25/29 (b)	179	156,871

		200,628

Total CMOs (cost $11,955,912)		11,944,949

AGENCIES - 2.4%
Agency Debentures - 2.4%
Morgan Stanley
- FDIC Insured
2.25%, 3/13/12	1,645	1,687,745
Wells Fargo & Co.
- FDIC Insured
3.00%, 12/09/11	1,926	1,990,679

Total Agencies (cost $3,584,099)		3,678,424

ASSET-BACKED SECURITIES - 0.1%
Home Equity Loans - Fixed Rate - 0.1%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	205	94,538

Home Equity Loans - Floating Rate - 0.0%
ACE Securities Corp.
Series 2003-OP1, Class A2
0.707%, 12/25/33 (b)	32	22,142

Total Asset-Backed Securities (cost $237,593)		116,680

SHORT-TERM INVESTMENTS - 2.1%
Time Deposit - 2.1%
State Street Time Deposit 0.01%, 7/01/10 (cost $3,184,818)	3,185	3,184,818

Total Investments - 99.7% (cost $151,487,682) (c)		153,213,883
Other assets less liabilities - 0.3%		519,072

Net Assets - 100.0%		$153,732,955

(a)	Variable rate coupon, rate shown as of June 30, 2010.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(c)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,929,375 and gross unrealized depreciation of investments was $(203,174), resulting in net unrealized appreciation of $1,726,201.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2010, the fund’s total exposure to subprime investments was 0.21% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
REMICs	-	Real Estate Mortgage Investment Conduits

Sanford C. Bernstein Fund, Inc. - U.S. Government Short Duration Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Governments - Treasuries	$—	$119,352,102	$—	$119,352,102
Mortgage Pass-Thru’s	—	14,936,910	—	14,936,910
CMOs	—	11,744,321	200,628	11,944,949
Agencies	—	3,678,424	—	3,678,424
Asset-Backed Securities	—	—	116,680	116,680
Short-Term Investments	—	3,184,818	—	3,184,818

Total Investments in Securities	—	152,896,575	317,308	153,213,883
Other Financial Instruments*	—	—	—	—

Total	$—	$152,896,575	$317,308	$153,213,883

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMOs	Asset-Backed Securities	Total
Balance as of 9/30/09	$255,989	$68,875	$324,864
Accrued discounts /premiums	(18)	(1)	(19)
Realized gain (loss)	(72,107)	2	(72,105)
Change in unrealized appreciation/depreciation	145,010	91,370	236,380
Net purchases (sales)	(128,246)	(43,566)	(171,812)
Net transfers in and/or out of Level 3	—	—	—

Balance as of 6/30/10	$200,628	$116,680	$317,308

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/10	$46,905	$91,370	$138,275

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 85.3%
Long-Term Municipal Bonds - 72.5%
California - 52.1%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/12	$2,700	$2,911,032
Series A
5.50%, 5/01/11	3,270	3,404,888
California Econ Recovery
Series B
5.00%, 7/01/23 (Prerefunded/ETM)	3,375	3,477,904
California Econ Recovery (California Econ Rec Spl Tax)
Series A
5.25%, 7/01/12	2,000	2,168,400
California Ed Fac Auth (Stanford Univ)
5.00%, 11/01/11	1,875	1,987,856
California GO
5.00%, 2/01/11	2,515	2,573,273
5.00%, 2/01/27 (Prerefunded/ETM)	2,690	2,883,384
California Hlth Fac Fin Auth (Stanford Hosp)
Series A-3
3.45%, 11/15/40	1,500	1,533,930
California Infra & Eco Dev Bk (Pacific Gas & Electric Company)
3.75%, 11/01/26	1,400	1,405,208
California Statewide CDA (California GO)
Series 2009
5.00%, 6/15/13	3,355	3,642,121
California Statewide CDA (Enloe Med Ctr)
Series A
5.00%, 8/15/10	1,000	1,003,150
Golden St Tobacco Sec CA
5.50%, 6/01/33 (Prerefunded/ETM)	1,855	2,088,099
6.25%, 6/01/33 (Prerefunded/ETM)	1,230	1,368,264
Industry CA GO
Series 2009 B
4.00%, 7/01/11	1,720	1,773,268
Inland Valley CA Dev Agy (Inland Valley CA Dev Agy Tax Alloc)
Series 2009A
5.25%, 4/01/11	1,405	1,432,847
LA Cnty CA Reg Pk & Open Space
NPFGC Series A
5.00%, 10/01/10	4,000	4,041,600
Long Beach CA USD GO
Series 2008A
5.00%, 8/01/11	1,625	1,702,529
Los Angeles CA Lease Judgement Bds
Series 2010A
5.00%, 6/01/13	1,935	2,104,738
Los Angeles CA USD GO
5.00%, 7/01/12	1,935	2,086,433
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles CA MTA Sales Tax)
5.00%, 7/01/11-7/01/12	4,965	5,269,156

Los Angeles Cnty CA Pub Wks (Los Angeles Cnty CA Master Lease)
NPFGC-RE
5.00%, 9/01/10	680	683,842
M-S-R Pub Pwr Agy CA
NPFGC
5.00%, 7/01/11	3,410	3,527,406
Northern CA Gas Auth (Morgan Stanley)
5.00%, 7/01/10	1,075	1,075,000
Northern CA Pwr Agy (Northern CA Power Agy Hydro #1)
5.00%, 7/01/11	1,800	1,866,132
Port of Oakland CA
NPFGC
5.00%, 11/01/10	2,325	2,352,272
San Diego Cnty CA Wtr Auth
NPFGC Series 1991B
6.30%, 4/21/11 (a)	2,200	2,291,146
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
NPFGC
5.50%, 5/01/11	685	708,989
San Francisco City/Cnty CA GO
Series 2009A
5.00%, 6/15/11	2,540	2,652,674
San Francisco City/Cnty CA Redev (San Francisco CA City/Cnty Redev Projs)
NPFGC
5.00%, 8/01/10	2,725	2,733,502
San Joaquin Cnty CA Trnsp Auth
5.00%, 4/01/11	3,690	3,799,298
Santa Marg/Dana Pt ID #3,3A,4,4A CA
NPFGC Series 1994
7.25%, 8/01/11	1,100	1,157,167
Vernon CA Elec Sys
5.00%, 8/01/11	1,600	1,673,520

		73,379,028

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	149	109,576

Florida - 2.9%
Citizens Ppty Ins Corp. FL
Series 2010 A
5.00%, 6/01/13	2,100	2,211,090
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15	150	101,041
Florida Hurricane Catastr Fd Fin Corp.
NPFGC
5.00%, 7/01/11	1,400	1,449,742
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	50	49,730

Lake Ashton II CDD FL
Series B
5.00%, 11/01/11 (b)(c)	190	66,500
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	100	97,732
Paseo CDD FL
5.00%, 2/01/11 (b)(c)	280	56,000
Series B
4.875%, 5/01/10 (c)	75	15,000
Stoneybrook CDD FL
Series B
5.45%, 11/01/15 (b)	190	79,800
Tern Bay CDD FL
Series B
5.00%, 5/01/15 (b)(c)	105	33,600

		4,160,235

Georgia - 0.7%
Burke Cnty GA Dev Auth (Oglethorpe Power Corp.)
Series F
6.50%, 1/01/39	1,000	1,039,760

Guam - 0.1%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	123	122,591

Illinois - 0.1%
Cortland IL SSA #10
5.125%, 3/01/14	128	118,428

Indiana - 0.1%
South Bend IN Econ Dev (One Michiana Square Proj)
1.00%, 10/01/09 (c)	190	95,000

Louisiana - 0.2%
Coves of The Highland CDD LA
5.60%, 11/01/21 (b)(c)	200	10,000
Isabella Lakes CDD LA
6.00%, 8/01/22	200	134,530
Orange Grove CDD LA
5.30%, 11/01/21	135	97,743

		242,273

New Jersey - 2.8%
Tobacco Settlement Auth NJ
5.75%, 6/01/32 (Prerefunded/ETM)	3,725	4,028,252

Pennsylvania - 0.6%
Beaver Cnty PA IDA (Cleveland Electric Illum)
7.125%, 6/01/28	800	831,848

Puerto Rico - 9.7%
Children’s Trust Fd Puerto Rico
5.75%, 7/01/12 (Prerefunded/ETM)	3,170	3,170,000

Puerto Rico GO
FGIC
5.50%, 7/01/11	810	840,780
Puerto Rico Hwy & Trnsp Auth
Series 2002D
5.25%, 7/01/38 (Prerefunded/ETM)	1,400	1,524,838
Series D
5.75%, 7/01/41 (Prerefunded/ETM)	4,355	4,786,189
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series M
5.50%, 7/01/10	920	920,000
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Prerefunded/ETM)	2,345	2,462,062

		13,703,869

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15	112	112,700

Wisconsin - 3.0%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Prerefunded/ETM)	3,800	4,205,346

Total Long-Term Municipal Bonds (cost $101,997,589)		102,148,906

Short-Term Municipal Notes - 12.8%
California - 12.8%
California Ed Fac Auth (Chapman Univ)
0.17%, 10/01/26 (d)	1,200	1,200,000
California Hlth Fac Fin Auth (Adventist Health Sys/ West)
Series 2009B
0.16%, 9/01/28 (d)	4,500	4,500,000
California Infra & Eco Dev Bk (California Academy of Sciences)
Series 2008 F
0.12%, 9/01/38 (d)	5,400	5,400,000
California Infra & Eco Dev Bk (Contemporary Jewish Museum)
Series 2006
0.17%, 12/01/36 (d)	6,000	6,000,000
California Infra & Eco Dev Bk (India Cmnty Ctr)
0.17%, 12/01/36 (d)	880	880,000

Total Short-Term Municipal Notes (cost $17,980,000)		17,980,000

Total Municipal Obligations (cost $119,977,589)		120,128,906

AGENCIES - 11.6%
Other - 11.6%
Federal Home Loan Banks 2.25%, 4/13/12 (cost $16,115,343)	15,865	16,300,589

SHORT-TERM INVESTMENTS - 2.2%
Time Deposit - 2.2%
State Street Time Deposit 0.01%, 7/01/10 (cost $3,156,000)	3,156	3,156,000

Total Investments - 99.1% (cost $139,248,932) (e)		139,585,495
Other assets less liabilities - 0.9%		1,319,701

Net Assets - 100.0%		$140,905,196

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,448,818 and gross unrealized depreciation of investments was $(1,112,255), resulting in net unrealized appreciation of $336,563.

As of June 30, 2010, the Portfolio held 14.0% of net assets in insured bonds(of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SSA	-	Special Services Area
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$102,148,906	$—	$102,148,906
Short-Term Municipal Notes	—	17,980,000	—	17,980,000
Agencies	—	16,300,589	—	16,300,589
Short-Term Investments	—	3,156,000	—	3,156,000

Total Investments in Securities	—	139,585,495	—	139,585,495
Other Financial Instruments*	—	—	—	—

Total	$—	$139,585,495	$—	$139,585,495

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - Short Duration New York Municipal Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 93.4%
Long-Term Municipal Bonds - 92.3%
New York - 73.5%
Erie Cnty NY IDA (Buffalo NY SD)
Series A
5.00%, 5/01/12	$3,300	$3,537,369
AGM Series A
5.00%, 5/01/11	3,585	3,712,805
Erie Cnty NY Tob Asset Sec
6.25%, 7/15/40 (Prerefunded/ETM)	5,250	5,310,165
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/14	6,790	7,577,708
NPFGC
5.00%, 5/01/11	1,770	1,828,498
NPFGC Series 2006 D
3.486%, 9/01/15 (a)	1,050	1,009,008
Metropolitan Trnsp Auth NY
Series 2008 A
4.00%, 11/15/10	3,530	3,571,089
Series A
5.25%, 7/01/28 (Prerefunded/ETM)	2,975	3,120,805
FGIC Series A
5.25%, 11/15/22 (Prerefunded/ETM)	1,830	1,949,334
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/11	1,060	1,121,501
Nassau Cnty NY GO
4.00%, 5/01/11	2,625	2,692,567
Series 2009 F
5.00%, 10/01/11	1,000	1,050,530
New York NY GO
Series 2008J
5.00%, 8/01/11	2,650	2,771,476
Series C
5.00%, 8/01/11	9,190	9,611,270
Series I
5.00%, 8/01/10	2,400	2,407,752
New York NY Hlth & Hosp Corp.
Series A
5.00%, 2/15/11	4,360	4,459,539
New York NY Trnsl Fin Auth
5.00%, 11/01/10-11/01/11	6,415	6,557,490
Series B
5.25%, 2/01/29 (b)	10,865	11,122,066
New York NY Trnsp Auth MTA/TBTA COP
AMBAC Series A
5.625%, 1/01/13	1,260	1,276,443
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/12	1,055	1,127,848
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	5,955	6,472,609
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/11	2,130	2,198,799

Series 2009 D
5.00%, 6/15/12	8,180	8,863,766
Series A
5.00%, 3/15/11	1,535	1,584,580
Series C
5.00%, 3/15/11	5,675	5,858,302
NPFGC
5.50%, 3/15/11	3,595	3,724,312
NPFGC-RE
5.50%, 3/15/11	1,890	1,957,983
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series C
0.955%, 4/01/34 (a)(c)	2,325	1,819,664
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.75%, 6/15/11	90	94,609
NPFGC
6.00%, 6/15/11	4,730	4,963,946
New York St HFA MFHR (New York St HFA)
Series B
4.05%, 11/01/10	120	120,556
New York St Loc Gov Asst Corp.
4.00%, 4/01/12	4,040	4,287,006
5.00%, 4/01/13	5,940	6,583,005
Series A
5.00%, 4/01/11	4,320	4,468,824
Series C
5.00%, 4/01/11	5,440	5,624,525
New York St Mun Bond Bank (Rochester & Montgomery Cnty NY)
4.00%, 2/15/11	7,690	7,851,798
New York St Thruway Auth (New York St Thruway Auth Gen)
4.00%, 7/15/11	6,555	6,787,178
NPFGC Series H
5.00%, 1/01/11	3,900	3,987,984
New York St Thruway Auth (New York St Thruway Auth Hwy & Brdg)
Series A
5.00%, 4/01/11	5,000	5,169,250
NPFGC
5.00%, 4/01/11	1,100	1,135,739
5.50%, 4/01/12	4,785	5,175,360
New York St UDC
AGM Series D
5.75%, 1/01/15 (Prerefunded/ETM)	1,390	1,426,627
New York St UDC (New York St Lease Corr & Youth Fac)
Series A
5.50%, 1/01/17	4,000	4,094,000
Onondaga Cnty NY GO
4.00%, 3/01/11	2,645	2,709,300
Suffolk Cnty NY GO
Series Series C
3.50%, 10/15/11	6,850	7,084,955
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2008
5.00%, 6/01/11	2,300	2,387,124

Series A-1
5.50%, 6/01/15	685	687,370
Series B-1C
5.50%, 6/01/14	2,520	2,527,459
Triborough Brdg & Tunl Auth NY
Series 01A
5.00%, 1/01/32 (Prerefunded/ETM)	7,020	7,503,397
Troy NY IDA (Rensselaer Polytechnic Inst)
5.00%, 9/01/37	2,280	2,296,348

		195,261,638

California - 3.6%
California Statewide CDA (California GO)
Series 2009
5.00%, 6/15/13	3,600	3,908,088
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	5,540	5,772,126

		9,680,214

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	260	191,207

Florida - 3.1%
Citizens Ppty Ins Corp. FL
Series 2010 A
5.00%, 6/01/13	3,000	3,158,700
Dupree Lakes CDD FL
5.00%, 11/01/10	50	42,548
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15	200	134,722
Florida Hurricane Catastr Fd Fin Corp.
NPFGC
5.00%, 7/01/11	2,860	2,961,616
Florida Rural Util Fin Comm
Series B
4.00%, 11/01/11	1,295	1,295,492
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	55	54,702
Landmark at Doral CDD FL
Series B
5.20%, 5/01/15 (c)(d)	255	81,600
New River CDD FL
Series B
5.00%, 5/01/13 (c)(d)	265	106,000
Overoaks CDD FL
Series 4B
5.125%, 5/01/09 (d)	220	125,402
Parkway Center CDD FL
Series B
5.625%, 5/01/14	230	169,816

Paseo CDD FL
Series B
4.875%, 5/01/10 (d)	480	96,000

		8,226,598

Georgia - 1.7%
Burke Cnty GA Dev Auth (Oglethorpe Power Corp.)
Series F
6.50%, 1/01/39	4,365	4,538,552

Guam - 0.1%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	234	234,364

Illinois - 0.1%
Cortland IL SSA #10
5.125%, 3/01/14	176	162,839
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	100	93,593

		256,432

Louisiana - 0.1%
Coves of The Highland CDD LA
5.60%, 11/01/21 (c)(d)	270	13,500
Isabella Lakes CDD LA
6.00%, 8/01/22	255	171,526
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14	115	108,912
Whispering Springs CDD LA
5.20%, 10/01/21	120	82,879

		376,817

Nevada - 0.0%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (c)	40	20,290

New Jersey - 0.5%
Tobacco Settlement Auth NJ
5.75%, 6/01/32 (Prerefunded/ETM)	1,145	1,238,214

North Carolina - 1.3%
North Carolina Eastern Mun Pwr Agy
Series A
5.50%, 1/01/11	3,400	3,477,010

Pennsylvania - 1.2%
Beaver Cnty PA IDA (Cleveland Electric Illum)
7.125%, 6/01/28	1,000	1,039,810
Pennsylvania Econ Dev Fin Auth (PPL Electric Utilities Corp.)
4.85%, 10/01/23	2,180	2,189,984

		3,229,794

Puerto Rico - 4.9%
Puerto Rico GO
FGIC
5.50%, 7/01/11-7/01/12	5,425	5,677,414
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series M
5.50%, 7/01/10	950	950,000
Puerto Rico Pub Fin Corp.
Series 2002 E
5.50%, 8/01/29 (Prerefunded/ETM)	1,265	1,360,634
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Prerefunded/ETM)	4,905	5,149,858

		13,137,906

Utah - 2.0%
Intermountain Pwr Agy UT
Series 2009A
5.00%, 7/01/11	5,000	5,218,000

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15	172	173,075

Total Long-Term Municipal Bonds (cost $244,722,019)		245,260,111

Short-Term Municipal Notes - 1.1%
New York - 1.1%
Long Island Pwr Auth NY
Series 19983B
0.17%, 5/01/33 (a)(e)	400	400,000
New York NY Trnsl Fin Auth
0.13%, 11/01/22-5/01/28 (a)(e)	2,615	2,615,000

Total Short-Term Municipal Notes (cost $3,015,000)		3,015,000

Total Municipal Obligations (cost $247,737,019)		248,275,111

AGENCIES - 5.0%
Other - 5.0%
Federal Home Loan Banks 2.25%, 4/13/12 (cost $12,919,912)	12,800	13,151,437

SHORT-TERM INVESTMENTS - 0.7%
Time Deposit - 0.7%
State Street Time Deposit 0.01%, 7/01/10 (cost $1,917,000)	1,917	1,917,000

Total Investments - 99.1% (cost $262,573,931) (f)	263,343,548
Other assets less liabilities - 0.9%	2,322,969

Net Assets - 100.0%	$265,666,517

(a)	Variable rate coupon, rate shown as of June 30, 2010.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2010.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,903,754 and gross unrealized depreciation of investments was $(2,134,137), resulting in net unrealized appreciation of $769,617.

As of June 30, 2010, the Portfolio held 18.2% of net assets in insured bonds(of this amount 7.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CIFG NA	-	CIFG Assurance North America Inc.
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SSA	-	Special Services Area
UDC	-	Urban Development Corporation

Sanford C. Bernstein Fund, Inc. - Short Duration New York Municipal Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$245,260,111	$—	$245,260,111
Short-Term Municipal Notes	—	3,015,000	—	3,015,000
Agencies	—	13,151,437	—	13,151,437
Short-Term Investments	—	1,917,000	—	1,917,000

Total Investments in Securities	—	263,343,548	—	263,343,548
Other Financial Instruments*	—	—	—	—

Total	$—	$263,343,548	$—	$263,343,548

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - Short Duration Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 89.6%
Long-Term Municipal Bonds - 89.6%
Alabama - 0.2%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/12	$1,150	$1,229,477

Arizona - 3.4%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.25%, 2/01/42 (a)	955	840,773
Pima Cnty AZ GO
Series 2009
4.00%, 7/01/11	6,520	6,729,096
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2002C
5.00%, 1/01/12	11,515	12,279,481

		19,849,350

California - 6.0%
California Econ Recovery
Series B
5.00%, 7/01/23 (Prerefunded/ETM)	9,300	9,583,557
5.00%, 7/01/23 (Prerefunded/ETM)	1,000	1,046,040
California Statewide CDA (California GO)
Series 2009
5.00%, 6/15/13	7,485	8,125,566
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	7,615	7,934,069
San Diego Cnty CA Wtr Auth
NPFGC Series 1991B
6.30%, 4/21/11 (a)	7,750	8,071,082

		34,760,314

Colorado - 0.6%
Colorado HFA SFMR (Colorado HFA)
7.25%, 5/01/27	26	26,000
Denver City & Cnty Co. Exc Tax
AGM Series A
5.00%, 9/01/10	2,890	2,910,548
Denver Co. Hlth & Hosp Auth
Series A
5.00%, 12/01/10	405	408,220
Todd Creek Farms Met Dist #1 Co.
4.75%, 12/01/09 (b)	100	45,465

		3,390,233

Connecticut - 3.5%
Connecticut GO
Series 2009 A
5.00%, 1/01/12	19,175	20,406,610

Delaware - 1.7%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	519	381,678
Delaware Trnsp Auth
NPFGC Series 2003
5.00%, 7/01/12	8,700	9,425,754

		9,807,432

District of Columbia - 1.2%
District of Columbia GO
AGM Series 2007 C
5.00%, 6/01/11 (Prerefunded/ETM)	1,000	1,041,970
XLCA Series 2002 C
5.25%, 6/01/11	4,670	4,859,135
Metro Washington Arpt Auth VA
AMBAC Series A
5.00%, 10/01/10	1,000	1,010,090

		6,911,195

Florida - 12.8%
Citizens Ppty Ins Corp. FL
Series 2010 A
5.00%, 6/01/13	11,790	12,413,691
Dupree Lakes CDD FL
5.00%, 11/01/10	60	51,057
Florida Brd of Ed GO (Florida GO)
Series 2005 C
5.00%, 6/01/12	5,000	5,406,650
Series B
5.00%, 1/01/12	4,000	4,265,560
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/12	6,315	6,826,136
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series B
5.00%, 7/01/10	1,880	1,880,000
Florida Dept Evnrn Protn Presv 2000 (Florida Documentary Stamp Tax)
NPFGC-RE Series 2000A
5.75%, 7/01/12	7,515	7,590,150
Florida Hurricane Catastr Fd Fin Corp.
NPFGC
5.00%, 7/01/11	5,845	6,052,673
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	60	59,675
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (c)	150	73,679
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series A
5.00%, 10/01/12 (d)	1,000	1,059,390

Lee Cnty FL Sch Brd COP
AGC Series 2009 A
5.00%, 8/01/11	3,850	4,001,189
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	265	258,990
Miami-Dade Cnty FL Hlth Fac Auth
AMBAC Series 2001 A
5.625%, 8/15/18 (Prerefunded/ETM)	5,435	5,800,286
Overoaks CDD FL
Series 4B
5.125%, 5/01/09 (b)	265	151,053
Palm Beach Cnty FL Sch Brd COP
FGIC Series B
5.00%, 8/01/25	8,000	8,324,640
Parker Rd CDD FL
Series B
5.35%, 5/01/15	520	275,600
Parkway Center CDD FL
Series B
5.625%, 5/01/14	180	132,899
Paseo CDD FL
Series B
4.875%, 5/01/10 (b)	945	189,000
Riverwood Estates CDD FL
Series B
5.00%, 5/01/13 (b)(c)	540	108,000
Rolling Hills CDD FL
Series B
5.125%, 11/01/13	115	75,760
Tampa Bay FL Wtr Util Sys
FGIC
6.00%, 10/01/24 (Prerefunded/ETM)	8,120	8,686,370

		73,682,448

Georgia - 4.0%
Atlanta GA GO
AGC Series 2009A
4.00%, 7/01/11	1,595	1,633,727
Burke Cnty GA Dev Auth (Oglethorpe Power Corp.)
Series F
6.50%, 1/01/39	3,300	3,431,208
Gainesville GA Redev Auth (Gainesville GA GO)
AGC Series 2009B
3.00%, 11/15/10	1,935	1,953,770
George L Smith II GA Wrld Cngrss Ctr Au
NPFGC Series 2000
6.00%, 7/01/10	3,560	3,560,000
Henry Cnty GA GO
Series 2009
4.00%, 7/01/10	10,660	10,660,000
Whitfield Cnty GA SD GO
Series 2009
5.00%, 4/01/11	1,905	1,968,036

		23,206,741

Guam - 0.1%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	454	454,306

Illinois - 3.4%
Chicago IL GO
FGIC
6.00%, 1/01/28 (Prerefunded/ETM)	4,045	4,085,450
Cortland IL SSA #10
5.125%, 3/01/14	209	193,371
Illinois GO
Series 2007 B
5.00%, 1/01/12	3,290	3,467,594
Series 2009 A
4.00%, 9/01/11	2,405	2,480,421
Series 2010
5.00%, 1/01/12	4,500	4,742,910
AGM
5.00%, 9/01/10	4,235	4,263,713
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	147	137,582

		19,371,041

Indiana - 0.2%
Jasper Cnty IN PCR (No. Indiana Pub Serv Company)
NPFGC
4.15%, 8/01/10	1,325	1,327,200

Iowa - 4.0%
Tobacco Settlement Auth IA
5.60%, 6/01/35 (Prerefunded/ETM)	21,685	22,887,433

Kansas - 0.6%
Wyandotte Cnty/Kansas City KS Uni Govt
(Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	6,225	3,330,375

Kentucky - 0.6%
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
4.00%, 2/01/11	3,125	3,188,750

Louisiana - 0.1%
Isabella Lakes CDD LA
6.00%, 8/01/22	515	346,415
Whispering Springs CDD LA
5.20%, 10/01/21	670	462,742

		809,157

Maryland - 0.3%
Prince Georges Cnty MD GO
Series 2004D
5.00%, 12/01/12	1,715	1,892,571

Massachusetts - 3.7%
Massachusetts GO
Series 2002D
5.375%, 8/01/19 (Prerefunded/ETM)	9,520	10,418,307
Series 2004C
5.25%, 1/01/17 (Prerefunded/ETM)	6,400	6,552,512
Series A
5.50%, 1/01/11	2,315	2,373,315
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008
5.00%, 7/01/10	1,950	1,950,000

		21,294,134

Michigan - 3.8%
Detroit MI Swr Disp
AGM
0.795%, 7/01/32 (a)	1,540	1,051,466
Michigan Bldg Auth (Michigan Lease Fac Prog)
AMBAC Series 2005 I
5.00%, 10/15/29	4,785	5,015,541
Michigan GO
5.25%, 12/01/11	9,740	10,373,100
Michigan Trunk Line Spl Tax
AGM Series 05B
5.00%, 9/01/11	5,190	5,435,902

		21,876,009

Minnesota - 0.2%
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
Series B
4.00%, 1/01/11	1,175	1,188,889

Missouri - 0.7%
St. Louis MO Arpt
NPFGC Series 2001A
5.125%, 7/01/22 (Prerefunded/ETM)	4,045	4,231,272

Nevada - 0.2%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (c)	85	43,116
Nevada GO
Series 2009 B
5.00%, 5/01/11	1,000	1,034,900

		1,078,016

New Jersey - 3.4%
New Jersey COP (New Jersey COP Equip Purchase)
Series 2004 A
5.00%, 6/15/11	4,600	4,771,534
Series 2008
5.00%, 6/15/11	2,200	2,282,038

New Jersey Trnsp Corp. COP
AMBAC Series B
5.50%, 9/15/10	7,295	7,366,564
Tobacco Settlement Mgmt Auth SC
5.00%, 6/01/13 (Prerefunded/ETM)	4,980	5,396,876

		19,817,012

New York - 7.8%
Erie Cnty NY Tob Asset Sec
6.50%, 7/15/24 (Prerefunded/ETM)	5,890	5,957,911
Metropolitan Trnsp Auth NY (New York St Lease MTA Svc Cont)
NPFGC-RE Series B
5.50%, 7/01/12	7,000	7,616,490
New York NY GO
Series 2008J
5.00%, 8/01/11	1,670	1,746,553
Series C
5.00%, 8/01/11	3,495	3,655,211
New York NY Trnsl Fin Auth
Series A-1
5.00%, 11/01/10	1,115	1,131,491
Series B
5.25%, 2/01/29 (e)	7,930	8,117,624
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 D
5.00%, 6/15/12	6,905	7,482,189
New York St HFA MFHR (New York St HFA)
Series B
4.05%, 11/01/10	475	477,199
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2008
5.00%, 6/01/11	8,250	8,562,510

		44,747,178

North Carolina - 2.0%
Mecklenburg Cnty NC Pub Fac Corp. COP (Mecklenburg Cnty NC Lease)
Series 2009
5.00%, 3/01/12	4,365	4,663,872
North Carolina Eastern Mun Pwr Agy
Series A
5.50%, 1/01/11	1,550	1,585,107
North Carolina GO
5.00%, 10/01/10	5,090	5,146,397

		11,395,376

Ohio - 2.2%
Cleveland OH Arpt Sys
Series 2009C
5.00%, 1/01/12	1,815	1,919,054
Cleveland OH COP
Series 2010A
5.00%, 11/15/12	1,285	1,365,376

Ohio HFA SFMR
3.30%, 9/01/30	570	571,163
Ohio Turnpike Comm (Ohio Turnpike)
AGM Series 2001B
5.50%, 2/15/12	2,400	2,584,296
Toledo OH City Svcs Spl Assmt Notes
4.125%, 6/01/12	5,900	6,103,727

		12,543,616

Oregon - 0.4%
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2009C
5.00%, 4/01/11	1,470	1,516,864
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc)
3.20%, 7/01/33	1,075	1,075,806

		2,592,670

Pennsylvania - 6.8%
Allegheny Cnty PA Hosp Dev Auth
Series 2000
9.25%, 11/15/30 (Prerefunded/ETM)	7,835	8,238,581
Allegheny Cnty PA Hosp Dev Auth (UPMC Health Sys)
Series 2008A
5.00%, 9/01/11	5,600	5,880,616
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series A
5.00%, 11/15/10	1,020	1,021,346
Pennsylvania GO
Series 2002
5.50%, 2/01/12	1,165	1,255,940
Series 2010A
5.00%, 5/01/13	2,660	2,957,388
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/12	1,000	1,081,560
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	280	259,106
Philadelphia PA Parking Auth
Series 2008
5.00%, 9/01/10	3,240	3,252,604
Philadelphia PA SD GO
Series 2010 C
5.00%, 9/01/12	5,480	5,883,493
Pittsburgh PA GO
Series 2008A-1
5.00%, 9/01/10	2,270	2,279,579
NPFGC Series A
5.00%, 9/01/11	6,685	6,963,831

		39,074,044

Puerto Rico - 3.8%
Puerto Rico GO
Series A
5.00%, 7/01/30	3,385	3,523,887
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
Series 2008
5.00%, 12/01/10	5,875	5,948,555
Puerto Rico Pub Fin Corp. (Puerto Rico Appropriation)
FGIC Series A
5.25%, 8/01/31	1,500	1,545,270
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Prerefunded/ETM)	10,145	10,651,438

		21,669,150

Tennessee - 0.2%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2010 B
4.00%, 7/01/12	1,000	1,031,050

Texas - 5.9%
Austin TX Utils Sys
AGM
5.00%, 11/15/10	4,000	4,065,640
Dallas TX GO
Series 2005
5.00%, 2/15/13	4,290	4,745,898
Garland TX ISD GO
Series 2005
5.00%, 2/15/13	1,660	1,835,512
North Texas Tollway Auth TX (North Texas Tollway)
Series 2008H-1
5.00%, 1/01/43	4,735	4,823,118
Texas A & M Univ
Series 2009 D
5.00%, 5/15/12	1,900	2,053,520
Texas Mun Gas Acq & Supply Corp. II (JP Morgan Chase)
Series 2007A
0.76%, 9/15/10 (a)	1,270	1,257,897
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
5.00%, 8/15/42	5,665	5,782,096
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
Series 2007
5.00%, 4/01/11-4/01/13	7,300	7,870,567
Titus Cnty TX Fresh Wtr (Southwestern Electric Power Co.)
4.50%, 7/01/11	1,470	1,499,606

		33,933,854

Utah - 0.8%
Intermountain Pwr Agy UT
Series 2009A
5.00%, 7/01/11	4,545	4,743,162

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15	318	319,988

Washington - 2.7%
Washington St COP
NPFGC Series 2004 D
4.00%, 7/01/11	1,215	1,251,401
Washington St GO
Series 2009 B
5.00%, 1/01/12	4,820	5,138,506
Series 2009 C
5.00%, 1/01/12	5,765	6,145,951
Series 2010 R
5.00%, 1/01/12	2,645	2,819,782

		15,355,640

Wisconsin - 2.2%
Badger Tob Asset Sec Corp. WI
6.00%, 6/01/17 (Prerefunded/ETM)	2,210	2,430,116
6.375%, 6/01/32 (Prerefunded/ETM)	9,005	9,965,563

		12,395,679

Total Long-Term Municipal Bonds (cost $514,379,064)		515,791,372

AGENCIES - 8.6%
Other - 8.6%
Federal Home Loan Banks 2.25%, 4/13/12 (cost $48,847,672)	48,340	49,667,223

SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.01%, 7/01/10 (cost $2,934,000)	2,934	2,934,000

Total Investments - 98.7% (cost $566,160,736) (f)		568,392,595
Other assets less liabilities - 1.3%		7,738,766

Net Assets - 100.0%		$576,131,361

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	When-Issued or delayed delivery security.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2010.

(f)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,623,686 and gross unrealized depreciation of investments was $(3,391,827), resulting in net unrealized appreciation of $2,231,859.

As of June 30, 2010, the Portfolio held 24.2% of net assets in insured bonds (of this amount 17.1% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
UPMC	-	University of Pittsburgh Medical Center
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Short Duration Diversified Municipal Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$515,791,372	$—	$515,791,372
Agencies	—	49,667,223	—	49,667,223
Short-Term Investments	—	2,934,000	—	2,934,000

Total Investments in Securities	—	568,392,595	—	568,392,595
Other Financial Instruments*	—	—	—	—

Total	$—	$568,392,595	$—	$568,392,595

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.3%
Long-Term Municipal Bonds - 99.3%
California - 84.9%
Antelope Valley CA UHSD GO
NPFGC Series A
5.375%, 8/01/19	$1,000	$1,072,790
Antioch CA Pub Fin Auth (Antioch CA Mun Fac Proj COP)
NPFGC Series B
5.50%, 1/01/16	2,380	2,420,198
Azusa CA USD GO
AGM
5.00%, 7/01/24	2,320	2,399,738
Bay Area Infra Fin Auth (California St Acceleration Nts)
NPFGC-RE
5.00%, 8/01/17	32,350	33,644,647
Bay Area Toll Auth CA
5.00%, 4/01/16-4/01/22	39,845	44,527,578
Series 2006 F
5.00%, 4/01/20	5,185	5,698,834
Series F
5.00%, 4/01/12	2,910	3,124,991
California Dept Wtr Res Cen Vy
FGIC
5.25%, 12/01/18 (Prerefunded/ETM)	65	73,403
NPFGC
5.00%, 12/01/16	7,340	8,289,943
NPFGC-RE
5.25%, 12/01/18	4,935	5,432,004
California Dept Wtr Res Pwr
5.00%, 5/01/17-5/01/18	24,410	27,640,249
6.00%, 5/01/13	2,760	3,054,961
AGM
5.00%, 5/01/17	21,050	23,919,957
AMBAC Series A
5.50%, 5/01/13	6,190	6,795,630
California Dept Wtr Res Wtr
AGM Series W
5.25%, 12/01/22 (Prerefunded/ETM)	260	276,559
NPFGC
5.00%, 12/01/16 (Prerefunded/ETM)	60	69,692
California DOT Fed Hwy Grant
NPFGC-RE Series A
5.00%, 2/01/12-2/01/14	33,625	36,928,498
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	10,625	11,790,881
Series A
5.00%, 7/01/18-7/01/20	33,000	36,686,205
5.25%, 1/01/11-7/01/14	10,325	11,193,129
NPFGC
5.00%, 7/01/15	4,390	4,852,048
NPFGC Series A
5.00%, 7/01/12	1,590	1,716,071
5.25%, 7/01/13	8,420	9,343,927
California GO
5.00%, 9/01/12	1,305	1,409,478
5.25%, 9/01/18 (Prerefunded/ETM)	220	221,599

5.25%, 9/01/20 (Prerefunded/ETM)	245	246,781
5.25%, 10/01/20	4,050	4,447,305
AGM
5.00%, 5/01/12	1,040	1,114,807
NPFGC
5.00%, 8/01/24	50	50,045
California Hlth Fac Fin Auth (Catholic Healthcare West)
Series I
5.125%, 7/01/22	3,790	3,906,656
California Hlth Fac Fin Auth (Stanford Hosp)
Series A-3
3.45%, 11/15/40	2,895	2,960,485
California Infra & Eco Dev Bk (Pacific Gas & Electric Company)
3.75%, 11/01/26	8,670	8,702,252
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.00%, 10/01/15	1,030	1,129,045
California Pub Wks Brd (CA Lease Dept Corr St Prisons)
AMBAC Series A
5.00%, 12/01/19	2,630	2,704,639
California Pub Wks Brd (CA Lease State Univ Sys)
NPFGC-RE
5.00%, 10/01/14	3,740	4,083,556
California Pub Wks Brd (Univ of California Lease)
5.00%, 4/01/21-4/01/22	10,825	11,790,148
Series 2009E
5.00%, 4/01/23	1,950	2,104,401
NPFGC-RE
5.00%, 6/01/15-9/01/16	4,555	5,154,982
California Spl Dist Assn COP
AGM Series Z
5.50%, 8/01/17 (Prerefunded/ETM)	1,000	1,090,130
California State Univ
AMBAC Series B
5.00%, 11/01/14	3,575	4,026,058
NPFGC-RE Series A
5.00%, 11/01/24	1,570	1,630,492
California Statewide CDA (California GO)
Series 2009
5.00%, 6/15/13	35,125	38,130,997
California Statewide CDA (Jewish Home St Ins)
4.50%, 11/15/13	1,025	1,034,697
California Statewide CDA (Redlands Cmnty Hospital)
RADIAN Series A
5.00%, 4/01/12-4/01/13	3,485	3,578,548
California Statewide CDA (Southern California Edison)
XLCA Series B
4.10%, 4/01/28	14,055	14,672,296

California Statewide CDA COP
AMBAC
5.60%, 10/01/11 (Prerefunded/ETM)	28,500	29,394,615
Chaffey CCD CA GO
NPFGC Series B
5.00%, 6/01/25	1,440	1,502,827
Coati-Rohnert Pk USD CA GO
NPFGC-RE
5.00%, 8/01/20	2,020	2,097,709
Compton CA CRA (Compton CA Tax Alloc)
AMBAC Series A
5.00%, 8/01/11	3,395	3,473,458
Culver City CA Redev Agy (Culver City CA Redev Proj Area)
AMBAC
5.50%, 11/01/14	1,020	1,052,426
NPFGC
5.50%, 11/01/18	1,000	1,021,840
NPFGC Series A
5.50%, 11/01/17	1,270	1,299,807
Dinuba CA Redev Agy Tax Alloc
4.40%, 10/01/11	3,350	3,355,863
Fremont CA Pub Fin Auth (Fremont CA Spl Assmt)
Series A
3.75%, 9/02/11	1,130	1,139,650
Gateway CA USD GO
NPFGC Series A
5.00%, 8/01/24	1,230	1,259,803
Gilroy CA USD GO
NPFGC-RE
5.25%, 8/01/20	1,900	2,015,824
Golden St Tobacco Sec CA
5.625%, 6/01/38 (Prerefunded/ETM)	16,765	18,931,373
6.25%, 6/01/33 (Prerefunded/ETM)	22,070	24,550,889
6.75%, 6/01/39 (Prerefunded/ETM)	12,205	14,173,422
Series B
5.50%, 6/01/43 (Prerefunded/ETM)	10,240	11,526,758
AMBAC Series B
5.00%, 6/01/38 (Prerefunded/ETM)	3,450	3,834,365
Golden St Tobacco Sec CA (California Tobacco Sec/St App)
AMBAC Series A
5.00%, 6/01/20	10,970	10,834,740
Grossmont-Cuyamaca CCD CA GO
AGC
5.25%, 8/01/17	1,150	1,337,554
Industry CA GO
5.00%, 7/01/17	3,655	4,078,468
Inland Valley CA Dev Agy (Inland Valley CA Dev Agy Tax Alloc)
5.25%, 4/01/12-4/01/13	4,730	4,946,631
5.50%, 4/01/14	1,320	1,407,344
Kern CA HSD GO
7.10%, 8/01/11 (Prerefunded/ETM)	1,000	1,071,760
NPFGC Series A
6.30%, 2/01/11	1,000	1,030,130
Lincoln CA CFD #2003-1
5.35%, 9/01/16 (Prerefunded/ETM)	705	812,639
5.90%, 9/01/24 (Prerefunded/ETM)	1,100	1,286,670

Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series A
5.00%, 12/01/13-12/01/14	7,505	7,891,343
Long Beach CA Bond Fin Auth (Long Beach CA Lease Civic Ctr)
NPFGC Series A
5.00%, 10/01/17	3,130	3,138,232
Long Beach CA Bond Fin Auth (Long Beach CA Lease Pub Safety)
AMBAC
5.25%, 11/01/19-11/01/22	3,765	3,799,630
Long Beach CA Harbor
Series 2010A
5.00%, 5/15/22-5/15/24	13,110	14,508,633
Series B
5.00%, 5/15/21	6,500	7,376,330
Long Beach CA USD GO
5.00%, 8/01/15-8/01/16	7,850	8,967,207
Series 2008A
5.00%, 8/01/18	9,845	11,338,093
Series A
5.00%, 8/01/25	1,000	1,077,890
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/24	18,010	19,388,485
Series 2010A
5.00%, 5/15/23-5/15/25	7,785	8,362,728
Series A
5.00%, 5/15/13	4,000	4,345,640
5.50%, 5/15/14-5/15/17	14,490	16,213,649
Series A
5.25%, 5/15/23-5/15/24	15,955	17,440,579
Los Angeles CA Dept W&P Pwr
AGM Series A
5.25%, 7/01/18	2,040	2,120,131
Los Angeles CA Dept W&P Wtr
NPFGC Series B
5.00%, 7/01/12	2,260	2,455,083
Los Angeles CA GO
NPFGC Series A
5.00%, 9/01/16	3,240	3,528,198
Los Angeles CA USD GO
AGM Series 1997F
5.00%, 7/01/15	1,200	1,310,412
AGM Series B
5.00%, 7/01/16	10,190	11,465,380
AMBAC Series 2004G
5.00%, 7/01/13	3,260	3,599,007
AMBAC Series B
5.00%, 7/01/12	2,330	2,512,346
AMBAC Series E
5.00%, 7/01/15	3,090	3,470,039
FGIC Series A-1
5.00%, 7/01/20-7/01/22	13,485	14,263,810
NPFGC
5.75%, 7/01/15	5,000	5,790,350
NPFGC Series A
5.00%, 7/01/11	2,200	2,297,042
5.25%, 7/01/12-7/01/14	10,150	11,173,195

NPFGC Series A-2
5.00%, 7/01/20	11,000	11,748,880
Los Angeles Calif Dept Wtr & Pwr
Unrefunded Bal-Pwr Sys-A-2
5.375%, 7/01/18	5,000	5,223,821
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles CA MTA Sales Tax)
NPFGC-RE Series A
5.00%, 10/01/12	9,420	9,502,613
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty CA Master Lease)
NPFGC Series A
5.00%, 12/01/11	3,605	3,752,769
NPFGC-RE Series A
5.00%, 9/01/12-9/01/13	20,480	21,791,914
M-S-R Pub Pwr Agy CA
NPFGC
5.00%, 7/01/12-7/01/13	4,715	5,098,105
Mammoth CA USD GO
NPFGC
Zero Coupon, 8/01/21-8/01/22	2,100	1,121,855
Met Wtr Dist Southern CA Wtr
5.75%, 8/10/18	7,600	8,916,168
Series A
5.75%, 7/01/21 (Prerefunded/ETM)	1,615	1,950,355
5.75%, 7/01/21	2,045	2,427,681
NPFGC Series B-3
5.00%, 10/01/18	3,410	3,818,995
Monrovia CA Redev Agy (Monrovia CA Ctrl Redev Proj Area #1)
4.40%, 6/01/12	2,830	2,826,830
Mount San Antonio CA CCD GO
NPFGC Series A
5.00%, 8/01/14	5,610	5,991,929
Northern CA Pwr Agy (Northern CA Power Agy Hydro #1)
NPFGC Series A
5.00%, 7/01/17 (Prerefunded/ETM)	2,685	2,685,000
Oakland CA USD GO
NPFGC
5.00%, 8/01/11-8/01/13	7,070	7,387,459
Orange Cnty CA Pub Fin Auth (Orange Cnty CA Lease)
NPFGC
5.00%, 7/01/11-7/01/13	21,070	22,900,765
Orange Cnty CA Santn COP
5.00%, 2/01/18-2/01/19	9,155	10,519,959
Series 2009A
5.00%, 2/01/20	1,890	2,143,184
Pittsburg CA Redev Agy
9.60%, 6/01/16 (Prerefunded/ETM)	1,000	1,401,420
Pomona CA Pub Fin Auth (Pomona CA Merged Redev)
AMBAC
5.00%, 2/01/11	380	385,419
Rancho CA Wtr Dist Fin Auth
AGM Series A
5.50%, 8/01/12	1,075	1,130,588
Rancho Santiago CA CCD GO
AGM
5.00%, 9/01/25	2,275	2,390,684

Sacramento CA Fin Auth
AGM Series A
5.375%, 12/01/18 (Prerefunded/ETM)	1,440	1,603,771
Sacramento CA Fin Auth (Sacramento CA Lease)
Series B
5.40%, 11/01/20	2,000	2,138,680
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
Series A
5.60%, 12/01/16	3,055	3,064,257
AMBAC
5.50%, 12/01/21	1,175	1,390,707
Salinas CA Pub Fin Auth AD
5.25%, 9/02/11	310	317,886
San Bernardino Cnty CA COP (San Bernrdno Cnty COP Detention Ctr)
NPFGC Series A
5.25%, 11/01/17	7,495	7,752,153
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
5.00%, 5/15/21	8,520	9,499,630
Series 2009 B
5.00%, 5/15/18	20,615	23,590,157
San Diego CA USD GO (San Diego CA Wtr/swr)
FGIC Series D
5.25%, 7/01/25	2,170	2,372,635
San Diego Cnty CA COP
AMBAC
5.00%, 2/01/15	2,000	2,247,700
San Diego Cnty CA Wtr Auth
AGM Series 2008A
5.00%, 5/01/19	2,680	3,015,214
San Diego Cnty CA Wtr Auth COP
AGM Series 2008 A
5.00%, 5/01/24	4,860	5,217,064
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.00%, 5/01/15-5/01/16	26,210	29,608,591
AGC Series 34E
5.00%, 5/01/16	1,345	1,463,616
San Francisco City/Cnty CA Pub Util Wtr
NPFGC
5.25%, 10/01/14	5,245	5,786,599
San Jose CA Redev Agy (San Jose CA Redev Merged Proj)
NPFGC
6.00%, 8/01/15	670	745,556
San Mateo Cnty CA CCD GO
NPFGC-RE Series A
5.375%, 9/01/20	1,140	1,229,422
San Ramon Vly USD CA GO
AGM
5.25%, 8/01/20	1,000	1,105,760
Santa Clara CA Redev Agy (Bayshore North Proj)
NPFGC
5.00%, 6/01/15	1,000	1,001,360

Santa Fe Springs CA CDA (Santa Fe Springs CA Tax Alloc)
NPFGC
5.375%, 9/01/17	560	566,042
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
Series 2010-1
5.00%, 7/01/25	8,235	8,812,603
Tahoe Truckee CA USD GO
NPFGC
5.50%, 8/01/19	1,185	1,385,846
Univ of California
Series 2009 Q
5.25%, 5/15/22	3,510	3,925,093
AGM Series J
5.00%, 5/15/16	6,330	7,161,572
NPFGC Series K
5.00%, 5/15/13	6,460	7,161,104
Vernon CA Elec Sys
Series 2009A
5.00%, 8/01/12	16,150	17,259,666
Walnut CA Pub Fin Auth (Walnut Impt Proj)
AMBAC
5.375%, 9/01/20	2,075	2,125,360

		1,017,075,764

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	405	393,125

Colorado - 0.0%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series D
7.75%, 11/15/13	320	351,930

Florida - 4.9%
Beacon Tradeport CDD FL
Series B
7.125%, 5/01/22	765	793,680
Chapel Creek FL CDD
5.20%, 5/01/11 (a)(b)	1,590	572,400
Citizens Ppty Ins Corp. FL
Series 2009A1
6.00%, 6/01/16	13,000	14,119,560
Concorde Estates CDD FL
Series 04B
5.00%, 5/01/11 (a)(b)	520	234,000
Dupree Lakes CDD FL
5.00%, 11/01/10	235	199,973
Durbin Crossing CDD FL
Series B-2
4.875%, 11/01/10	1,415	1,285,301
Fiddlers Creek CDD #2 FL
Series B
5.75%, 5/01/13 (a)(b)	635	266,706

Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
NPFGC
5.00%, 7/01/13	6,760	7,515,498
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15-7/01/16	17,040	18,096,654
Florida Turnpike Auth (Florida Turnpike)
NPFGC-RE
5.00%, 7/01/14	3,040	3,422,554
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10	320	284,323
Lakewood Ranch Stwdshp Dist FL
Series B
5.00%, 5/01/13	1,100	934,538
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	2,400	2,449,488
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2009A
5.75%, 10/01/21	1,055	1,177,338
New River CDD FL
Series B
5.00%, 5/01/13 (a)(b)	1,735	694,000
Parker Rd CDD FL
Series B
5.35%, 5/01/15	2,060	1,091,800
Paseo CDD FL
5.00%, 2/01/11 (a)(b)	665	133,000
Series B
4.875%, 5/01/10 (b)	670	134,000
Quarry CDD FL (The)
5.25%, 5/01/16	1,485	1,235,564
Rolling Hills CDD FL
Series B
5.125%, 11/01/13	410	270,100
Shingle Creek FL CDD
5.75%, 5/01/15 (a)(b)	2,375	1,140,000
Six Mile Creek CDD FL
5.50%, 5/01/17 (a)	950	308,750
Sterling Hill CDD FL
Series B
5.50%, 11/01/10	165	150,894
Stoneybrook CDD FL
Series B
5.45%, 11/01/15 (a)	3,435	1,442,700
Tern Bay CDD FL
Series B
5.00%, 5/01/15 (a)(b)	1,015	324,800
Venetian CDD FL
Series B
5.95%, 5/01/12	120	117,113

Waterford Estates CDD FL
5.125%, 5/01/13 (a)(b)	1,000	340,090

		58,734,824

Guam - 0.4%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	1,853	1,853,281
Guam Wtrworks Auth COP (Guam Govt Wtrwks)
5.00%, 7/01/12	1,270	1,312,405
5.50%, 7/01/16	1,500	1,558,185

		4,723,871

Illinois - 0.3%
Bolingbrook IL Sales Tax
6.00%, 1/01/26	4,450	2,848,045
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	580	542,839

		3,390,884

Indiana - 0.1%
South Bend IN Econ Dev (One Michiana Square Proj)
1.00%, 10/01/09 (b)	3,100	1,550,000

Louisiana - 0.0%
Coves of The Highland CDD LA
5.60%, 11/01/21 (a)(b)	3,200	160,000

Nevada - 1.1%
Clark Cnty NV SD GO
5.00%, 6/15/16	3,340	3,766,852
NPFGC
5.50%, 6/15/12	7,165	7,779,040
Clark Cnty NV SID #142 (Clark Cnty NV SID #142 Mtns Edg)
5.30%, 8/01/11	1,890	1,893,024
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (a)	315	159,784

		13,598,700

North Carolina - 0.5%
North Carolina Eastern Mun Pwr Agy
Series 2009 SER B
5.00%, 1/01/16	2,375	2,594,783
Series C
5.30%, 1/01/15	3,580	3,838,977

		6,433,760

Ohio - 1.1%
American Mun Pwr OH (Goldman Sachs Group, Inc.)
Series A
5.00%, 2/01/13	10,350	10,847,524

Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	2,500	2,303,650

		13,151,174

Pennsylvania - 0.6%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	7,750	7,236,950

Puerto Rico - 4.8%
Puerto Rico Elec Pwr Auth
Series W
5.50%, 7/01/17	3,940	4,380,768
Puerto Rico GO
Series A
5.00%, 7/01/30	3,230	3,362,527
FGIC
5.25%, 7/01/10	2,000	2,000,000
Puerto Rico Govt Dev Bank
5.00%, 12/01/11	1,035	1,083,604
NPFGC Series 2009
4.75%, 12/01/15	5,500	5,699,815
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series A
5.50%, 7/01/10	195	195,000
Puerto Rico Mun Fin Agy (Puerto Rico GO)
Series A
5.00%, 8/01/10	3,915	3,920,403
Puerto Rico Pub Bldgs Auth
Series C
5.50%, 7/01/12 (Prerefunded/ETM)	5	5,481
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/15	2,550	2,815,327
Series C
5.25%, 7/01/11	1,015	1,051,104
5.50%, 7/01/12	1,135	1,196,948
Puerto Rico Pub Fin Corp. (Puerto Rico Lease)
Series A
5.75%, 8/01/27	8,365	8,680,946
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Prerefunded/ETM)	21,970	23,066,742

		57,458,665

South Carolina - 0.1%
Lancaster Cnty SC Edenmore ID
Series B
5.375%, 12/01/16 (a)	1,628	569,800

Texas - 0.3%
Dallas Fort Worth TX Intl Arpt
5.00%, 11/01/21	1,180	1,255,414
El Paso Cnty TX GO
NPFGC
5.00%, 2/15/16	1,435	1,631,265

		2,886,679

Virginia - 0.2%
Broad Street CDA VA
7.125%, 6/01/15	1,025	1,031,406
Celebrate Virginia North CDA VA
Series B
6.25%, 3/01/18 (a)	1,035	876,273

		1,907,679

Total Investments - 99.3% (cost $1,158,956,159) (c)		1,189,623,805
Other assets less liabilities - 0.7%		8,929,128

Net Assets - 100.0%		$1,198,552,933

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,125,543 and gross unrealized depreciation of investments was $(18,457,897), resulting in net unrealized appreciation of $30,667,646.

As of June 30, 2010, the Portfolio held 40.8% of net assets in insured bonds (of this amount 8.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HSD	-	High School District
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District

SID	-	Special Improvement District
SSA	-	Special Services Area
UHSD	-	Unified/Union High School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$1,189,623,805	$—	$1,189,623,805

Total Investments in Securities	—	1,189,623,805	—	1,189,623,805
Other Financial Instruments*	—	—	—	—

Total	$—	$1,189,623,805	$—	$1,189,623,805

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 93.2%
Long-Term Municipal Bonds - 93.2%
New York - 70.8%
Albany Cnty NY GO
NPFGC-RE
5.00%, 10/01/12	$605	$619,496
Erie Cnty NY IDA (Buffalo NY SD)
AGM
5.00%, 5/01/14	1,120	1,244,678
5.75%, 5/01/24	1,520	1,636,690
AGM Series A
5.00%, 5/01/16	1,210	1,351,304
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	3,085	3,477,844
NPFGC Series D
5.00%, 9/01/12	10,115	10,909,027
NPFGC Series F
5.00%, 5/01/13-5/01/16	34,590	38,522,949
Metropolitan Trnsp Auth NY
Series B
5.00%, 11/15/16-11/15/17	6,645	7,374,263
AMBAC Series A
5.50%, 11/15/18	5,325	5,761,064
AMBAC Series B
5.00%, 7/01/20 (Prerefunded/ETM)	535	536,407
AMBAC Series B-1
5.00%, 7/01/18 (Prerefunded/ETM)	1,000	1,068,090
NPFGC Series E
5.00%, 11/15/10	10,150	10,304,381
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
AGM Series A
5.25%, 11/15/12	7,425	8,122,059
NPFGC Series A
5.00%, 11/15/11	1,865	1,967,202
5.25%, 11/15/13	2,660	3,006,013
NPFGC-RE Series A
5.25%, 11/15/15-11/15/16	12,965	14,921,198
Nassau Cnty NY GO
Series 2009 F
5.00%, 10/01/11	1,335	1,402,458
AMBAC Series A
5.50%, 7/01/10	1,120	1,120,000
6.00%, 7/01/11	1,000	1,050,770
NPFGC-RE Series A
6.00%, 7/01/12-7/01/13	2,000	2,242,640
Nassau Cnty NY IDA (No. Shore L.I. Jewish Obl Grp)
5.625%, 11/01/10	140	141,875
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
AMBAC
5.375%, 11/15/15-11/15/16	1,100	1,155,916
AMBAC Series B
5.00%, 11/15/14	3,595	4,025,609
AMBAC Series H
5.25%, 11/15/13	1,745	1,991,167

New York Bridge Auth
5.00%, 1/01/17	4,575	4,779,777
New York NY GO
5.00%, 4/01/11-8/15/16	30,450	33,565,066
5.25%, 9/01/14-9/01/16	23,140	26,587,444
5.50%, 8/01/13	8,055	8,933,076
Series 04G
5.00%, 8/01/12	3,910	4,235,390
Series 4B
5.00%, 8/01/10	1,125	1,128,634
Series A
5.25%, 8/01/17	5,705	6,273,960
Series B
5.00%, 8/01/10	2,615	2,623,446
Series C
5.00%, 1/01/16	4,410	5,008,217
5.50%, 8/01/14-9/15/19	6,970	7,680,707
5.50%, 9/15/19 (Prerefunded/ETM)	900	1,033,335
Series E
5.00%, 8/01/16	5,500	6,273,080
Series F
5.25%, 8/01/16	3,335	3,445,088
Series G
5.00%, 8/01/10-8/01/11	2,540	2,590,814
Series H
5.00%, 8/01/11	1,080	1,129,507
Series I
5.00%, 8/01/10-8/01/14	7,965	8,335,409
AGM
5.25%, 8/01/12-8/01/14	13,615	14,925,768
NPFGC
5.00%, 8/01/16	2,350	2,612,519
5.75%, 8/01/11	7,570	7,977,417
NPFGC-RE
5.00%, 8/01/13	2,750	3,059,568
New York NY Hlth & Hosp Corp.
5.00%, 2/15/14	10,215	11,153,452
New York NY IDA
5.75%, 11/01/12 (Prerefunded/ETM)	1,655	1,700,529
New York NY IDA (Magen David Yeshivah)
ACA
4.99%, 6/15/13	3,375	3,353,198
New York NY Mun Wtr Fin Auth
5.00%, 6/15/19-6/15/22	40,390	45,261,459
5.50%, 6/15/17	2,460	2,591,930
Series FF
5.00%, 6/15/25	24,730	27,426,806
New York NY Trnsl Fin Auth
5.00%, 11/01/11-11/01/15	52,775	58,895,402
5.25%, 8/01/14-2/01/21	4,930	5,464,803
5.25%, 5/01/17 (Prerefunded/ETM)	1,000	1,040,730
5.25%, 2/01/20 (Prerefunded/ETM)	2,770	3,093,398
5.50%, 2/01/17 (Prerefunded/ETM)	3,360	3,493,459
5.50%, 2/15/17 (Prerefunded/ETM)	2,195	2,376,131
Series 02A
5.50%, 11/01/26 (a)	17,885	18,929,663
Series 2003E
5.25%, 2/01/21 (Prerefunded/ETM)	1,965	2,194,414

Series B
5.25%, 2/01/29 (a)	18,175	18,605,020
Series C
5.25%, 2/01/13	5,010	5,537,954
AMBAC
5.25%, 8/01/20 (Prerefunded/ETM)	2,155	2,369,229
NPFGC
5.25%, 2/01/20	3,655	3,927,188
NPFGC Series 2003E
5.25%, 2/01/21	35	37,489
NPFGC-RE
5.00%, 11/01/13	18,405	20,757,343
5.50%, 11/01/13	7,075	7,858,344
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
5.75%, 12/01/16	22,790	26,315,157
New York St Dormitory Auth
5.00%, 11/01/11 (Prerefunded/ETM)	1,175	1,192,578
5.00%, 11/01/11	2,700	2,738,718
5.375%, 7/01/19 (Prerefunded/ETM)	1,400	1,535,590
AGM
5.75%, 8/15/11 (Prerefunded/ETM)	40	40,237
5.75%, 2/15/12 (Prerefunded/ETM)	35	35,207
5.75%, 2/15/12 (Prerefunded/ETM)	5	5,030
5.75%, 2/15/12 (Prerefunded/ETM)	960	965,683
5.875%, 2/15/13 (Prerefunded/ETM)	90	90,545
5.875%, 2/15/13 (Prerefunded/ETM)	10	10,061
FGIC
5.50%, 7/01/17 (Prerefunded/ETM)	1,640	1,723,574
5.50%, 7/01/20 (Prerefunded/ETM)	1,000	1,050,960
NPFGC
5.20%, 2/15/16 (Prerefunded/ETM)	1,000	1,126,300
New York St Dormitory Auth (Brookdale Hospital Med Ctr)
NPFGC
5.20%, 2/15/14	1,140	1,143,146
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/17	12,195	13,181,697
New York St Dormitory Auth (Montefiore Medical Center)
5.00%, 8/01/14	1,000	1,068,150
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	1,360	1,476,375
New York St Dormitory Auth (New York Medical College)
NPFGC
5.25%, 7/01/11	1,085	1,087,279
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	1,500	1,630,380
New York St Dormitory Auth (New York St Lease Mental Hlth)
5.00%, 2/15/15-2/15/16	26,330	29,545,934
AGM
5.00%, 2/15/16	3,830	4,291,860
5.75%, 8/15/11	5	5,025

NPFGC
5.00%, 8/15/17	480	480,048
NPFGC Series 1998D
5.25%, 2/15/13	110	110,219
New York St Dormitory Auth (New York St Lease Secured Hosp)
3.875%, 2/15/12	1,000	1,040,190
4.00%, 2/15/13-8/15/15	9,035	9,631,571
New York St Dormitory Auth (New York St Lease SUNY)
Series B
5.25%, 11/15/23	4,960	5,333,736
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/12-3/15/18	78,800	89,462,721
Series 2008 A
5.00%, 3/15/20	4,750	5,363,225
Series 2009 D
5.00%, 6/15/18-6/15/20	9,230	10,686,125
Series G
5.00%, 3/15/18	7,840	9,066,882
Series Series G
5.00%, 3/15/17	8,045	9,255,531
AGM
5.00%, 3/15/13	2,525	2,793,963
AMBAC
5.00%, 3/15/15	1,650	1,884,894
NPFGC-RE
5.50%, 3/15/14	4,750	5,255,923
New York St Dormitory Auth (New York Univ)
NPFGC
5.00%, 7/01/11	1,815	1,889,905
5.75%, 7/01/12	1,540	1,685,099
NPFGC Series A
6.00%, 7/01/18	1,000	1,210,850
New York St Dormitory Auth (NYU Hosp Center)
5.00%, 7/01/10	1,000	1,000,000
New York St Dormitory Auth (Winthrop So Nassau Univ Hlth)
AMBAC Series A
5.25%, 7/01/18	1,000	1,024,220
AMBAC Series B
5.25%, 7/01/19	1,325	1,355,144
New York St Dormitory Auth (Wyckoff Heights Medical Ctr)
NPFGC
5.20%, 2/15/16	5,820	5,836,063
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series C
0.955%, 4/01/34 (b)(c)(d)	17,725	13,872,489
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/14-6/15/25	30,070	33,165,556
5.75%, 6/15/11	745	783,151
Series 2009 A
5.25%, 6/15/24	7,300	8,315,503

New York St Envrn Fac Corp. (New York St Pers Income Tax)
NPFGC-RE
5.00%, 12/15/23	1,060	1,169,795
New York St Envrn Fac Corp. (New York St SRF)
5.20%, 12/15/15	225	225,621
5.375%, 11/15/18	1,485	1,545,217
5.875%, 7/15/20	4,560	4,574,683
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)(e)	1,980	5,940
New York St Loc Gov Asst Corp.
5.00%, 4/01/18-4/01/20	22,670	26,065,729
AGM
5.00%, 4/01/13	4,230	4,687,898
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
4.50%, 4/01/23	2,590	2,671,456
New York St Pwr Auth
NPFGC
5.00%, 11/15/16	6,180	7,145,810
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/18 (Prerefunded/ETM)	895	1,030,243
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/14-3/15/16	10,950	12,510,455
AGM
5.00%, 3/15/14-3/15/15	8,840	10,044,667
AGM Series 2005A
5.00%, 3/15/18	1,035	1,142,568
AMBAC
5.00%, 3/15/15	10,170	11,617,801
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AGM
5.00%, 4/01/12	1,415	1,518,267
New York St Thruway Auth (New York St Thruway Auth Gen)
4.00%, 7/15/11	48,785	50,512,965
AMBAC
5.00%, 1/01/13-1/01/14	12,285	13,504,719
New York St Thruway Auth (New York St Thruway Auth Hwy & Brdg)
5.00%, 4/01/17	21,620	24,820,841
AGM Series 5B
5.00%, 4/01/14	64,440	72,628,391
AMBAC
5.25%, 4/01/11-4/01/14	20,665	22,292,085
NPFGC
5.00%, 4/01/24	1,060	1,132,122
5.25%, 4/01/12-4/01/14	13,930	15,503,180
NPFGC Series C
5.25%, 4/01/11	4,625	4,789,326
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	27,025	30,279,020
New York St UDC (New York St Lease UDC Svc Cont)
5.00%, 1/01/19	3,525	3,947,930

New York St UDC (New York St Pers Income Tax)
5.00%, 3/15/16	2,045	2,341,443
AMBAC
5.00%, 12/15/20	6,265	6,932,786
Niagara Falls NY Bridge Comm
FGIC
6.30%, 10/01/12 (Prerefunded/ETM)	4,670	5,263,650
Onondaga Cnty NY GO
5.70%, 4/01/11 (Prerefunded/ETM)	1,830	1,902,322
5.70%, 4/01/11	770	800,723
Port Authority of NY & NJ
NPFGC-RE
5.125%, 11/15/15	1,355	1,364,431
XLCA Series CONS 143rd
5.00%, 10/01/17	6,370	6,952,282
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.00%, 6/01/11	4,485	4,654,892
5.50%, 6/01/15-6/01/16	16,755	17,408,728
Series 2008
5.00%, 6/01/12	8,000	8,609,440
Series A-1
5.50%, 6/01/15	1,700	1,705,882
Series B-1C
5.50%, 6/01/14	14,970	15,014,311
Tompkins Cnty NY IDA (Ithaca College)
5.00%, 7/01/16	2,615	2,807,882
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/11-1/01/20	50,010	56,838,104
5.25%, 11/15/12-1/01/17	19,480	21,568,968
5.50%, 1/01/12 (Prerefunded/ETM)	5,825	6,099,998
5.50%, 1/01/17 (Prerefunded/ETM)	9,370	10,849,523
NPFGC
5.125%, 1/01/18 (Prerefunded/ETM)	8,165	8,227,381
5.25%, 11/15/15	3,145	3,663,579
Triborough Brdg & Tunl Auth NY (New York St Lease Nyc Conv Ctr)
6.00%, 1/01/11	1,490	1,529,738
Troy Res Corp. (Rensselaer Polytechnic Institute)
5.00%, 9/01/16	6,490	7,171,839
Series 2010B
5.00%, 9/01/17-9/01/18	9,010	9,926,270
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	975	912,639
Yonkers NY GO
NPFGC
5.00%, 8/01/12-8/01/14	7,925	8,587,373

		1,369,482,670

Alabama - 0.7%
Alabama Pub Sch & Clg Auth
Series B
5.00%, 5/01/18	11,055	12,685,060

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	550	533,874

California - 3.9%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,000	5,571,700
Series A
5.00%, 7/01/18-7/01/20	27,975	31,354,557
California Statewide CDA (California GO)
Series 2009
5.00%, 6/15/13	26,250	28,496,475
San Diego Cnty CA Wtr Auth
NPFGC Series 1991B
6.30%, 4/21/11 (f)	9,000	9,372,870
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009 E
5.00%, 5/01/21	1,245	1,356,004

		76,151,606

Colorado - 0.1%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series D
7.75%, 11/15/13	635	698,360
Todd Creek Farms Met Dist #1 Co.
5.60%, 12/01/14 (c)	2,765	1,312,601

		2,010,961

Florida - 5.5%
Beacon Tradeport CDD FL
Series B
7.125%, 5/01/22	1,180	1,224,238
Citizens Ppty Ins Corp. FL
Series 2009A1
6.00%, 6/01/16	32,640	35,450,957
Series 2010A
5.00%, 6/01/16	7,120	7,365,854
Concorde Estates CDD FL
Series 04B
5.00%, 5/01/11 (c)(e)	690	310,500
Dupree Lakes CDD FL
5.00%, 11/01/10	325	276,559
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15	3,050	2,054,510
Series B-2
4.875%, 11/01/10	1,785	1,621,387
Fiddlers Creek CDD #2 FL
Series B
5.75%, 5/01/13 (c)(e)	950	399,010
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/18	16,355	18,587,948
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15	13,660	14,602,813

Hammock Bay CDD FL
Series B
5.375%, 5/01/11	60	59,675
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (c)	955	469,086
Lakewood Ranch Stwdshp Dist FL
Series B
5.00%, 5/01/13	230	195,403
Landmark at Doral CDD FL
Series B
5.20%, 5/01/15 (c)(e)	1,710	547,200
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGC Series 2010A
5.00%, 10/01/17 (g)	1,270	1,330,325
AGC Series A
5.00%, 10/01/16 (g)	3,500	3,699,185
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	750	732,990
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	3,300	3,368,046
Miami-Dade Cnty FL Aviation (Miami Intl Airport)
5.75%, 10/01/20	1,435	1,614,246
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	1,290	1,235,020
Overoaks CDD FL
Series 4B
5.125%, 5/01/09 (e)	875	498,759
Parkway Center CDD FL
Series B
5.625%, 5/01/14	1,845	1,362,219
Paseo CDD FL
5.00%, 2/01/11 (c)(e)	860	172,000
Polk Cnty FL SD Sales Tax
AGM
5.00%, 10/01/16	2,665	2,876,228
Quarry CDD FL (The)
5.25%, 5/01/16	1,875	1,560,056
Six Mile Creek CDD FL
5.50%, 5/01/17 (c)	1,165	378,625
Sterling Hill CDD FL
Series B
5.50%, 11/01/10	165	150,894
Stoneybrook CDD FL
Series B
5.45%, 11/01/15 (c)	4,300	1,806,000
Tern Bay CDD FL
Series B
5.00%, 5/01/15 (c)(e)	1,475	472,000
Venetian CDD FL
Series B
5.95%, 5/01/12	175	170,790

Verano CDD FL
Series B
5.00%, 11/01/13	1,750	1,244,093

		105,836,616

Georgia - 0.4%
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series A
5.00%, 3/15/17	6,975	7,284,760

Guam - 0.2%
Guam Wtrworks Auth
5.00%, 7/01/11	2,160	2,198,707
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	2,484	2,484,262

		4,682,969

Illinois - 0.3%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	1,695	1,200,077
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (c)	1,307	798,224
Cortland IL SSA #10
5.125%, 3/01/14	2,931	2,711,820
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	762	713,179

		5,423,300

Indiana - 0.7%
Indiana Bond Bank Gas (JP Morgan Chase)
5.25%, 10/15/18-10/15/21	10,745	11,353,479
South Bend IN Econ Dev (One Michiana Square Proj)
1.00%, 10/01/09 (e)	3,110	1,555,000

		12,908,479

Louisiana - 0.2%
Isabella Lakes CDD LA
6.00%, 8/01/22	1,515	1,019,065
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14	1,155	1,093,854
Whispering Springs CDD LA
5.20%, 10/01/21	1,500	1,035,990

		3,148,909

Nevada - 0.7%
Clark Cnty NV Arpt
AGM Series C 2009
5.00%, 7/01/23	7,400	7,777,030
Clark Cnty NV SD GO
Series B
5.00%, 6/15/17	3,620	4,073,007

Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.625%, 3/01/12 (c)	535	321,037
Las Vegas NV SID #607 (Las Vegas NV SID #607 Providence)
5.35%, 6/01/12	1,360	1,356,763

		13,527,837

New Jersey - 0.4%
Tobacco Settlement Auth NJ
5.75%, 6/01/32 (Prerefunded/ETM)	7,125	7,705,046

North Carolina - 0.3%
North Carolina Eastern Mun Pwr Agy
5.00%, 1/01/15	1,475	1,616,777
5.375%, 1/01/17	2,285	2,389,470
North Carolina Mun Pwr Agy #1
Series A
5.25%, 1/01/17	2,290	2,608,997

		6,615,244

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	1,395	1,285,437
Ohio Air Quality Dev Auth (Cleveland Electric Illum)
7.25%, 11/01/32	4,830	5,328,649

		6,614,086

Pennsylvania - 1.4%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	9,845	9,193,261
Philadelphia PA Parking Auth
5.00%, 9/01/16-9/01/21	14,925	15,723,854
5.25%, 9/01/23	2,075	2,179,870

		27,096,985

Puerto Rico - 6.3%
Puerto Rico Elec Pwr Auth
5.25%, 7/01/13-7/01/15	12,425	13,691,469
5.50%, 7/01/16-7/01/19	13,000	14,413,989
Series 2010ZZ
5.25%, 7/01/22	7,900	8,398,490
NPFGC
5.50%, 7/01/16	3,695	4,131,158
Puerto Rico GO
5.00%, 7/01/13	4,980	5,300,563
5.25%, 7/01/14	1,305	1,407,912
Puerto Rico Govt Dev Bank
5.00%, 12/01/11-12/01/14	12,470	13,143,723
Series B
5.00%, 12/01/13	4,410	4,687,301
NPFGC Series 2009
4.75%, 12/01/15	7,460	7,731,022

Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
3.434%, 7/01/28 (d)	1,090	698,777
Puerto Rico Pub Bldgs Auth
5.25%, 7/01/11 (Prerefunded/ETM)	5	5,235
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.00%, 7/01/28	1,000	1,041,030
5.75%, 7/01/15	4,245	4,686,692
Series C
5.25%, 7/01/11	1,780	1,843,315
Puerto Rico Pub Fin Corp. (Puerto Rico Lease)
Series A
5.75%, 8/01/27	1,405	1,458,067
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/22	23,245	25,485,585
Series 2009A
5.00%, 8/01/39 (Prerefunded/ETM)	11,300	11,864,096
Univ of Puerto Rico
5.00%, 6/01/13	1,015	1,078,559

		121,066,983

South Carolina - 0.0%
Lancaster Cnty SC Edenmore ID
Series B
5.375%, 12/01/16 (c)	1,159	405,650

Tennessee - 0.9%
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	17,375	17,344,767

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15	1,537	1,546,606
Celebrate Virginia North CDA VA
Series B
6.25%, 3/01/18 (c)	1,448	1,225,935

		2,772,541

Total Long-Term Municipal Bonds (cost $1,742,156,643)		1,803,298,343

Short-Term Municipal Notes - 0.0%
New York - 0.0%
New York NY Trst for Cult Res (Lincoln Center Performing Arts) 0.14%, 12/01/35 (d)(h) (cost $500,000)	500	500,000

Total Municipal Obligations (cost $1,742,656,643)		1,803,798,343

AGENCIES - 5.4%
Other - 5.4%
Federal Home Loan Banks
1.50%, 1/16/13	72,000	72,911,160
1.75%, 8/22/12	30,945	31,548,922

Total Agencies (cost $103,012,301)		104,460,082

SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.01%, 7/01/10 (cost $9,447,000)	9,447	9,447,000

Total Investments - 99.1% (cost $1,855,115,944) (i)		1,917,705,425

Other assets less liabilities - 0.9%		17,821,764

Net Assets - 100.0%		$1,935,527,189

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2010.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2010 and the aggregate market value of this security amounted to $13,872,489 or 0.72% of net assets.
(c)	Illiquid security.
(d)	Variable rate coupon, rate shown as of June 30, 2010.
(e)	Security is in default and is non-income producing.
(f)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(g)	When-Issued or delayed delivery security.
(h)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,035,880 and gross unrealized depreciation of investments was $(24,446,399), resulting in net unrealized appreciation of $62,589,481.

As of June 30, 2010, the Portfolio held 26.1% of net assets in insured bonds (of this amount 5.5% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation

NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$1,803,298,343	$—	$1,803,298,343
Short-Term Municipal Notes	—	500,000	—	500,000
Agencies	—	104,460,082	—	104,460,082
Short-Term Investments	—	9,447,000	—	9,447,000

Total Investments in Securities	—	1,917,705,425	—	1,917,705,425
Other Financial Instruments*	—	—	—	—

Total	$—	$1,917,705,425	$—	$1,917,705,425

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.3%
Long-Term Municipal Bonds - 94.3%
Alabama - 2.3%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/16-5/01/17	$86,830	$99,328,846
Jefferson Cnty AL Lt Sch Wts
Series A
5.25%, 1/01/11	1,700	1,664,980
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	7,725	8,361,231
FGIC Series 02B
5.00%, 2/01/41 (Prerefunded/ETM)	12,105	13,180,408
FGIC Series D
5.00%, 2/01/42 (Prerefunded/ETM)	5,900	6,424,156

		128,959,621

Arizona - 1.3%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.25%, 2/01/42 (a)	18,025	15,869,030
Arizona School Fac Brd COP
NPFGC-RE Series A-1
5.00%, 9/01/15	1,765	1,971,593
Arizona Tourism & Sports Auth (Arizona Tourism/Sports Spl Tax)
5.00%, 7/01/15-7/01/16	3,815	3,871,448
Arizona Trans Brd Fed Hwy Grant
Series 2009A
5.00%, 7/01/15	16,810	19,226,101
Arizona Trnsp Brd Highway
5.00%, 7/01/15	8,480	9,829,931
Maricopa Cnty AZ IDA MFHR (Steeplechase Apts)
Series B
6.25%, 12/01/20	1,605	1,618,578
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
AMBAC
5.00%, 7/01/10-7/01/14	7,835	8,451,850
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC
5.00%, 7/01/14	5,000	5,658,100
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	2,550	2,433,287
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	1,245	1,208,497
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,445,830
Vistancia CFD AZ GO
5.55%, 7/15/10	500	500,305

Watson Road CFD AZ
4.85%, 7/01/10	1,207	1,207,000

		73,291,550

California - 8.0%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17-5/01/19	200,660	227,595,147
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009 A
5.00%, 7/01/19	16,765	18,758,023
Series A
5.00%, 7/01/20	5,675	6,271,159
5.25%, 1/01/11-7/01/12	14,430	15,580,208
California GO
5.00%, 2/01/11-5/01/17	34,780	38,125,558
6.00%, 2/01/11	15,760	16,242,098
Series 2008
5.00%, 4/01/18	5,000	5,493,500
Series 2009
5.25%, 10/01/20	5,085	5,583,839
California Statewide CDA (California GO)
Series 2009
5.00%, 6/15/13	60,130	65,275,925
Fremont CA USD GO
Series B
5.00%, 8/01/27	1,000	1,044,510
Fresno CA USD GO
NPFGC Series A
6.00%, 2/01/20	3,255	3,671,087
Golden St Tobacco Sec CA
FGIC
5.50%, 6/01/33 (Prerefunded/ETM)	5,000	5,628,300
Sacramento CA Fin Auth (Sacramento CA Lease)
Series B
5.40%, 11/01/20	1,000	1,069,340
Sacramento CA Mun Util Dist
NPFGC Series G
6.50%, 9/01/13	1,035	1,113,608
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009 E
5.25%, 5/01/22-5/01/23	10,295	11,258,956
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	3,700	4,212,635
Vernon CA Elec Sys
Series A
5.25%, 8/01/14	12,110	13,445,249

		440,369,142

Colorado - 2.0%
Baptist Rd Rural Trnsp Auth Co. (Baptist Road Co. Sales & Use)
4.80%, 12/01/17	310	252,191
Colorado DOT
NPFGC Series B
5.50%, 6/15/13-6/15/14	8,300	9,542,741

NPFGC-RE Series B
5.00%, 12/15/13	9,200	10,385,144
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010 A
5.00%, 11/15/21-11/15/23	19,630	21,405,014
Series A-1
5.00%, 11/15/11-11/15/12	37,960	40,243,852
5.25%, 11/15/13	11,305	12,357,383
Mun Subdist No Co. Wtr Dist (U.S. Government Securities)
AMBAC Series J
5.00%, 12/01/13	7,295	8,031,576
PV Wtr & San Met Dist Co.
Series 06
Zero Coupon, 12/15/17 (b)	13,168	7,270,053
Todd Creek Farms Met Dist #1 Co.
4.75%, 12/01/09 (c)	2,185	993,410

		110,481,364

Connecticut - 0.3%
Connecticut Res Rec Auth (Mid-Connecticut Sys Proj)
NPFGC Series A
5.375%, 11/15/10	925	926,739
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
Series B
5.375%, 10/01/10-10/01/13	11,180	11,520,409
Univ of Connecticut Student Fee
NPFGC-RE Series A
5.25%, 11/15/17	3,065	3,316,575

		15,763,723

Delaware - 0.1%
Delaware Trnsp Auth
NPFGC
5.00%, 7/01/11	3,680	3,847,182

District of Columbia - 0.7%
District of Columbia GO
AGM Series C
5.00%, 6/01/14	5,790	6,623,992
District of Columbia HFA SFMR (District of Columbia HFA)
Series A
6.25%, 12/01/28	450	450,301
District of Columbia Wtr & Swr Auth (Dist of Columbia Wtr & Swr)
6.00%, 10/01/16	1,635	1,984,514
Metro Washington Arpt Auth VA
Series 2008A
5.50%, 10/01/14	4,140	4,657,417
Series A
5.50%, 10/01/12-10/01/18	16,370	18,079,098

NPFGC Series 2005 A
5.25%, 10/01/15	5,000	5,589,950

		37,385,272

Florida - 8.9%
Beacon Tradeport CDD FL
Series B
7.125%, 5/01/22	2,410	2,500,351
Bonnet Creek Resort CDD FL
7.125%, 5/01/12	760	736,060
Brevard Cnty FL Sch Brd
AMBAC
5.00%, 7/01/26 (Prerefunded/ETM)	5,000	5,442,000
Broward Cnty FL Arpt Sys
NPFGC Series E
5.25%, 10/01/10	2,065	2,080,178
Broward Cnty FL Sch Brd COP
NPFGC-RE Series A
5.00%, 7/01/13-7/01/14	7,190	7,859,840
Chapel Creek FL CDD
Series B
5.25%, 5/01/15 (b)(c)	3,660	1,317,600
Citizens Ppty Ins Corp. FL
Series A-1
5.00%, 6/01/11	46,820	48,056,984
NPFGC Series A
5.00%, 3/01/14-3/01/16	103,100	106,967,386
Collier Cnty FL Sch Brd COP
AGM
5.00%, 2/15/16	5,000	5,477,350
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	8,060	8,646,284
Dupree Lakes CDD FL
5.00%, 11/01/10	190	161,681
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15	1,455	980,103
Fishhawk CDD #2 FL
Series B
5.00%, 5/01/12	1,640	1,431,458
Florida Brd of Ed GO
9.125%, 6/01/14 (Prerefunded/ETM)	150	188,560
Florida Brd of Ed GO
(Florida GO)
9.125%, 6/01/14	590	674,506
Series A
5.00%, 6/01/12-1/01/16	44,370	49,461,834
Series B
5.00%, 1/01/12-1/01/16	18,220	19,841,019
Series D
5.00%, 6/01/12	4,610	4,984,931
NPFGC-RE Series G
5.25%, 6/01/11	2,125	2,217,565
Florida Brd of Ed Lottery
NPFGC Series 2002C
5.00%, 1/01/17	3,740	4,007,597
NPFGC Series C
5.25%, 1/01/11	4,660	4,767,553

Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
AMBAC
5.00%, 7/01/15	4,825	5,506,193
AMBAC Series A
5.00%, 7/01/13-7/01/14	12,095	13,582,594
NPFGC Series B
5.00%, 7/01/15	6,095	6,955,492
NPFGC-RE Series A
5.00%, 7/01/18	3,500	3,763,830
Florida GO
Series 2009 B
5.00%, 7/01/17	3,245	3,739,570
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/13	20,000	21,323,000
Series A
5.00%, 7/01/11	32,320	33,468,330
Florida Turnpike Auth (Florida Turnpike)
AGM Series A
5.00%, 7/01/12	6,375	6,919,999
NPFGC-RE Series A
5.00%, 7/01/11	1,020	1,064,166
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	60	59,675
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (b)	3,545	1,741,269
Jacksonville FL Elec Auth
Series 2009 G
5.00%, 10/01/19	2,695	2,984,632
Series 2009B
5.00%, 10/01/15	5,780	6,355,052
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10	885	786,331
5.00%, 11/01/11 (b)(c)	6,810	2,383,500
Lakewood Ranch Stwdshp Dist FL
Series B
5.00%, 5/01/13	500	424,790
Landmark at Doral CDD FL
Series B
5.20%, 5/01/15 (b)(c)	4,535	1,451,200
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	3,225	3,151,857
Main Str CDD FL
Series B
6.90%, 5/01/17	10,000	9,398,400
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	6,990	7,134,134
Miami-Dade Cnty FL SD GO
NPFGC
5.00%, 2/15/13	3,325	3,600,177

NPFGC Series 1996
4.75%, 7/15/10	11,215	11,225,206
NPFGC Series 1997
5.00%, 2/15/15	2,455	2,689,133
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	3,915	3,748,143
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	1,685	1,639,741
Orange Cnty FL Sales Tax
NPFGC-RE Series A
5.00%, 1/01/13	5,520	5,993,947
Overoaks CDD FL
Series 4B
5.125%, 5/01/09 (c)	2,365	1,348,074
Parkway Center CDD FL
Series B
5.625%, 5/01/14	3,965	2,927,478
Paseo CDD FL
5.00%, 2/01/11 (b)(c)	2,015	403,000
Series B
4.875%, 5/01/10 (c)	4,180	836,000
Quarry CDD FL (The)
5.25%, 5/01/16	750	624,022
Riverwood Estates CDD FL
Series B
5.00%, 5/01/13 (b)(c)	1,960	392,000
Sarasota Cnty FL Util Sys
NPFGC-RE Series C
5.25%, 10/01/21	2,000	2,120,600
Shingle Creek FL CDD
5.75%, 5/01/15 (b)(c)	3,865	1,855,200
South Bay CDD FL
Series 05B-2
5.375%, 5/01/13 (b)(c)	2,900	986,000
Series B-1
5.125%, 11/01/09 (c)	1,070	325,644
Stoneybrook CDD FL
Series B
5.45%, 11/01/15 (b)	7,075	2,971,500
Sunrise FL Util Sys
AMBAC
5.50%, 10/01/13	2,445	2,664,390
Sweetwater Creek CDD FL
Series B-1
5.30%, 5/01/17 (b)	990	445,500
Series B-2
5.125%, 5/01/13 (b)	2,935	1,320,750
Tampa FL Occuptl License Tax
NPFGC-RE Series A
5.375%, 10/01/17-10/01/18	8,110	8,561,545
Tampa FL Wtr & Swr Sys
Series A
5.25%, 10/01/18	1,160	1,217,374

Tampa Hillsboro Cnty FL Expwy Auth
AMBAC
5.00%, 7/01/12	8,575	9,130,488
Tern Bay CDD FL
Series B
5.00%, 5/01/15 (b)(c)	2,570	822,400
Venetian CDD FL
Series B
5.95%, 5/01/12	225	219,586
Verano CDD FL
Series B
5.00%, 11/01/12-11/01/13	4,745	3,350,827
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15	1,370	1,138,552
Waterford Estates CDD FL
5.125%, 5/01/13 (b)(c)	2,000	680,180
Waterset North CDD FL
Series B
6.55%, 11/01/15	7,015	4,233,903
Westchester CDD FL
6.00%, 5/01/23	4,090	3,496,255

		490,962,469

Georgia - 2.2%
Gainesville GA Redev Auth (Gainesville GA GO)
Series 2009B
5.00%, 11/15/13	1,550	1,727,537
Georgia Mun Elec Auth
Series 2010 B
5.00%, 1/01/16-1/01/20	43,500	48,722,625
AGM Series A
5.25%, 1/01/14	4,230	4,683,160
NPFGC Series A
5.25%, 1/01/14-11/01/21	6,625	7,179,675
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series 2006A
5.00%, 3/15/18	1,960	2,039,811
Series A
5.00%, 3/15/11-3/15/17	34,240	35,295,488
Main Street Nat Gas, Inc. (Merrill Lynch & Co., Inc.)
Series B
5.00%, 3/15/12-3/15/13	8,905	9,222,774
Metro Atlanta Rapid TRAN Auth GA
NPFGC-RE Series A
5.00%, 7/01/12-7/01/13	11,630	12,859,408

		121,730,478

Guam - 0.2%
Guam GO
Series 2009A
5.75%, 11/15/14	4,000	4,213,760
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	5,600	5,599,504
Guam Wtrworks Auth COP (Guam Govt Wtrwks)
5.00%, 7/01/10	2,055	2,055,000

Series 05
5.00%, 7/01/13	1,345	1,402,499

		13,270,763

Hawaii - 1.4%
Hawaii GO
AGM
5.50%, 2/01/21	1,470	1,567,255
AGM Series CX
5.50%, 2/01/17	4,055	4,333,781
5.50%, 2/01/21 (Prerefunded/ETM)	1,070	1,154,412
AMBAC
5.00%, 7/01/15	17,320	19,951,774
AMBAC Series DG
5.00%, 7/01/14	37,695	42,922,543
Honolulu HI Wstwtr Sys
Series 2009 A
5.00%, 7/01/21-7/01/22	6,900	7,677,664

		77,607,429

Illinois - 4.6%
Bolingbrook IL Sales Tax
5.75%, 1/01/15 (d)	3,390	2,400,154
Chicago IL Brd of Ed COP (Chicago IL Brd of Ed GO)
NPFGC Series A
6.25%, 1/01/11	1,880	1,932,696
Chicago IL GO
AGM Series A
5.00%, 1/01/12	5,760	6,116,659
Chicago IL Park Dist Hbr
5.875%, 1/01/13 (Prerefunded/ETM)	1,780	1,827,811
5.875%, 1/01/14 (Prerefunded/ETM)	1,920	1,971,571
5.875%, 1/01/15 (Prerefunded/ETM)	2,035	2,089,660
Chicago IL Pub Bldg Comm
AMBAC
5.25%, 3/01/21 (Prerefunded/ETM)	4,000	4,465,120
Chicago IL Pub Bldg Comm (Chicago IL Park Dist GO)
NPFGC-RE Series A
5.375%, 1/01/13	2,510	2,529,904
Chicago IL Sales Tax
AGM
5.00%, 1/01/16	5,000	5,565,200
Chicago IL Tax Increment (Kingsbury Redev Proj)
Series A
6.57%, 2/15/13	1,350	1,347,017
Chicago IL Trnsp Auth Fed GAN (Chicago Federal Highway Grant)
AMBAC Series 2004
5.25%, 6/01/13	2,520	2,731,982
Chicago IL Wstwtr
NPFGC Series B
5.25%, 1/01/15	4,225	4,690,511
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (b)	5,078	3,101,287

Du Page Cnty IL GO
5.60%, 1/01/21	8,655	10,151,536
Illinois Civic Ctr Spl Tax
AMBAC
6.25%, 12/15/20	3,135	3,598,635
Illinois Dev Fin Auth (Adventist Health Sys/Sunbelt)
NPFGC Series B
3.795%, 1/01/19 (e)	5,730	5,060,450
Illinois Dev Fin Auth (Illinois SRF)
Series 2002
5.25%, 3/01/12	5,825	6,271,778
Illinois GO
5.00%, 1/01/13-9/01/14	7,060	7,711,714
Series 2006 A
5.00%, 6/01/15	4,875	5,341,928
Series 2010
5.00%, 1/01/17-1/01/19	70,955	76,963,201
AGM Series A
5.25%, 10/01/13	7,785	8,522,473
AMBAC
5.00%, 4/01/11-11/01/14	8,765	9,475,122
AMBAC Series B
5.00%, 3/01/13-3/01/14	16,355	17,685,554
NPFGC
5.25%, 4/01/11-10/01/21	8,275	8,559,261
5.375%, 7/01/10	8,985	8,985,000
5.75%, 12/01/13 (Prerefunded/ETM)	2,390	2,442,078
NPFGC Series B
5.00%, 3/01/15	5,000	5,368,450
Illinois Sales Tax
Series Q
6.00%, 6/15/12	2,335	2,470,990
Matteson IL GO
Zero Coupon, 12/01/29 (f)	19,775	13,674,412
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	1,282	1,199,862
Regional Trnsp Auth IL Sales Tax
NPFGC Series A
5.00%, 7/01/16	5,285	5,927,867
NPFGC-RE Series B
5.50%, 6/01/17	1,025	1,183,670
NPFGC-RE Series C
7.75%, 6/01/20	1,005	1,291,345
Univ of Illinois COP
AMBAC Series A
5.50%, 8/15/18 (Prerefunded/ETM)	2,375	2,509,069
Will & Kendall Cnty CSD #202 IL GO
NPFGC-RE
5.00%, 1/01/14-1/01/16	8,705	9,373,485

		254,537,452

Indiana - 0.4%
Allen Cnty IN Juv Justice Ctr (Allen Cnty IN Lease Just Ctr)
AMBAC
5.50%, 1/01/18	1,575	1,615,792
Indianapolis IN Gas Util
Series A
5.00%, 8/15/30	7,670	8,321,260
Indianapolis IN Loc Bond Bank
Series B
6.00%, 1/10/13	3,385	3,612,235
Jasper Cnty IN PCR (No. Indiana Pub Serv Company)
NPFGC
5.60%, 11/01/16	6,285	6,859,575

		20,408,862

Kansas - 0.5%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	26,125	13,976,875
Series B
4.75%, 12/01/16	1,000	1,009,620
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
AMBAC Series 2004
5.65%, 9/01/13-9/01/14	11,960	13,410,581

		28,397,076

Kentucky - 0.3%
Kentucky Asset Liability Comm (Kentucky Federal Highway Grant)
NPFGC
5.00%, 9/01/16	5,000	5,717,800
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
NPFGC-RE
5.00%, 3/01/13-3/01/14	7,970	8,783,417

		14,501,217

Louisiana - 2.4%
Coves of The Highland CDD LA
5.60%, 11/01/21 (b)(c)	4,025	201,250
De Soto Parish LA PCR (International Paper Company)
Series A-2
5.00%, 10/01/12	4,700	4,931,804
E. Morial New Orleans Exhib Hall LA
AMBAC Series A
5.25%, 7/15/20 (Prerefunded/ETM)	3,450	3,886,908
Jefferson LA Sales Tax Dist
Series 2009B
5.00%, 12/01/20	3,415	3,845,631
Lakeshore Vlgs Master CDD LA
5.25%, 7/01/17 (b)	9,814	5,984,479

Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	21,790	21,103,833
Louisiana Citizens Ppty Ins Corp.
AMBAC Series B
5.25%, 6/01/14	1,770	1,898,714
Louisiana GO
AGM
5.00%, 5/01/16	15,305	17,597,230
AGM Series C
5.00%, 5/01/13-5/01/15	22,765	25,451,670
AMBAC Series A
5.00%, 10/15/12	11,965	13,078,463
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group)
Series 02
6.65%, 1/01/25	505	506,707
Louisiana St Office Facs Corp. (Louisiana Lease St off Bldg)
5.00%, 3/01/13-3/01/18	13,405	14,562,685
Morehouse Parish LA PCR (International Paper Company)
Series A
5.25%, 11/15/13	7,340	7,836,918
New Orleans LA GO
NPFGC
5.25%, 12/01/20	5,845	6,061,440
Orange Grove CDD LA
5.30%, 11/01/21	1,745	1,263,415
Terrebonne Parish LA Wtrwks
AMBAC Series A
5.25%, 11/01/23	2,000	2,094,420

		130,305,567

Massachusetts - 2.3%
Massachusetts Bay Trnsp Auth
Series A
5.25%, 7/01/20 (Prerefunded/ETM)	3,600	3,917,268
Massachusetts Bay Trnsp Auth (Massachusetts GO)
Series A
5.50%, 3/01/12	1,810	1,881,187
Massachusetts GO
Series A
5.50%, 1/01/11	1,305	1,337,873
Series B
5.00%, 8/01/12	17,750	19,319,100
Series C
5.00%, 5/01/12	8,175	8,810,852
5.75%, 10/01/14 (Prerefunded/ETM)	3,325	3,367,061
NPFGC Series 2004
5.50%, 12/01/19	7,720	9,304,839
NPFGC Series D
5.375%, 8/01/22 (Prerefunded/ETM)	2,495	2,730,428
5.375%, 8/01/22 (Prerefunded/ETM)	110	120,380
5.50%, 11/01/12	20,050	22,240,462
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series E2
5.00%, 7/01/12-7/01/17	21,980	23,536,256

Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series N
6.25%, 4/01/20	2,820	3,605,144
Massachusetts Wtr Poll Abatmnt
Series B
5.25%, 8/01/14 (Prerefunded/ETM)	995	1,119,206
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
Series A
5.125%, 2/01/16	3,460	3,469,377
Series B
5.25%, 8/01/14	60	67,026
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
AMBAC
5.00%, 11/01/18	18,690	20,389,669

		125,216,128

Michigan - 1.9%
Detroit MI Swr Disp
NPFGC Series B
6.00%, 7/01/10	2,510	2,510,000
Detroit MI Wtr Supply Sys
FGIC Series A
5.25%, 7/01/33 (Prerefunded/ETM)	5,155	5,385,635
Grand Rapids MI Wtr Supply Sys
NPFGC-RE
5.75%, 1/01/12	2,100	2,152,836
Lansing MI Cmnty Clg GO
FGIC
5.50%, 5/01/16 (Prerefunded/ETM)	3,515	3,832,897
Michigan Bldg Auth (Michigan Lease Fac Prog)
Series 2009 I
5.00%, 10/15/12-10/15/15	25,160	27,380,742
NPFGC Series 2004
5.375%, 10/01/13	1,805	1,970,573
Michigan COP
NPFGC
5.375%, 9/01/19 (Prerefunded/ETM)	4,775	5,037,052
Michigan Mun Bond Auth (Michigan Mun Bond Sch Ln Prog)
Series A
5.25%, 12/01/10	5,215	5,317,527
Michigan Pub Pwr Agy (Belle River Proj)
NPFGC
5.25%, 1/01/14	3,380	3,749,333
Michigan Trunk Line Spl Tax
Series 2009
5.00%, 11/01/19-11/01/23	11,510	12,848,813
AGM Series 05B
5.00%, 9/01/11	5,130	5,373,059
AGM Series A
5.50%, 11/01/18 (Prerefunded/ETM)	1,110	1,182,894
AGM Series B
5.00%, 9/01/13	2,055	2,272,953

NPFGC-RE
5.00%, 11/01/12	4,130	4,483,900
5.25%, 11/01/13	5,000	5,597,950
Wayne State Univ MI
Series 2009 A
5.00%, 11/15/21-11/15/23	14,100	15,494,352

		104,590,516

Minnesota - 0.3%
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
Series B
5.00%, 1/01/14	2,175	2,341,866
Minnesota Mun Pwr Agy Elec
4.50%, 10/01/12	2,395	2,542,556
Southern MN Muni Pwr Agy
AMBAC Series A
5.25%, 1/01/16	6,820	7,738,449
St. Paul MN Hsg & Redev Auth (Healtheast)
5.15%, 11/15/20	2,770	2,656,014
5.75%, 11/15/21	1,750	1,751,453

		17,030,338

Missouri - 0.2%
Jackson Cnty MO Pub Bldg Corp.
5.00%, 12/01/25	1,955	2,046,787
Kansas City MO Mun Assist Corp.
NPFGC-RE
5.00%, 4/15/13	7,215	7,888,376

		9,935,163

Nebraska - 0.2%
Nebraska Pub Pwr Dist
NPFGC Series B
5.00%, 1/01/11	10,355	10,568,624

Nevada - 4.2%
Clark Cnty NV Airport PFC (Mccarran Airport)
Series 2008
5.00%, 7/01/12	2,745	2,933,417
5.25%, 7/01/17	16,695	18,470,012
Series A
5.00%, 7/01/13-7/01/14	8,225	8,956,272
Clark Cnty NV Arpt (Mccarran Airport)
AGM Series 2009 C
5.00%, 7/01/24	9,060	9,446,137
Clark Cnty NV GO
AGM Series A
5.00%, 6/01/12	8,695	9,316,345
AGM Series B
5.00%, 6/01/12-6/01/13	12,325	13,358,682
AMBAC
5.00%, 11/01/15-11/01/16	17,095	19,420,215
AMBAC Series A
6.50%, 6/01/17	1,760	2,125,587

Clark Cnty NV Motor Vehicle Fuel Tax
AMBAC
5.00%, 7/01/14-7/01/16	26,370	29,463,381
Clark Cnty NV SD GO
Series 2008 A
5.00%, 6/15/21	5,000	5,400,750
AGM
5.50%, 6/15/12	13,425	14,529,475
AGM Series C
5.00%, 6/15/19	22,380	24,706,177
5.25%, 6/15/13	8,800	9,740,720
NPFGC Series C
5.00%, 6/15/13	5,595	6,151,311
NPFGC Series D
5.25%, 6/15/12	5,000	5,389,450
NPFGC-RE Series A
5.00%, 6/15/17	27,880	30,798,757
5.25%, 6/15/14	5,505	6,204,355
Clark Cnty NV SID #142 (Clark Cnty NV SID #142 Mtns Edg)
5.00%, 8/01/10	3,300	3,299,538
5.30%, 8/01/11	1,520	1,522,432
Clark Cnty NV SID #151 (Clark Cnty NV SID #151 Summerlin)
4.40%, 8/01/12	190	178,444
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13(b)	970	492,033
Las Vegas NV SID #607 (Las Vegas NV SID #607 Provdnce)
5.15%, 6/01/11	1,985	1,989,585
Nevada GO
Series 2008C
5.00%, 6/01/15	4,555	5,162,728
Series 2009 B
5.00%, 5/01/14	1,790	2,004,693

		231,060,496

New Hampshire - 0.1%
New Hampshire Hlth & Ed Fac Auth (Univ of New Hampshire)
AMBAC
5.375%, 7/01/20	7,090	7,610,264

New Jersey - 6.7%
Garden St Presv Trust NJ
Series 05A
5.80%, 11/01/17	2,325	2,733,991
New Jersey COP (New Jersey COP Equip Purchase)
Series A
5.00%, 6/15/13-6/15/14	7,365	8,141,267
New Jersey EDA (New Jersey Cigarette Tax)
FGIC Series 4
5.00%, 6/15/11	4,690	4,766,306
New Jersey EDA (New Jersey Lease Sch Fac)
Series W
5.00%, 3/01/15	2,325	2,569,055

NPFGC Series G
5.00%, 9/01/13-9/01/15	24,150	26,343,660
New Jersey EDA (New Jersey Market Transition)
NPFGC Series 1A
5.00%, 7/01/11	11,795	12,243,682
New Jersey EDA (New Jersey Trnst Pj Lease)
5.00%, 5/01/15-5/01/16	55,310	61,040,427
New Jersey GO
5.00%, 6/01/16	4,570	5,250,062
NPFGC
5.50%, 8/01/11	3,530	3,719,173
NPFGC-RE
5.25%, 7/01/16	3,515	4,078,982
New Jersey Trnsp Trust Fund (New Jersey Trnsp Trust Fund)
AGM Series C
5.75%, 12/15/12	5,000	5,545,750
AMBAC Series A
5.50%, 12/15/13	7,415	8,305,393
NPFGC Series A
5.25%, 12/15/11-12/15/13	36,640	40,223,864
NPFGC Series B
5.25%, 12/15/13-12/15/14	20,985	23,513,914
NPFGC-RE Series A
5.00%, 6/15/13-6/15/14	11,520	12,654,378
NPFGC-RE Series B
5.25%, 12/15/13	5,000	5,558,950
New Jersey Turnpike Auth (New Jersey Turnpike)
NPFGC Series A
6.00%, 1/01/11	14,175	14,551,630
Tobacco Settlement Auth NJ
6.25%, 6/01/43 (Prerefunded/ETM)	22,020	25,394,565
6.75%, 6/01/39 (Prerefunded/ETM)	84,940	99,170,847

		365,805,896

New York - 8.8%
New York NY GO
5.25%, 8/01/16	17,165	19,818,022
Series 04G
5.00%, 8/01/12	21,110	22,866,774
Series 2009 C
5.00%, 8/01/17-8/01/22	18,190	20,410,400
Series 4B
5.00%, 8/01/10	14,270	14,316,092
Series B
5.00%, 9/01/15	10,000	11,430,000
Series C
5.00%, 1/01/15-1/01/16	15,370	17,440,190
5.50%, 8/01/14	4,780	5,267,751
Series D
5.00%, 2/01/15-2/01/16	10,290	11,673,479
Series E
5.00%, 8/01/14-8/01/16	36,490	41,311,770

Series G
5.00%, 8/01/11	7,360	7,697,382
Series H
5.00%, 8/01/11	3,450	3,608,148
Series I
5.00%, 8/01/10	4,520	4,534,600
5.875%, 3/15/13	100	100,334
Series J
5.00%, 3/01/17	2,355	2,613,108
Series J-1
5.00%, 8/01/13	10,920	12,149,264
Series N
5.00%, 8/01/12	2,050	2,220,601
New York NY Trnsl Fin Auth
5.00%, 8/01/11	2,895	3,041,140
5.25%, 2/01/20 (Prerefunded/ETM)	385	429,949
5.25%, 2/01/20	1,975	2,122,078
Series 2003 B
5.00%, 8/01/11 (Prerefunded/ETM)	2,005	2,106,212
Series 2003E
5.25%, 2/01/21 (Prerefunded/ETM)	2,710	3,026,393
Series B
5.25%, 2/01/29 (d)	14,115	14,448,961
NPFGC Series 2003E
5.25%, 2/01/21	50	53,556
NPFGC Series E
5.25%, 2/01/22	4,685	5,021,758
New York St Dormitory Auth (New York St Lease CUNY)
Series 2008B
5.00%, 7/01/15-7/01/16	33,770	37,940,463
Series A
5.75%, 7/01/13	985	1,043,154
New York St Dormitory Auth (New York St Lease Mental Hlth)
NPFGC Series 1998D
5.25%, 2/15/13	115	115,229
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/19-7/01/24	25,050	27,391,492
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 G
5.00%, 3/15/19-3/15/21	13,865	15,872,306
New York St Dormitory Auth (New York Univ)
NPFGC Series A
6.00%, 7/01/18	2,865	3,469,085
New York St Dormitory Auth (Orange Regl Med Ctr)
6.00%, 12/01/13-12/01/16	14,030	14,728,597
Series 2008
5.50%, 12/01/11	3,000	3,064,380
New York St HFA MFHR (New York St HFA)
Series B
4.05%, 11/01/10	830	833,843
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/18 (Prerefunded/ETM)	3,650	4,201,552

NPFGC Series A
5.00%, 4/01/21 (Prerefunded/ETM)	4,700	5,198,012
New York St Thruway Auth (New York St Lease Thruway Svc Contract)
5.00%, 4/01/17	37,425	42,618,467
Series 2009
5.00%, 4/01/18	10,000	11,371,200
New York St Thruway Auth (New York St Pers Income Tax)
AGM Series 2005A
5.00%, 3/15/18	4,210	4,647,545
New York St Thruway Auth (New York St Thruway Auth Hwy & Brdg)
NPFGC Series C
5.25%, 4/01/11	6,115	6,332,266
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	50,925	58,021,436
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2008
5.00%, 6/01/12	5,935	6,387,128
Series B-1C
5.50%, 6/01/14	15,005	15,049,415

		485,993,532

North Carolina - 3.4%
North Carolina Eastern Mun Pwr Agy
Series 2009 B
5.00%, 1/01/17	1,020	1,110,556
Series A
5.00%, 1/01/14-1/01/15	9,410	10,343,639
5.50%, 1/01/11	4,070	4,162,186
6.00%, 1/01/26 (Prerefunded/ETM)	1,720	2,210,475
Series C
5.25%, 1/01/11	2,765	2,821,987
North Carolina Infra Fin Corp. COP
Series A
5.00%, 2/01/13-2/01/15	26,725	29,794,080
North Carolina Mun Pwr Agy #1
5.25%, 1/01/14	15,545	17,332,520
5.50%, 1/01/12-1/01/13	14,475	15,647,514
Series 2003A
5.50%, 1/01/12	3,470	3,706,723
Series A
5.25%, 1/01/15-1/01/17	64,050	72,416,002
Series C
5.25%, 1/01/14-1/01/17	18,155	20,406,527
AMBAC Series A
5.25%, 1/01/15	5,450	5,888,507

		185,840,716

Ohio - 0.9%
Cincinnati OH Wtr
Series A
5.00%, 12/01/15	5,780	6,692,604
Cleveland OH Arpt Sys
AMBAC Series 2006 A
5.00%, 1/01/23	3,145	3,221,927

5.25%, 1/01/20	2,315	2,486,680
Cleveland OH Wtrworks (Cleveland OH Wtr)
NPFGC-RE Series K
5.25%, 1/01/13	5,000	5,338,050
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	4,130	3,805,630
Hamilton Cnty OH Sales Tax
AMBAC Series B
5.75%, 12/01/12-12/01/13	1,310	1,334,371
5.75%, 12/01/13 (Prerefunded/ETM)	2,390	2,442,078
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
5.00%, 4/01/12	5,000	5,351,400
Ohio Bldg Auth (Ohio Lease Workers Comp Fac)
NPFGC-RE Series A
5.00%, 4/01/12	7,265	7,755,969
Ohio GO
Series A
5.00%, 6/15/14	2,195	2,493,366
Series B
5.00%, 9/15/11	1,785	1,879,427
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	6,980	7,700,615

		50,502,117

Oklahoma - 0.8%
Mcgee Creek Auth OK Wtr
NPFGC
6.00%, 1/01/23	3,980	4,326,220
Tulsa Cnty OK IDA (Tulsa Cnty OK IDA Cap Impt)
Series B
5.00%, 5/15/11-5/15/12	39,075	41,485,150

		45,811,370

Oregon - 0.7%
Clackamas & Washington Cntys SD #3 OR GO
NPFGC-RE Series B
5.00%, 6/15/12	5,190	5,593,419
Oregon Dept of Admin Svc COP
Series 2009 D
5.00%, 11/01/21-11/01/23	18,535	20,577,153
NPFGC Series B
5.25%, 5/01/14	1,775	1,894,653
Portland OR Swr Sys
NPFGC Series A
5.00%, 6/15/13	5,090	5,686,599
Tri-County Met Trnsp Dist OR
NPFGC
5.00%, 5/01/12	1,190	1,271,348

Washington Cnty OR SD #48-J GO
5.00%, 6/01/13	4,600	5,108,300

		40,131,472

Pennsylvania - 4.1%
Allegheny Cnty PA GO
NPFGC Series C-54
5.375%, 11/01/18 (Prerefunded/ETM)	3,400	3,769,206
Allegheny Cnty PA Hosp Dev Auth (UPMC Health Sys)
Series 2008A
5.00%, 9/01/14	46,500	51,717,300
Series B
5.00%, 6/15/18	8,200	8,633,616
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series A
5.00%, 11/15/10-11/15/13	20,400	20,712,311
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	405	400,691
Central Bucks PA SD GO
NPFGC-RE
5.00%, 5/15/16	5,000	5,735,800
Pennsylvania GO
NPFGC
5.00%, 2/01/15	4,965	5,531,904
NPFGC-RE
5.50%, 2/01/14	5,310	6,081,331
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
Series A
5.00%, 6/01/14	5,370	5,870,323
Pennsylvania Turnpike Comm
5.00%, 6/01/15	4,260	4,725,618
Series 2009 B
5.00%, 6/01/16-6/01/20	50,040	55,256,917
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.88%, 4/26/14 (a)	7,300	7,117,208
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/14-9/01/20	38,650	41,100,065
Series 2009
5.125%, 9/01/22	9,080	9,522,832

		226,175,122

Puerto Rico - 3.7%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.00%, 7/01/17	5,835	6,309,386
5.25%, 7/01/18	2,205	2,409,161
Puerto Rico GO
Series A
5.00%, 7/01/30	26,545	27,634,141
5.25%, 7/01/11	2,135	2,210,942
Puerto Rico Govt Dev Bank
Series B
5.00%, 12/01/10-12/01/13	4,200	4,431,459

Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series M
5.50%, 7/01/13	15,205	16,287,444
Puerto Rico Pub Fin Corp. (Puerto Rico Lease)
Series A
5.75%, 8/01/27	10,145	10,528,177
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/21	36,000	39,641,040
Series 2009A
5.00%, 8/01/39 (Prerefunded/ETM)	6,040	6,341,517
5.375%, 8/01/20	50,000	55,105,000
5.50%, 8/01/23	4,220	4,596,846
Univ of Puerto Rico
Series P
5.00%, 6/01/12-6/01/14	13,525	14,335,761
Series Q
5.00%, 6/01/12-6/01/15	13,055	13,884,811

		203,715,685

Rhode Island - 0.5%
Rhode Island Depositors Corp.
Series A
5.50%, 8/01/20 (Prerefunded/ETM)	1,500	1,812,030
5.75%, 8/01/19 (Prerefunded/ETM)	4,940	5,957,986
6.375%, 8/01/22 (Prerefunded/ETM)	5,780	7,544,229
Rhode Island EDC (Rhode Island Dept of Trnsp)
Series 2009A
5.25%, 6/15/17	7,955	9,220,163

		24,534,408

South Carolina - 0.9%
Greenville Cnty SD SC Lease
5.00%, 12/01/10-12/01/15	22,600	24,597,036
Horry Cnty SC SD GO
Series A
5.375%, 3/01/18 (Prerefunded/ETM)	5,285	5,713,085
Lancaster Cnty SC Edenmore ID
Series B
5.375%, 12/01/16 (b)	3,726	1,304,100
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
5.25%, 12/01/23-12/01/25	2,315	2,376,093
Richland Cnty SC (International Paper Company)
Series A
4.60%, 9/01/12	6,350	6,697,409
South Carolina Pub Svc Auth
AGM Series D
5.25%, 1/01/14	2,080	2,307,386
NPFGC Series B
5.00%, 1/01/11-1/01/12	7,385	7,809,454

		50,804,563

Tennessee - 0.1%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2010 B
5.00%, 7/01/16-7/01/17	3,370	3,524,320
AMBAC Series D
6.25%, 3/01/18	1,055	1,067,143
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	2,115	2,111,320

		6,702,783

Texas - 8.4%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	3,035	3,401,719
Bell Cnty TX Hlth Fac Dev Corp.
6.50%, 7/01/19	1,000	1,246,280
Brownsville TX Util Sys
AMBAC
6.25%, 9/01/10	1,500	1,513,020
Camino Real Regl Mob Auth TX
5.00%, 2/15/14-2/15/22	66,195	70,228,027
Series 2008
5.00%, 8/15/21	5,000	5,009,550
Clear Creek TX ISD GO
Series A
5.00%, 2/15/16	1,280	1,480,525
Conroe TX ISD GO
5.00%, 2/15/16	6,260	7,047,445
Dallas Fort Worth TX Intl Arpt
5.00%, 11/01/14	2,500	2,791,225
Series 2009A
5.00%, 11/01/15	6,415	7,195,385
AMBAC Series 2003 A
5.50%, 11/01/14	2,000	2,174,580
Dallas TX GO
5.00%, 2/15/13	2,190	2,422,731
Dallas TX Wtr & Swr Sys
5.00%, 10/01/13	1,225	1,230,905
El Paso TX GO
NPFGC-RE
5.00%, 8/15/12	5,750	6,243,752
Fort Worth TX ISD GO
5.00%, 2/15/16	5,000	5,771,850
Fort Worth TX Wtr & Swr
Series A
5.00%, 2/15/11	5,000	5,141,150
Garland TX GO
Series 2010
5.00%, 2/15/24	3,800	4,232,022
Harris Cnty TX Fld Ctl Dist GO
Series A
5.25%, 10/01/20 (Prerefunded/ETM)	1,920	2,226,394
5.25%, 10/01/22 (Prerefunded/ETM)	4,795	5,560,186
5.25%, 10/01/23 (Prerefunded/ETM)	5,255	6,093,593
Harris Cnty TX GO
5.375%, 10/01/18	920	971,069

Series 2010 A
5.00%, 10/01/23-10/01/25	17,490	19,686,535
Series A
5.25%, 10/01/24 (Prerefunded/ETM)	14,000	15,549,800
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/21	2,030	2,239,049
Houston TX GO
NPFGC Series A
5.00%, 3/01/11-3/01/12	32,690	33,884,706
5.25%, 3/01/14	10,040	11,361,766
NPFGC Series B
5.25%, 3/01/12	1,805	1,937,523
Houston TX Hotel Occupancy Tax
AMBAC Series A
5.50%, 9/01/10	3,000	3,018,390
Houston TX Wtr & Swr Sys
AMBAC Series B
5.75%, 12/01/16 (Prerefunded/ETM)	3,000	3,360,330
5.75%, 12/01/17 (Prerefunded/ETM)	2,000	2,240,220
Lower Colorado River Auth TX
AGM Series 1999 A
5.875%, 5/15/16	2,315	2,322,709
North Texas Tollway Auth TX (North Texas Tollway)
Series 2008H
5.00%, 1/01/42	5,000	5,375,900
Series 2008H-1
5.00%, 1/01/43	49,970	50,899,942
Plano TX GO
5.00%, 9/01/13	5,045	5,663,012
Retama TX Dev Corp.
8.75%, 12/15/13-12/15/15	7,105	9,139,509
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.)
5.25%, 8/01/15	1,880	1,955,313
San Antonio TX Elec & Gas
5.00%, 2/01/19-2/01/21	68,355	78,366,640
5.375%, 2/01/13	5,000	5,554,850
5.375%, 2/01/20 (Prerefunded/ETM)	2,500	2,682,100
San Antonio TX GO
NPFGC-RE Series 2006
5.25%, 8/01/12	5,000	5,478,500
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	1,160	1,173,665
Tarrant Cnty TX Hlth Fac Dev
AMBAC Series A
5.125%, 9/01/12 (Prerefunded/ETM)	1,840	1,928,118
Texas A & M Univ
Series 2009 A
5.00%, 5/15/19	3,370	3,933,565
Series 2009 D
5.00%, 5/15/18	2,000	2,328,300
Texas GO
Series A
5.50%, 10/01/12	1,055	1,119,102
Texas Mun Pwr Agy
NPFGC
Zero Coupon, 9/01/13	2,345	2,194,146

Texas PFA (Texas Lease Bldg & Procur)
AMBAC
5.00%, 2/01/15	5,000	5,595,850
Texas St Univ Sys
AGM
5.25%, 3/15/13	5,320	5,704,796
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
5.00%, 4/01/14-4/01/16	14,985	17,190,746
Series 2007
5.00%, 4/01/24	8,380	9,164,871
Univ of Puerto Rico
Series B
5.375%, 8/15/19 (Prerefunded/ETM)	1,270	1,337,754
Univ of Texas
Series D
5.00%, 8/15/14	5,850	6,710,593

		461,079,708

Utah - 0.1%
Intermountain Pwr Agy UT
AMBAC
5.00%, 7/01/10	1,555	1,555,000
Utah GO
Series 2009 C
5.00%, 7/01/18	1,655	1,958,097

		3,513,097

Virginia - 0.2%
Broad Street CDA VA
7.125%, 6/01/15	3,021	3,039,881
Celebrate Virginia North CDA VA
Series B
6.25%, 3/01/18 (b)	2,946	2,494,201
Norfolk VA GO
NPFGC
5.00%, 3/01/14	3,065	3,447,206
Richmond VA GO
5.50%, 1/15/12	4,000	4,145,920

		13,127,208

Washington - 8.2%
Central Puget Sound WA RTA
AMBAC Series A
5.00%, 11/01/18	1,015	1,116,419
Cowlitz Cnty WA Spl Swr (Cowlitz Cnty WA Special Swr)
NPFGC-RE
5.50%, 11/01/19	1,435	1,573,678
Energy Northwest WA
AMBAC Series A
5.25%, 7/01/11	120	125,857
Energy Northwest WA (Bonneville Power Admin)
Series 2007
5.00%, 7/01/16	9,355	10,810,919

Series 2007C
5.00%, 7/01/16-7/01/17	17,700	20,471,652
Series 2008A
5.25%, 7/01/16	28,225	33,011,395
Series A
5.00%, 7/01/12-7/01/15	25,950	29,524,611
5.50%, 7/01/13	3,840	4,338,624
Series C
5.00%, 7/01/14-7/01/16	26,260	30,076,513
Series D
5.00%, 7/01/13	5,060	5,642,861
AMBAC Series A
5.00%, 7/01/18	5,040	5,617,181
5.25%, 7/01/11	4,385	4,593,638
NPFGC Series A
5.25%, 7/01/13	6,545	7,346,893
5.50%, 7/01/12	1,945	2,130,845
5.75%, 7/01/17-7/01/18	9,455	10,300,234
King Cnty WA SD #001 GO
Series A
5.00%, 12/01/12-12/01/13	53,690	59,696,066
Seattle WA Mun Light & Pwr
5.625%, 12/01/12 (Prerefunded/ETM)	2,395	2,445,990
5.625%, 12/01/14 (Prerefunded/ETM)	2,345	2,394,925
5.625%, 12/01/16 (Prerefunded/ETM)	1,850	1,889,387
AGM
5.00%, 8/01/13	10,035	11,200,064
Tacoma WA Elec Sys
5.00%, 1/01/15	20,945	23,618,629
Washington St GO
5.00%, 7/01/15	5,405	6,234,668
Series 2003A
5.00%, 7/01/13	5,000	5,420,200
Series 2007A
5.00%, 7/01/14	6,260	7,146,416
Series A
5.00%, 7/01/13	10,330	11,545,841
Series B
5.00%, 7/01/13	7,485	8,375,067
Series C
5.00%, 1/01/13 (Prerefunded/ETM)	5,000	5,113,050
5.00%, 1/01/14-1/01/17	46,490	52,841,012
Series D
5.00%, 1/01/14	2,655	2,992,610
AMBAC
5.00%, 1/01/12-1/01/14	32,625	35,912,489
AMBAC Series A
5.00%, 1/01/14	8,810	9,914,245
AMBAC Series C
5.00%, 1/01/15-1/01/16	17,610	20,177,612
AMBAC Series E
5.00%, 1/01/13-1/01/14	8,775	9,784,406
NPFGC Series 2004A
5.00%, 7/01/13	2,050	2,291,285
Washington St Hlth Care Facs Auth (Children’s Hosp & Regl Med Ctr)
5.25%, 10/01/14	3,975	3,981,042

		449,656,324

Wisconsin - 2.0%
Wisconsin GO
AGM Series B
5.25%, 5/01/17 (Prerefunded/ETM)	2,000	2,080,280
AMBAC Series 1
5.00%, 5/01/16	4,890	5,619,490
NPFGC Series 1
5.25%, 5/01/13	4,545	5,071,175
NPFGC Series 2
5.00%, 5/01/14	19,965	22,596,786
NPFGC Series A
5.00%, 5/01/13	12,570	13,938,244
NPFGC Series B
5.00%, 5/01/11-5/01/13	16,640	17,603,032
NPFGC-RE Series 3
5.25%, 5/01/13	5,500	6,136,735
NPFGC-RE Series E
5.00%, 5/01/15	4,175	4,782,755
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax)
AGM Series A
5.25%, 7/01/14-7/01/16	12,610	14,580,832
AMBAC Series B
5.00%, 7/01/13	4,270	4,755,200
NPFGC-RE
5.00%, 7/01/16	6,885	7,894,134
NPFGC-RE Series I
5.00%, 7/01/17	2,000	2,306,220

		107,364,883

Total Long-Term Municipal Bonds (cost $5,011,571,296)		5,188,589,580

AGENCIES - 4.2%
Other - 4.2%
Federal Home Loan Banks
1.50%, 1/16/13	63,195	63,994,733
1.75%, 8/22/12	110,000	112,146,760
2.25%, 4/13/12	50,000	51,372,800

Total Agencies (cost $225,204,314)		227,514,293

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit 0.01%, 7/01/10 (cost $7,262,000)	7,262	7,262,000

Total Investments - 98.6% (cost $5,244,037,610) (g)	5,423,365,873
Other assets less liabilities - 1.4%	76,839,776

Net Assets - 100.0%	$5,500,205,649

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type			Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio		Payments received by the Portfolio
Merrill Lynch	$22,255	2/12/12	SIFMA	*	3.548%	$1,127,826

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).
(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2010.
(e)	Variable rate coupon, rate shown as of June 30, 2010.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $245,185,377 and gross unrealized depreciation of investments was $(65,857,114), resulting in net unrealized appreciation of $179,328,263.

As of June 30, 2010, the Portfolio held 29.5% of net assets in insured bonds (of this amount 6.5% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GAN	-	Grant Anticipation Note
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
RTA	-	Regional Transportation Authority

SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
TRAN	-	Tax & Revenue Anticipation Note
UPMC	-	University of Pittsburgh Medical Center
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Diversified Municipal Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$5,188,589,580	$—	$5,188,589,580
Agencies	—	227,514,293	—	227,514,293
Short-Term Investments	—	7,262,000	—	7,262,000

Total Investments in Securities	—	5,423,365,873	—	5,423,365,873
Other Financial Instruments*:
Assets	—	1,127,826	—	1,127,826
Liabilities	—	—	—	—

Total	$—	$5,424,493,699	$—	$5,424,493,699

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 50.1%
Information Technology - 6.8%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	94,800	$2,020,188
Motorola, Inc. (a)	235,200	1,533,504
Nokia Oyj	47,600	387,978
Nokia Oyj (Sponsored ADR)-Class A	32,900	268,135
Research In Motion Ltd. (a)	9,700	477,822
Telefonaktiebolaget LM Ericsson-Class B	40,323	447,272

		5,134,899

Computers & Peripherals - 2.5%
Apple, Inc. (a)	25,700	6,464,321
Dell, Inc. (a)	53,800	648,828
EMC Corp. (a)	149,400	2,734,020
Hewlett-Packard Co.	105,700	4,574,696
Logitech International SA (a)	13,000	175,973
Quanta Computer, Inc.	51,000	92,185
Toshiba Corp. (a)	92,000	455,728

		15,145,751

Electronic Equipment & Instruments - 0.5%
AU Optronics Corp.	361,000	319,644
Corning, Inc.	30,000	484,500
Keyence Corp.	800	184,994
Nippon Electric Glass Co., Ltd.	24,000	274,909
Tyco Electronics Ltd.	67,400	1,710,612

		2,974,659

Internet Software & Services - 0.9%
AOL, Inc. (a)	5,000	103,950
Google, Inc.-Class A (a)	10,500	4,671,975
Telecity Group PLC (a)	82,600	492,117
Yahoo! Japan Corp.	413	164,611

		5,432,653

IT Services - 0.5%
Accenture PLC	22,900	885,085
Cap Gemini SA	7,600	334,017
International Business Machines Corp.	7,100	876,708
Visa, Inc.-Class A	11,800	834,850

		2,930,660

Office Electronics - 0.1%
Canon, Inc.	10,100	376,421

Semiconductors & Semiconductor Equipment - 1.1%
Aixtron AG	6,800	160,761
ASML Holding NV	16,480	453,527
Broadcom Corp.-Class A	33,600	1,107,792
Elpida Memory, Inc. (a)	11,000	168,998
Intel Corp.	144,400	2,808,580
KLA-Tencor Corp.	35,500	989,740
Samsung Electronics Co., Ltd. (GDR) (London) (b)	400	125,102
Samsung Electronics Co., Ltd. (GDR) (OTC U.S.) (b)	1,950	617,663

United Microelectronics Corp. (a)	411,000	180,890

		6,613,053

Software - 0.4%
Microsoft Corp.	104,400	2,402,244

		41,010,340

Financials - 6.8%
Capital Markets - 1.1%
Credit Suisse Group AG	18,680	702,316
Credit Suisse Group AG (Sponsored ADR)	10,000	374,300
Deutsche Bank AG	7,400	415,652
Franklin Resources, Inc.	7,200	620,568
Goldman Sachs Group, Inc. (The)	18,500	2,428,495
GP Investments Ltd. (a)	51,900	173,096
Julius Baer Group Ltd.	13,440	383,209
Macquarie Group Ltd.	8,096	248,843
Man Group PLC	151,000	500,551
Morgan Stanley	27,800	645,238

		6,492,268

Commercial Banks - 2.6%
Banco Bradesco SA (Preference Shares)	4,100	63,851
Banco Santander SA	45,300	475,024
Bank of China Ltd.	548,000	276,467
Bank Rakyat Indonesia	194,000	196,960
Barclays PLC	110,900	442,658
BB&T Corp.	30,100	791,931
BNP Paribas	9,310	500,885
China Construction Bank Corp.-Class H	255,000	205,278
Comerica, Inc.	13,100	482,473
Danske Bank A/S (a)	17,700	340,591
DnB NOR ASA	19,700	189,479
Fifth Third Bancorp	60,900	748,461
HSBC Holdings PLC	38,000	348,397
Industrial & Commercial Bank of China-Class H	373,000	271,591
Itau Unibanco Holding SA (ADR)	20,050	361,100
KB Financial Group, Inc. (ADR)	9,000	341,010
KBC Groep NV (a)	5,700	218,482
National Australia Bank Ltd.	29,700	574,227
National Bank of Canada	4,000	204,593
OTP Bank PLC (a)	10,100	203,640
Societe Generale	6,600	271,583
Standard Chartered PLC	38,650	941,143
Sumitomo Mitsui Financial Group, Inc.	11,500	325,477
Toronto-Dominion Bank (The)	3,500	226,791
Turkiye Garanti Bankasi AS	59,700	248,449
Turkiye Vakiflar Bankasi Tao-Class D	94,100	213,972
UniCredit Italiano SpA	193,100	427,144
Wells Fargo & Co.	223,900	5,731,840

		15,623,497

Consumer Finance - 0.1%
Capital One Financial Corp.	13,900	560,170
ORIX Corp.	4,200	304,268

		864,438

Diversified Financial Services - 2.2%
AMMB Holdings Bhd	61,000	93,488

Bank of America Corp.	271,100	3,895,707
Challenger Financial Services Group Ltd.	21,000	61,232
CME Group, Inc.-Class A	4,800	1,351,440
Hong Kong Exchanges and Clearing Ltd.	17,000	265,573
JPMorgan Chase & Co.	206,100	7,545,321

		13,212,761

Insurance - 0.8%
Admiral Group PLC	29,042	608,206
Allianz SE	5,800	574,045
Aviva PLC	54,900	255,131
China Life Insurance Co., Ltd.-Class H	106,000	462,893
Muenchener Rueckversicherungs AG (MunichRe)	2,100	263,682
Principal Financial Group, Inc.	33,300	780,552
Prudential PLC	23,300	175,743
Travelers Cos., Inc. (The)	26,000	1,280,500
XL Group PLC	18,200	291,382

		4,692,134

		40,885,098

Consumer Discretionary - 6.7%
Auto Components - 0.3%
Johnson Controls, Inc.	37,400	1,004,938
Lear Corp. (a)	13,000	860,600

		1,865,538

Automobiles - 0.7%
Bayerische Motoren Werke AG	9,400	456,619
Dongfeng Motor Group Co., Ltd.-Class H	134,000	154,246
Ford Motor Co. (a)	253,100	2,551,248
Honda Motor Co., Ltd.	10,800	317,227
Nissan Motor Co., Ltd. (a)	47,900	333,790
Renault SA (a)	5,100	189,044

		4,002,174

Distributors - 0.2%
Inchcape PLC (a)	34,980	127,817
Li & Fung Ltd.	202,000	906,314

		1,034,131

Diversified Consumer Services - 0.0%
Estacio Participacoes SA	2,800	31,180

Hotels, Restaurants & Leisure - 0.5%
Ajisen China Holdings Ltd.	10,000	11,163
Carnival PLC	6,362	206,074
Hyatt Hotels Corp. (a)	24,600	912,414
Mitchells & Butlers PLC (a)	86,200	350,383
Royal Caribbean Cruises Ltd. (a)	27,800	633,006
Whitbread PLC	26,800	559,665
Wyndham Worldwide Corp.	22,500	453,150

		3,125,855

Household Durables - 0.6%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,600	179,427
DR Horton, Inc.	132,900	1,306,407

Electrolux AB	9,500	217,177
Fortune Brands, Inc.	9,500	372,210
Garmin Ltd.	24,000	700,320
MRV Engenharia e Participacoes SA	57,900	407,706
Sharp Corp.	31,000	327,008
Sony Corp.	14,300	381,424

		3,891,679

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	3,600	393,336

Media - 2.4%
British Sky Broadcasting Group PLC	39,900	416,628
Cablevision Systems Corp.	34,800	835,548
Comcast Corp.-Class A	206,200	3,581,694
DIRECTV (a)	25,600	868,352
Informa PLC	41,512	219,322
Jupiter Telecommunications Co., Ltd.	57	54,572
Meredith Corp.	14,400	448,272
News Corp.-Class A	197,100	2,357,316
Time Warner Cable, Inc.-Class A	46,000	2,395,680
Time Warner, Inc.	60,200	1,740,382
Vivendi SA	22,480	456,840
Walt Disney Co. (The)	42,800	1,348,200

		14,722,806

Multiline Retail - 0.8%
Kohl’s Corp. (a)	52,000	2,470,000
Marks & Spencer Group PLC	61,100	301,004
PPR	2,000	248,446
Target Corp.	41,000	2,015,970

		5,035,420

Specialty Retail - 0.9%
Esprit Holdings Ltd.	62,900	338,654
Fast Retailing Co., Ltd.	3,500	529,601
Gap, Inc. (The)	66,200	1,288,252
Hennes & Mauritz AB-Class B	12,650	347,652
Inditex SA	6,090	347,260
Lowe’s Cos., Inc.	62,400	1,274,208
Ross Stores, Inc.	14,500	772,705
Yamada Denki Co., Ltd.	4,540	296,643

		5,194,975

Textiles, Apparel & Luxury Goods - 0.2%
Anta Sports Products Ltd.	101,000	181,820
Cie Financiere Richemont SA	5,600	195,509
Daphne International Holdings Ltd.	56,000	56,711
Polo Ralph Lauren Corp.-Class A	8,300	605,568
Ports Design Ltd.	30,100	76,559

		1,116,167

		40,413,261

Health Care - 4.9%
Biotechnology - 1.0%
Celgene Corp. (a)	21,300	1,082,466
Gilead Sciences, Inc. (a)	114,800	3,935,344

Vertex Pharmaceuticals, Inc. (a)	29,000	954,100

		5,971,910

Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	34,950	5,179,241
Covidien PLC	27,500	1,104,950

		6,284,191

Health Care Providers & Services - 0.4%
Celesio AG	3,700	80,681
Community Health Systems, Inc. (a)	21,800	737,058
Express Scripts, Inc.-Class A (a)	24,800	1,166,096
Fresenius Medical Care AG & Co. KGaA	6,260	337,755

		2,321,590

Pharmaceuticals - 2.4%
AstraZeneca PLC	15,100	711,902
AstraZeneca PLC (Sponsored ADR)	41,300	1,946,469
Bayer AG	8,300	463,816
Johnson & Johnson	46,700	2,758,102
Merck & Co., Inc.	31,900	1,115,543
Novartis AG	24,170	1,171,353
Pfizer, Inc.	157,100	2,240,246
Roche Holding AG	5,150	708,854
Sanofi-Aventis SA	15,590	938,943
Shire PLC	1,875	38,464
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	48,970	2,545,950

		14,639,642

		29,217,333

Energy - 4.6%
Energy Equipment & Services - 1.5%
AMEC PLC	42,096	515,733
Cameron International Corp. (a)	19,800	643,896
Cie Generale de Geophysique-Veritas (a)	8,200	145,877
Ensco PLC (Sponsored ADR)	47,500	1,865,800
Petroleum Geo-Services ASA (a)	13,450	112,111
Rowan Cos., Inc. (a)	13,000	285,220
Saipem SpA	18,100	551,293
Schlumberger Ltd.	69,300	3,835,062
Technip SA	10,904	625,408
Transocean Ltd. (a)	7,200	333,576

		8,913,976

Oil, Gas & Consumable Fuels - 3.1%
Afren PLC (a)	209,400	264,437
Banpu PCL (NVDR)	10,600	196,323
BG Group PLC	32,950	490,060
BP PLC	51,000	244,145
China Coal Energy Co.-Class H	250,000	311,062
China Petroleum & Chemical Corp.-Class H	296,000	239,138
Cimarex Energy Co.	11,200	801,696
ConocoPhillips	36,000	1,767,240
Devon Energy Corp.	31,400	1,912,888
EnCana Corp.	9,700	293,765
ENI SpA	1,400	25,699

EOG Resources, Inc.	7,400	727,938
Gazprom OAO (Sponsored ADR)	31,300	588,753
JX Holdings, Inc. (a)	30,600	151,244
LUKOIL OAO (London) (Sponsored ADR)	5,600	288,400
Marathon Oil Corp.	56,900	1,769,021
Newfield Exploration Co. (a)	16,100	786,646
Nexen, Inc. (New York)	45,800	900,886
Nexen, Inc. (Toronto)	20,900	411,109
Noble Energy, Inc.	19,400	1,170,402
Occidental Petroleum Corp.	6,700	516,905
OMV AG	4,300	129,131
Penn West Energy Trust	18,799	358,480
Petroleo Brasileiro SA (Sponsored ADR)	12,000	357,600
Rosneft Oil Co. (GDR) (a)(b)	28,400	175,512
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	42,200	1,060,809
Suncor Energy, Inc. (New York)	21,100	621,184
Suncor Energy, Inc. (Toronto)	26,900	791,674
Valero Energy Corp.	70,700	1,271,186
Yanzhou Coal Mining Co., Ltd.-Class H	128,000	246,445

		18,869,778

		27,783,754

Equity:Other - 4.0%
Diversified/Specialty - 3.5%
American Campus Communities, Inc.	19,100	521,239
BioMed Realty Trust, Inc.	39,050	628,314
British Land Co. PLC	98,947	639,142
Canadian Real Estate Investment Trust	18,100	472,329
CB Richard Ellis Group, Inc.-Class A (a)	9,400	127,934
Dexus Property Group	706,300	453,218
Digital Realty Trust, Inc.	20,450	1,179,556
DuPont Fabros Technology, Inc.	22,400	550,144
Entertainment Properties Trust	12,600	479,682
Fonciere Des Regions	3,850	317,374
Forest City Enterprises, Inc. (a)	9,600	108,672
GPT Group	263,240	614,625
H&R Real Estate Investment Trust	19,100	305,011
Hang Lung Properties Ltd.	95,000	365,178
Henderson Land Development Co., Ltd.	64,000	374,852
Jones Lang LaSalle, Inc.	5,500	361,020
Kerry Properties Ltd.	219,500	947,053
Lend Lease Group	87,200	531,020
Mitsubishi Estate Co., Ltd.	18,000	250,590
Mitsui Fudosan Co., Ltd.	151,000	2,101,688
Morguard Real Estate Investment Trust	38,100	472,425
New World Development Ltd.	722,000	1,172,130
Savills PLC	57,200	235,022
Sumitomo Realty & Development Co., Ltd.	55,000	934,556
Sun Hung Kai Properties Ltd.	220,000	3,011,515
Swire Pacific Ltd.	34,500	391,618
Unibail-Rodamco SE	11,400	1,857,996
UOL Group Ltd.	191,000	514,435
Vornado Realty Trust	11,800	860,810

		20,779,148

Health Care - 0.5%
Chartwell Seniors Housing Real Estate Investment Trust	69,600	468,773

Health Care REIT, Inc.	22,700	956,124
Nationwide Health Properties, Inc.	19,500	697,515
Ventas, Inc.	23,800	1,117,410

		3,239,822

		24,018,970

Industrials - 3.9%
Aerospace & Defense - 0.6%
BAE Systems PLC	70,000	325,795
Goodrich Corp.	10,200	675,750
Honeywell International, Inc.	18,100	706,443
Lockheed Martin Corp.	3,000	223,500
Northrop Grumman Corp.	13,600	740,384
Raytheon Co.	16,700	808,113
Rolls-Royce Group-C Shares	1,224,000	1,829
Rolls-Royce Group PLC (a)	37,600	313,839

		3,795,653

Air Freight & Logistics - 0.0%
FedEx Corp.	3,100	217,341

Airlines - 0.1%
Delta Air Lines, Inc. (a)	67,300	790,775

Commercial Services & Supplies - 0.3%
Capita Group PLC (The)	86,200	949,686
G4S PLC	47,300	187,532
Rentokil Initial PLC (a)	116,700	187,021
Serco Group PLC	43,800	382,505

		1,706,744

Construction & Engineering - 0.1%
Bouygues SA	14,400	555,861
Vinci SA	2,042	84,787

		640,648

Electrical Equipment - 0.4%
Cooper Industries PLC	39,500	1,738,000
Trina Solar Ltd. (Sponsored ADR) (a)	12,200	210,816
Vestas Wind Systems A/S (a)	6,100	253,858

		2,202,674

Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	14,700	232,645
General Electric Co.	83,800	1,208,396
Textron, Inc.	20,800	352,976

		1,794,017

Industrial Warehouse Distribution - 0.3%
Ascendas Real Estate Investment Trust	651,000	840,717
First Potomac Realty Trust	25,900	372,183
ProLogis	42,400	429,512

		1,642,412

Machinery - 1.4%
Cargotec Oyj	3,100	80,880
Danaher Corp.	63,900	2,371,968
Dover Corp.	26,000	1,086,540

Illinois Tool Works, Inc.	46,800	1,931,904
Ingersoll-Rand PLC	48,300	1,665,867
NGK Insulators Ltd.	10,000	155,750
SPX Corp.	7,100	374,951
Vallourec SA	3,160	544,823

		8,212,683

Professional Services - 0.1%
Bureau Veritas SA	6,200	335,798
Randstad Holding NV (a)	1,700	66,802
SGS SA	273	368,455

		771,055

Road & Rail - 0.0%
East Japan Railway Co.	1,100	73,244
Firstgroup PLC	25,300	137,333

		210,577

Trading Companies & Distributors - 0.3%
Mitsubishi Corp.	40,200	831,675
Mitsui & Co., Ltd.	60,400	704,613
Noble Group Ltd.	81,909	99,002

		1,635,290

Transportation Infrastructure - 0.0%
China Merchants Holdings International Co., Ltd.	46,000	151,272

		23,771,141

Consumer Staples - 3.8%
Beverages - 0.7%
Anheuser-Busch InBev NV	20,340	977,972
Carlsberg A/S	2,000	152,418
Cia de Bebidas das Americas (Preference Shares)	3,800	378,758
Constellation Brands, Inc.-Class A (a)	26,300	410,806
PepsiCo, Inc.	35,800	2,182,010

		4,101,964

Food & Staples Retailing - 0.9%
Aeon Co., Ltd.	13,200	139,673
Casino Guichard Perrachon SA	4,400	333,893
Costco Wholesale Corp.	36,800	2,017,744
CVS Caremark Corp.	10,400	304,928
Olam International Ltd.	67,000	122,976
Safeway, Inc.	78,000	1,533,480
Supervalu, Inc.	8,900	96,476
Tesco PLC	124,400	701,792

		5,250,962

Food Products - 0.8%
Bunge Ltd.	23,700	1,165,803
Chaoda Modern Agriculture Holdings Ltd.	188,000	181,913
China Green Holdings Ltd.	42,000	42,142
Nestle SA	5,820	280,634
Nutreco Holding NV	1,500	80,546
Sara Lee Corp.	126,400	1,782,240
Smithfield Foods, Inc. (a)	57,700	859,730
Unilever NV	12,750	348,192

		4,741,200

Household Products - 0.6%
Procter & Gamble Co. (The)	60,500	3,628,790

Tobacco - 0.8%
Altria Group, Inc.	77,900	1,561,116
British American Tobacco PLC	43,700	1,386,855
Imperial Tobacco Group PLC	33,700	941,601
Japan Tobacco, Inc.	387	1,203,993

		5,093,565

		22,816,481

Retail - 2.0%
Regional Mall - 1.3%
BR Malls Participacoes SA	31,000	403,601
CapitaMall Trust	421,000	548,866
CBL & Associates Properties, Inc.	23,900	297,316
Macerich Co. (The)	4,200	156,744
Multiplan Empreendimentos Imobiliarios SA	51,300	938,179
Simon Property Group, Inc.	32,800	2,648,600
Taubman Centers, Inc.	6,600	248,358
Westfield Group	267,056	2,713,759

		7,955,423

Shopping Center/Other Retail - 0.7%
Federal Realty Investment Trust	3,800	267,026
First Capital Realty, Inc.	17,800	227,568
Kimco Realty Corp.	49,100	659,904
Link REIT (The)	236,000	585,603
Primaris Retail Real Estate Investment Trust	22,000	360,829
RioCan Real Estate Investment Trust (Toronto)	26,400	472,177
Tanger Factory Outlet Centers	15,900	657,942
Weingarten Realty Investors	27,200	518,160

		3,749,209

		11,704,632

Residential - 1.7%
Multi-Family - 1.3%
AvalonBay Communities, Inc.	2,100	196,077
BRE Properties, Inc.	14,000	517,020
Camden Property Trust	22,400	915,040
China Overseas Land & Investment Ltd.	100,000	186,331
Colonial Properties Trust	12,000	174,360
Equity Residential	24,100	1,003,524
Essex Property Trust, Inc.	7,000	682,780
Home Properties, Inc.	10,450	470,982
KWG Property Holding Ltd.	668,500	411,111
Mid-America Apartment Communities, Inc.	16,300	838,961
Rossi Residencial SA	65,200	469,946
Shimao Property Holdings Ltd.	509,000	789,636
Stockland	277,900	862,495
Wing Tai Holdings Ltd.	297,000	332,164
Yanlord Land Group Ltd.	288,000	352,633

		8,203,060

Self Storage - 0.4%
Big Yellow Group PLC	86,730	380,919
Extra Space Storage, Inc.	46,500	646,350

Public Storage	14,400	1,265,904

		2,293,173

		10,496,233

Materials - 1.7%
Chemicals - 0.5%
Arkema SA	3,000	104,411
DIC Corp.	36,000	55,475
Dow Chemical Co. (The)	42,600	1,010,472
Huntsman Corp.	375	3,251
Israel Chemicals Ltd.	34,200	356,285
K+S AG	12,100	556,071
Nippon Shokubai Co., Ltd.	10,000	94,857
Potash Corp. of Saskatchewan, Inc.	9,800	845,152
Umicore	1,525	43,998

		3,069,972

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC (a)	10,100	83,416

Metals & Mining - 1.2%
Agnico-Eagle Mines Ltd.	3,200	194,496
ArcelorMittal (Euronext Amsterdam)	500	13,411
ArcelorMittal (New York)	10,000	267,600
BHP Billiton PLC	33,400	866,014
Commercial Metals Co.	26,600	351,652
Dowa Holdings Co., Ltd.	9,000	43,119
Eurasian Natural Resources Corp. PLC	9,800	124,704
Freeport-McMoRan Copper & Gold, Inc.	21,400	1,265,382
Gold Fields Ltd. (Sponsored ADR)	13,700	183,169
Impala Platinum Holdings Ltd.	12,850	299,072
JFE Holdings, Inc.	7,200	222,746
Kazakhmys PLC	10,000	146,789
KGHM Polska Miedz SA	9,000	232,485
Lundin Mining Corp. (a)	41,100	116,210
Mitsubishi Materials Corp. (a)	74,000	196,693
New Gold, Inc. (a)	18,100	112,386
Reliance Steel & Aluminum Co.	3,300	119,295
Rio Tinto PLC	12,400	544,538
Steel Dynamics, Inc.	4,700	61,993
Vale SA (Sponsored ADR) (Local Preference Shares)	24,200	508,684
Vale SA (Sponsored ADR)-Class B	14,900	362,815
Xstrata PLC	70,150	918,591

		7,151,844

Paper & Forest Products - 0.0%
Fibria Celulose SA (Sponsored ADR) (a)	10,690	158,212

		10,463,444

Office - 1.5%
Office - 1.5%
Allied Properties Real Estate Investment Trust	25,900	477,102
Beni Stabili SpA (a)	23,100	17,514
Boston Properties, Inc.	25,300	1,804,902
Brandywine Realty Trust	38,400	412,800
Brookfield Properties Corp.	33,700	473,148
Castellum AB	50,400	456,697

Corporate Office Properties Trust SBI MD	20,400	770,304
Douglas Emmett, Inc.	3,500	49,770
Duke Realty Corp.	6,700	76,045
Great Portland Estates PLC	109,500	472,949
Hongkong Land Holdings Ltd.	301,000	1,487,848
ING Office Fund	966,000	466,346
Japan Real Estate Investment Corp.	60	488,736
Kilroy Realty Corp.	10,750	319,598
Orix JREIT, Inc.	77	319,753
PS Business Parks, Inc.	6,100	340,258
PSP Swiss Property AG (a)	6,660	398,370

		8,832,140

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	65,900	1,594,121
China Unicom Hong Kong Ltd.	114,000	152,483
France Telecom SA	12,500	216,811
Nippon Telegraph & Telephone Corp.	10,400	423,653
Telecom Italia SpA (ordinary shares)	418,800	462,502
Telefonica SA	5,100	94,476
Telstra Corp. Ltd.	7,400	20,171

		2,964,217

Wireless Telecommunication Services - 0.4%
China Mobile Ltd.	29,000	287,276
Crown Castle International Corp. (a)	8,500	316,710
KDDI Corp.	51	243,101
Sprint Nextel Corp. (a)	42,300	179,352
Vodafone Group PLC	384,800	792,877
Vodafone Group PLC (Sponsored ADR)	40,100	828,867

		2,648,183

		5,612,400

Lodging - 0.4%
Lodging - 0.4%
DiamondRock Hospitality Co. (a)	90,000	739,800
Great Eagle Holdings Ltd.	104,000	264,643
Hersha Hospitality Trust	72,500	327,700
InnVest Real Estate Investment Trust	95,300	529,072
LaSalle Hotel Properties	14,500	298,265
Sunstone Hotel Investors, Inc. (a)	42,900	425,997

		2,585,477

Utilities - 0.4%
Electric Utilities - 0.3%
E.ON AG	21,300	572,718
EDF SA	9,100	346,224
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference Shares)-Class B	3,800	75,705
Pepco Holdings, Inc.	28,400	445,312
Tokyo Electric Power Co., Inc. (The)	15,300	416,213

		1,856,172

Gas Utilities - 0.0%
Tokyo Gas Co., Ltd.	32,000	146,085

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	16,800	541,800

		2,544,057

Total Common Stocks (cost $331,299,849)		302,154,761

WARRANTS - 0.6%
Financials - 0.3%
Commercial Banks - 0.2%
Bank of Baroda, JPMorgan Chase Bank NA, expiring 9/24/14 (a)(b)	9,900	148,797
Hana Financial Group, Inc., Deutsche Bank AG London, expiring 11/18/19 (a)(b)	14,000	376,413
Punjab National Bank Ltd., Merrill Lynch Intl & Co., expiring 3/10/11 (a)(b)	6,900	155,508
Sberbank of Russian Federation, Deutsche Bank AG London, expiring 2/28/18 (a)	129,900	318,255

		998,973

Diversified/Specialty - 0.0%
Henderson Land Development, expiring 6/01/11 (a)	7,400	1,254

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(b)	9,620	609,757

		1,609,984

Information Technology - 0.1%
Computers & Peripherals - 0.0%
Quantra Computer, Inc., Credit Suisse/Nassau, expiring 4/02/12 (a)	27,600	50,398

Electronic Equipment, Instruments & Components - 0.0%
Unimicron Technology Corp., Deutsche Bank AG London, expiring 7/31/18 (a)(b)	19,600	28,912

Semiconductors & Semiconductor Equipment - 0.1%
Powertech Technology, Inc., Deutsche Bank AG London, expiring 1/30/17 (a)	12,800	35,891
Samsung Electronics Co., Ltd., Deutsche Bank AG London, expiring 1/24/17 (a)(b)	740	468,784
United Microelectronics Corp., JPMorgan Chase Bank NA, expiring 9/29/14 (a)(b)	372,700	163,988

		668,663

		747,973

Industrials - 0.1%
Electrical Equipment - 0.1%
Au Optronics Corp., Credit Suisse/Nassau, expiring 2/17/12 (a)	174,100	155,297
Bharat Heavy Electricals Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (a)(b)	5,480	288,741

		444,038

Machinery - 0.0%
Jain Irrigation Systems Ltd., Deutsche Bank AG London, expiring 5/21/18 (a)	6,941	160,151

		604,189

Materials - 0.1%
Metals & Mining - 0.1%
Hon Hai Precision, Credit Suisse, expiring 9/15/14 (a)	55,400	172,349
Sesa Goa Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (a)(b)	27,500	207,625
Tata Steel Ltd., Merrill Lynch Intl & Co., expiring 12/31/09 (a)(b)	20,600	215,404

		595,378

Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Educomp Solutions Ltd., Deutsche Bank AG London, expiring 8/10/17 (a)(b)	17,400	199,491

Total Warrants (cost $4,057,652)		3,757,015

SHORT-TERM INVESTMENTS - 51.7%
Investment Companies - 51.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.17% (c) (cost $310,086,820)	310,086,820	310,086,820

	Principal Amount (000)
U.S. Treasury Bill - 0.3%
U.S. Treasury Bill 1.00%, 11/12/10 (cost $1,998,362)	2,000	1,998,362

Total Investments - 102.4% (cost $647,442,683) (d)		617,996,958
Other assets less liabilities - (2.4)%		(14,284,590)

Net Assets - 100.0%		$603,712,368

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Australian T-Bond 10Yr Futures	15	September 2010	$1,320,614	$1,350,273	$29,659
EURO STOXX 50	5	September 2010	167,661	157,015	(10,646)

FTSE 100 Index Futures	3	September 2010	233,578	$218,760	(14,818)
German Euro Bobl Futures	123	September 2010	18,089,653	18,186,134	96,481
German Euro Bund Futures	197	September 2010	30,922,063	31,170,231	248,168
German Euro Buxl Futures	16	September 2010	2,140,502	2,193,303	52,801
German Euro Schatz Futures	152	September 2010	20,343,396	20,358,686	15,290
Gov’t of Canada Bond 10Yr Futures	30	September 2010	3,413,976	3,489,643	75,667
JGB Mini 10 Yr Futures SGX	420	September 2010	66,798,638	67,274,105	475,467
U.S. T-Bond 30 Yr Futures	679	September 2010	84,113,655	86,572,500	2,458,845
U.S. T-Note 10 Yr Futures	422	September 2010	50,770,276	51,714,781	944,505
U.S. T-Note 2 Yr Futures	67	September 2010	14,607,141	14,661,484	54,343
U.S. T-Note 5 Yr Futures	296	September 2010	34,616,303	35,032,063	415,760
UK Long Gilt Bond Futures	86	September 2010	15,324,741	15,554,035	229,294

Sold Contracts
MSCI EAFE Mini Index Futures	504	September 2010	34,786,139	33,143,040	1,643,099
MSCI Emerging Market Mini Futures	249	September 2010	11,583,128	11,173,875	409,253
S&P 500 Mini Index Futures	2,275	September 2010	121,372,782	116,775,750	4,597,032
S&P TSE 60 Index Futures	31	September 2010	3,978,477	3,839,218	139,259

					$11,859,459

TOTAL RETURN SWAP CONTRACTS ON INDICES

Swap Counterparty & Index	Floating Rate	Notional Amount	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Morgan Stanley Capital Services Inc. EPRA/NAREIT GLOBAL Index	1 Month LIBOR	$3,421,576	6/15/11	$188,682
Morgan Stanley Capital Services Inc. EPRA/NAREIT GLOBAL Index	1 Month LIBOR	4,497,893	6/15/11	245,986
Morgan Stanley Capital Services Inc. EPRA/NAREIT GLOBAL Index	1 Month LIBOR	10,894,795	7/15/11	532,587
Morgan Stanley Capital Services Inc. EPRA/NAREIT GLOBAL Index	1 Month LIBOR	13,835,495	5/17/11	762,806
Morgan Stanley Capital Services Inc. EPRA/NAREIT GLOBAL Index	1 Month LIBOR	1,677,771	6/15/11	92,524

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/16/10	1,387	$1,153,263	$1,161,453	$8,190
Australian Dollar settling 8/16/10	336	298,294	281,361	(16,933)
Australian Dollar settling 8/16/10	442	389,658	370,124	(19,534)
Australian Dollar settling 8/16/10	256	235,170	214,371	(20,799)
Australian Dollar settling 8/16/10	318	290,671	266,288	(24,383)
Australian Dollar settling 8/16/10	879	767,015	736,061	(30,954)
Australian Dollar settling 8/16/10	2,956	2,525,991	2,475,310	(50,681)
Australian Dollar settling 8/16/10	716	655,298	599,568	(55,730)
Australian Dollar settling 8/16/10	1,232	1,123,412	1,031,658	(91,754)
Australian Dollar settling 8/16/10	2,164	1,915,356	1,812,101	(103,255)
Australian Dollar settling 8/16/10	1,411	1,294,959	1,181,550	(113,409)
Australian Dollar settling 8/16/10	3,401	2,972,236	2,847,946	(124,290)
British Pound settling 8/16/10	2,345	3,445,415	3,503,562	58,147
British Pound settling 8/16/10	1,095	1,601,646	1,635,992	34,346
British Pound settling 8/16/10	574	824,729	857,588	32,859
British Pound settling 8/16/10	629	909,760	939,761	30,001
British Pound settling 8/16/10	397	569,195	593,140	23,945
British Pound settling 8/16/10	640	933,191	956,196	23,005
British Pound settling 8/16/10	473	686,853	706,689	19,836
British Pound settling 8/16/10	312	451,183	466,145	14,962
British Pound settling 8/16/10	714	1,055,235	1,066,756	11,521
British Pound settling 8/16/10	1,449	2,154,083	2,164,887	10,804
British Pound settling 8/16/10	397	583,642	593,141	9,499
British Pound settling 8/16/10	247	359,800	369,032	9,232
British Pound settling 8/16/10	630	932,098	941,256	9,158
British Pound settling 8/16/10	581	860,258	868,047	7,789
British Pound settling 8/16/10	735	1,101,045	1,098,131	(2,914)
British Pound settling 8/16/10	105	161,199	156,876	(4,323)
British Pound settling 8/16/10	227	348,436	339,151	(9,285)
British Pound settling 8/16/10	284	435,960	424,312	(11,648)
British Pound settling 8/16/10	844	1,275,774	1,260,984	(14,790)
British Pound settling 8/16/10	639	976,188	954,702	(21,486)
British Pound settling 9/15/10	324	484,798	484,070	(728)
British Pound settling 9/15/10	596	891,789	890,449	(1,340)
Canadian Dollar settling 8/16/10	639	591,338	600,092	8,754
Canadian Dollar settling 8/16/10	96	94,298	90,155	(4,143)
Canadian Dollar settling 8/16/10	172	171,063	161,528	(9,535)
Canadian Dollar settling 8/16/10	425	410,291	399,122	(11,169)
Canadian Dollar settling 8/16/10	592	568,777	555,954	(12,823)
Canadian Dollar settling 8/16/10	263	260,739	246,986	(13,753)
Canadian Dollar settling 8/16/10	1,074	1,022,623	1,008,605	(14,018)
Canadian Dollar settling 8/16/10	325	319,238	305,211	(14,027)
Canadian Dollar settling 8/16/10	668	642,914	627,327	(15,587)
Canadian Dollar settling 8/16/10	349	344,491	327,750	(16,741)
Canadian Dollar settling 8/16/10	337	335,457	316,481	(18,976)
Canadian Dollar settling 8/16/10	1,774	1,685,911	1,665,983	(19,928)
Canadian Dollar settling 8/16/10	433	428,662	406,635	(22,027)
Canadian Dollar settling 8/16/10	366	366,370	343,715	(22,655)
Canadian Dollar settling 8/16/10	420	419,514	394,427	(25,087)
Canadian Dollar settling 8/16/10	464	463,982	435,748	(28,234)
Canadian Dollar settling 8/16/10	775	762,540	727,811	(34,729)
Canadian Dollar settling 8/16/10	741	740,644	695,881	(44,763)
Euro settling 8/16/10	126	168,147	154,114	(14,033)
Euro settling 8/16/10	268	354,682	327,797	(26,885)
Euro settling 8/16/10	266	357,634	325,351	(32,283)
Euro settling 8/16/10	421	561,290	514,936	(46,354)
Euro settling 8/16/10	527	700,278	644,587	(55,691)
Euro settling 8/16/10	837	1,102,061	1,023,755	(78,306)
Euro settling 9/15/10	118	146,073	144,354	(1,719)
Euro settling 9/15/10	414	512,495	506,464	(6,031)
Japanese Yen settling 8/16/10	301,839	3,249,319	3,416,335	167,016
Japanese Yen settling 8/16/10	460,246	5,074,489	5,209,250	134,761
Japanese Yen settling 8/16/10	184,464	2,000,607	2,087,838	87,231

Japanese Yen settling 8/16/10	113,798	1,209,704	1,288,012	78,308
Japanese Yen settling 8/16/10	169,912	1,851,761	1,923,133	71,372
Japanese Yen settling 8/16/10	186,433	2,045,119	2,110,124	65,005
Japanese Yen settling 8/16/10	70,587	758,992	798,932	39,940
Japanese Yen settling 8/16/10	46,165	488,870	522,514	33,644
Japanese Yen settling 8/16/10	114,347	1,261,732	1,294,225	32,493
Japanese Yen settling 8/16/10	95,722	1,051,289	1,083,420	32,131
Japanese Yen settling 8/16/10	50,336	541,772	569,724	27,952
Japanese Yen settling 8/16/10	37,780	405,822	427,609	21,787
Japanese Yen settling 8/16/10	80,091	885,717	906,502	20,785
Japanese Yen settling 8/16/10	91,692	1,017,658	1,037,807	20,149
Japanese Yen settling 8/16/10	37,649	407,369	426,127	18,758
Japanese Yen settling 8/16/10	34,888	376,240	394,876	18,636
Japanese Yen settling 8/16/10	51,607	568,028	584,109	16,081
Japanese Yen settling 8/16/10	29,847	324,798	337,820	13,022
Japanese Yen settling 8/16/10	15,993	171,215	181,015	9,800
Japanese Yen settling 8/16/10	10,431	112,865	118,062	5,197
Japanese Yen settling 9/15/10	66,980	736,166	758,500	22,334
Japanese Yen settling 9/15/10	35,653	384,934	403,744	18,810
Japanese Yen settling 9/15/10	14,969	164,496	169,513	5,017
New Zealand Dollar settling 8/16/10	427	301,795	291,939	(9,856)
New Zealand Dollar settling 8/16/10	535	384,381	365,778	(18,603)
New Zealand Dollar settling 8/16/10	1,205	852,514	823,856	(28,658)
New Zealand Dollar settling 8/16/10	1,062	757,578	726,087	(31,491)
New Zealand Dollar settling 9/15/10	390	275,305	266,037	(9,268)
New Zealand Dollar settling 9/15/10	1,616	1,144,484	1,102,350	(42,134)
Norwegian Krone settling 8/16/10	2,854	441,315	437,553	(3,762)
Norwegian Krone settling 8/16/10	8,146	1,267,428	1,248,880	(18,548)
Norwegian Krone settling 8/16/10	2,030	342,436	311,224	(31,212)
Norwegian Krone settling 8/16/10	5,950	961,461	912,207	(49,254)
Norwegian Krone settling 8/16/10	3,730	631,575	571,854	(59,721)
Norwegian Krone settling 9/15/10	2,378	352,103	364,038	11,935
Norwegian Krone settling 9/15/10	5,130	790,201	785,330	(4,871)
Swedish Krona settling 8/16/10	855	119,483	109,651	(9,832)
Swedish Krona settling 8/16/10	4,784	630,311	613,533	(16,778)
Swedish Krona settling 8/16/10	1,953	270,702	250,466	(20,236)
Swiss Franc settling 8/16/10	861	747,831	799,415	51,584
Swiss Franc settling 8/16/10	659	569,291	611,864	42,573
Swiss Franc settling 8/16/10	742	654,044	688,927	34,883
Swiss Franc settling 8/16/10	1,131	1,017,370	1,050,103	32,733
Swiss Franc settling 8/16/10	567	495,473	526,444	30,971
Swiss Franc settling 8/16/10	517	457,526	480,020	22,494
Swiss Franc settling 8/16/10	720	649,603	668,501	18,898
Swiss Franc settling 8/16/10	492	445,560	456,809	11,249
Swiss Franc settling 8/16/10	322	289,202	298,969	9,767
Swiss Franc settling 8/16/10	379	352,620	351,891	(729)
Sale Contracts:
Australian Dollar settling 8/16/10	1,112	952,295	931,172	21,123
Australian Dollar settling 8/16/10	847	713,852	709,265	4,587
British Pound settling 8/16/10	145	222,569	216,638	5,931
British Pound settling 8/16/10	95	145,130	141,936	3,194
British Pound settling 8/16/10	115	174,377	171,817	2,560
British Pound settling 8/16/10	868	1,298,762	1,296,841	1,921
British Pound settling 8/16/10	684	1,016,834	1,021,934	(5,100)
British Pound settling 8/16/10	405	595,403	605,093	(9,690)
British Pound settling 8/16/10	332	475,989	496,027	(20,038)
British Pound settling 8/16/10	1,288	1,876,384	1,924,344	(47,960)
British Pound settling 9/15/10	324	471,961	484,070	(12,109)
Canadian Dollar settling 8/16/10	903	897,954	848,018	49,936
Canadian Dollar settling 8/16/10	1,074	1,038,946	1,008,605	30,341
Canadian Dollar settling 8/16/10	837	809,681	786,036	23,645
Canadian Dollar settling 8/16/10	120	119,416	112,693	6,723

Canadian Dollar settling 8/16/10	640	606,089	601,031	5,058
Canadian Dollar settling 9/15/10	490	478,623	460,065	18,558
Canadian Dollar settling 9/15/10	1,124	1,072,867	1,055,332	17,535
Canadian Dollar settling 9/15/10	236	228,523	221,582	6,941
Canadian Dollar settling 9/15/10	633	599,608	594,329	5,279
Canadian Dollar settling 9/15/10	270	257,001	253,505	3,496
Euro settling 8/16/10	1,526	2,034,341	1,866,488	167,853
Euro settling 8/16/10	803	1,092,883	982,169	110,714
Euro settling 8/16/10	1,194	1,500,357	1,460,411	39,946
Euro settling 8/16/10	94	125,324	114,974	10,350
Euro settling 8/16/10	67	89,160	81,950	7,210
Euro settling 8/16/10	517	637,776	632,355	5,421
Euro settling 8/16/10	958	1,154,227	1,171,753	(17,526)
Euro settling 9/15/10	118	150,258	144,355	5,903
Japanese Yen settling 8/16/10	62,371	704,208	705,940	(1,732)
Japanese Yen settling 8/16/10	16,401	174,825	185,633	(10,808)
Japanese Yen settling 8/16/10	21,248	225,786	240,494	(14,708)
Japanese Yen settling 8/16/10	47,915	525,263	542,321	(17,058)
Japanese Yen settling 8/16/10	114,514	1,277,545	1,296,116	(18,571)
New Zealand Dollar settling 9/15/10	95	64,011	64,804	(793)
Norwegian Krone settling 8/16/10	5,869	892,862	899,789	(6,927)
Swedish Krona settling 8/16/10	2,870	360,624	368,068	(7,444)
Swiss Franc settling 8/16/10	383	356,286	355,605	681
Swiss Franc settling 8/16/10	288	267,954	267,400	554
Swiss Franc settling 8/16/10	176	158,073	163,411	(5,338)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate market value of these securities amounted to $3,781,697 or 0.6% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $713,214 and gross unrealized depreciation of investments was $(30,158,939), resulting in net unrealized depreciation of $(29,445,725).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

Sanford C. Bernstein Fund, Inc. - Overlay A

Portfolio Summary

June 30, 2010 (unaudited)

Country Breakdown *

62.5%	United States
7.7%	United Kingdom
4.5%	Japan
3.4%	Hong Kong
3.1%	Canada
2.8%	France
2.1%	Australia
1.6%	China
1.6%	Brazil
1.6%	Switzerland
1.3%	Germany
0.9%	Israel
0.8%	Singapore
0.7%	Netherlands
5.4%	Other

*	All data are as of June 30, 2010. The Portfolio’s s country breakdown is expressed as a percentage of Portfolio’s long-term investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Austria, Belgium, Denmark, Finland, Hungary, India, Indonesia, Ireland, Italy, Malaysia, Norway, Poland, Russia, South Africa, South Korea, Spain, Sweden, Taiwan, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Information Technology	$35,597,550	$5,412,790		$—	$41,010,340
Financials	28,898,819	11,986,279		—	40,885,098
Consumer Discretionary	32,125,316	8,287,945		—	40,413,261
Health Care	24,765,565	4,451,768		—	29,217,333
Energy	21,748,930	6,034,824		—	27,783,754
Equity:Other	9,306,958	14,712,012		—	24,018,970
Industrials	15,905,419	7,863,893		1,829	23,771,141
Consumer Staples	15,921,881	6,894,600		—	22,816,481
Retail	7,856,404	3,848,228		—	11,704,632
Residential	7,180,944	3,315,289		—	10,496,233
Materials	5,560,769	4,902,675		—	10,463,444
Office	4,741,441	4,090,699		—	8,832,140
Telecommunication Services	2,919,050	2,693,350		—	5,612,400
Lodging	2,320,834	264,643		—	2,585,477
Utilities	1,062,817	1,481,240		—	2,544,057
Warrants	1,254	—		3,755,761	3,757,015
Short-Term Investments
Investment Companies	310,086,820	—		—	310,086,820
U.S. Treasury Bill	—	1,998,362		—	1,998,362

Total Investments in Securities	526,000,771	88,238,597	+	3,757,590	617,996,958
Other Financial Instruments*:
Assets	11,884,923	3,917,409		—	15,802,332
Liabilities	(25,464)	(1,858,488)		—	(1,883,952)

Total	$537,860,230	$90,297,518		$3,757,590	$631,915,338

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Industrials	Warrants	Totals
Balance as of 02/08/10	$—	$—	$—
Accrued discounts /premiums	—	—	—
Realized gain (loss)	—	(32,603)	(32,603)
Change in unrealized appreciation/depreciation	(56)	(301,891)	(301,947)
Net purchases (sales)	1,885	4,090,255	4,092,140
Net transfers in and/or out of Level 3	—	—	—

Balance as of 06/30/10	$1,829	$3,755,761	$3,757,590

Net change in unrealized appreciation/depreciation from Investments held as of 06/30/10	$(56)	$(301,891)	$(301,947)

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 55.5%
Australia - 1.3%
Australia Government Bond
Series 120
6.00%, 2/15/17	AUD	5,086	$4,544,603
Series 123
5.75%, 4/15/12		1,890	1,626,321

			6,170,924

Austria - 1.8%
Austria Government Bond
4.00%, 9/15/16 (a)	EUR	2,840	3,796,567
4.35%, 3/15/19 (a)		3,290	4,436,758

			8,233,325

Belgium - 1.8%
Belgium Government Bond
Series 49
4.00%, 3/28/17		4,585	5,972,327
Series 56
3.50%, 3/28/15		1,615	2,078,150

			8,050,477

Canada - 2.4%
Canadian Government Bond
3.75%, 6/01/12	CAD	2,307	2,263,267
4.00%, 6/01/17		5,815	5,889,562
5.00%, 6/01/14		2,669	2,775,730

			10,928,559

Denmark - 0.3%
Denmark Government Bond
4.00%, 11/15/15	DKK	8,734	1,590,547

Finland - 0.9%
Finland Government Bond
3.875%, 9/15/17	EUR	2,985	4,027,127

France - 5.3%
France Government Bond OAT
3.75%, 10/25/19-4/25/21		10,033	12,974,944
5.00%, 10/25/16		2,654	3,755,705
5.75%, 10/25/32		2,774	4,479,380
8.50%, 4/25/23		1,575	2,959,628

			24,169,657

Germany - 5.9%
Bundesrepublik Deutschland
Series 03
4.25%, 1/04/14		7,910	10,754,927
Series 04
3.75%, 1/04/15		6,662	8,988,090
Series 06
3.75%, 1/04/17		5,178	7,020,068

			26,763,085

Japan - 4.3%
Japan Government Ten Year Bond
Series 288
1.70%, 9/20/17	JPY	1,442,000	17,549,588
Japan Government Twenty Year Bond
Series 76
1.90%, 3/20/25		171,150	2,028,426

			19,578,014

Netherlands - 3.1%
Netherlands Government Bond
2.75%, 1/15/15	EUR	2,185	2,802,495
3.75%, 1/15/23		2,604	3,417,105
4.00%, 7/15/16		2,913	3,965,006
7.50%, 1/15/23		2,159	3,880,203

			14,064,809

New Zealand - 1.2%
New Zealand Government Bond
Series 413
6.50%, 4/15/13	NZD	7,262	5,281,512

Norway - 0.5%
Norway Government Bond
4.25%, 5/19/17	NOK	14,102	2,355,813

Poland - 0.3%
Poland Government Bond
Series 1019
5.50%, 10/25/19	PLN	5,401	1,549,241

Sweden - 0.1%
Sweden Government Bond
Series 1041
6.75%, 5/05/14	SEK	3,340	505,299
Series 1049
4.50%, 8/12/15		1,285	183,142

			688,441

United Kingdom - 5.3%
United Kingdom Gilt
2.75%, 1/22/15	GBP	2,424	3,728,685
4.00%, 9/07/16		2,105	3,408,010
4.50%, 3/07/19		3,848	6,310,143
4.75%, 12/07/30		790	1,282,380
5.00%, 3/07/18		2,827	4,813,679
5.25%, 6/07/12		15	24,280
8.75%, 8/25/17		2,172	4,502,761

			24,069,938

United States - 21.0%
U.S. Treasury Bonds
6.125%, 11/15/27-8/15/29	U.S.$	3,555	4,705,534
8.75%, 8/15/20		2,605	3,905,465
9.125%, 5/15/18		4,205	6,203,687
U.S. Treasury Notes
2.375%, 8/31/14		12,871	13,306,400
2.50%, 3/31/15		16,279	16,869,114
3.125%, 5/15/19		6,518	6,653,959

4.50%, 11/15/15-5/15/17		35,200	39,917,630
4.75%, 8/15/17		3,724	4,305,584

			95,867,373

Total Governments - Treasuries (cost $252,547,918)			253,388,842

GOVERNMENTS - SOVEREIGN AGENCIES - 6.7%
Australia - 0.2%
Suncorp-Metway Ltd.
4.00%, 1/16/14	GBP	469	743,227

Canada - 2.0%
Canada Housing Trust No 1
2.75%, 9/15/14	CAD	5,570	5,276,471
3.15%, 6/15/15		1,400	1,341,885
4.10%, 12/15/18		2,340	2,309,600

			8,927,956

Germany - 0.8%
Kreditanstalt fuer Wiederaufbau
2.05%, 2/16/26	JPY	328,000	3,897,003

Japan - 3.1%
Development Bank of Japan
2.30%, 3/19/26		290,000	3,525,733
Japan Finance Organization for Municipalities
2.00%, 5/09/16		860,000	10,568,978

			14,094,711

United Kingdom - 0.6%
Network Rail Infrastructure Finance PLC
4.875%, 11/27/15	GBP	1,782	2,943,459

Total Governments - Sovereign Agencies (cost $29,653,391)			30,606,356

	Shares
COMMON STOCKS - 2.7%
Equity:Other - 1.0%
Diversified/Specialty - 0.9%
American Campus Communities, Inc.		3,950	107,796
BioMed Realty Trust, Inc.		8,000	128,720
British Land Co. PLC		21,800	140,816
Canadian Real Estate Investment Trust		2,100	54,801
CB Richard Ellis Group, Inc.-Class A (b)		2,600	35,386
Dexus Property Group		151,300	97,086
Digital Realty Trust, Inc.		3,850	222,068
DuPont Fabros Technology, Inc.		4,550	111,748
Entertainment Properties Trust		2,950	112,306
Fonciere Des Regions		650	53,583
Forest City Enterprises, Inc. (b)		2,200	24,904
GPT Group		46,200	107,870
H&R Real Estate Investment Trust		3,600	57,489
Jones Lang LaSalle, Inc.		1,300	85,332
Kerry Properties Ltd.		43,000	185,527

Lend Lease Group	20,200	123,011
Mitsubishi Estate Co., Ltd.	4,000	55,687
Mitsui Fudosan Co., Ltd.	30,000	417,554
Morguard Real Estate Investment Trust	7,900	97,957
New World Development Ltd.	121,000	196,437
Savills PLC	17,200	70,562
Sumitomo Realty & Development Co., Ltd.	10,000	169,919
Sun Hung Kai Properties Ltd.	44,000	602,303
Swire Pacific Ltd.	6,000	68,107
Unibail-Rodamco SE	2,450	399,306
UOL Group Ltd.	36,000	96,962
Vornado Realty Trust	2,700	196,965

		4,020,202

Health Care - 0.1%
Chartwell Seniors Housing Real Estate Investment Trust	13,500	90,926
Health Care REIT, Inc.	4,600	193,752
Nationwide Health Properties, Inc.	3,800	135,926
Ventas, Inc.	4,900	230,055

		650,659

		4,670,861

Retail - 0.5%
Regional Mall - 0.3%
BR Malls Participacoes SA	6,600	85,928
CapitaMall Trust	79,000	102,994
CBL & Associates Properties, Inc.	5,900	73,396
Macerich Co. (The)	700	26,124
Multiplan Empreendimentos Imobiliarios SA	11,200	204,827
Simon Property Group, Inc.	7,000	565,250
Taubman Centers, Inc.	1,500	56,445
Westfield Group	53,500	543,654

		1,658,618

Shopping Center/Other Retail - 0.2%
Federal Realty Investment Trust	850	59,729
First Capital Realty, Inc.	3,200	40,911
Kimco Realty Corp.	10,100	135,744
Link REIT (The)	49,000	121,587
Primaris Retail Real Estate Investment Trust	4,600	75,446
RioCan Real Estate Investment Trust (Toronto)	5,400	96,582
Tanger Factory Outlet Centers	3,600	148,968
Weingarten Realty Investors	4,100	78,105

		757,072

		2,415,690

Residential - 0.5%
Multi-Family - 0.4%
AvalonBay Communities, Inc.	500	46,685
BRE Properties, Inc.	2,950	108,944
Camden Property Trust	4,500	183,825
Colonial Properties Trust	2,800	40,684
Equity Residential	5,650	235,266
Essex Property Trust, Inc.	1,300	126,802
Home Properties, Inc.	2,100	94,647
KWG Property Holding Ltd.	206,500	126,993
Mid-America Apartment Communities, Inc.	3,350	172,425
Rossi Residencial SA	10,800	77,844

Shimao Property Holdings Ltd.	100,500	155,910
Stockland	64,500	200,183
Wing Tai Holdings Ltd.	69,000	77,169
Yanlord Land Group Ltd.	67,000	82,036

		1,729,413

Self Storage - 0.1%
Big Yellow Group PLC	14,200	62,366
Extra Space Storage, Inc.	7,900	109,810
Public Storage	3,150	276,917

		449,093

		2,178,506

Office - 0.4%
Office - 0.4%
Allied Properties Real Estate Investment Trust	5,200	95,789
Beni Stabili SpA (b)	3,900	2,957
Boston Properties, Inc.	4,700	335,298
Brandywine Realty Trust	9,200	98,900
Brookfield Properties Corp.	6,700	94,068
Castellum AB	12,300	111,456
Corporate Office Properties Trust SBI MD	3,550	134,048
Douglas Emmett, Inc.	500	7,110
Great Portland Estates PLC	21,400	92,430
Hongkong Land Holdings Ltd.	61,000	301,524
ING Office Fund	187,500	90,517
Japan Real Estate Investment Corp.	13	105,893
Kilroy Realty Corp.	2,450	72,838
Orix JREIT, Inc.	13	53,984
PS Business Parks, Inc.	1,300	72,514
PSP Swiss Property AG (b)	1,210	72,377

		1,741,703

Lodging - 0.1%
Lodging - 0.1%
DiamondRock Hospitality Co. (b)	17,600	144,672
Great Eagle Holdings Ltd.	19,000	48,348
Hersha Hospitality Trust	13,900	62,828
InnVest Real Estate Investment Trust	18,900	104,926
LaSalle Hotel Properties	3,000	61,710
Sunstone Hotel Investors, Inc. (b)	9,900	98,307

		520,791

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp. (b)	2,700	100,143
Mitchells & Butlers PLC (b)	16,500	67,069
Whitbread PLC	5,700	119,033
Wyndham Worldwide Corp.	5,200	104,728

		390,973

Household Durables - 0.0%
MRV Engenharia e Participacoes SA	9,700	68,303

		459,276

Industrials - 0.1%
Industrial Warehouse Distribution - 0.1%
Ascendas Real Estate Investment Trust	129,000	166,594

First Potomac Realty Trust		5,300	76,161
ProLogis		11,000	111,430

			354,185

Information Technology - 0.0%
Internet Software & Services - 0.0%
Telecity Group PLC (b)		17,700	105,454

Telecommunication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. (b)		1,550	57,753

Total Common Stocks (cost $13,088,713)			12,504,219

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 2.3%
Financial Institutions - 1.4%
Banking - 1.3%
Abbey National Treasury Services PLC
7.125%, 6/20/11	GBP	165	256,736
Australia & New Zealand Banking Group Ltd.
5.25%, 5/20/13	EUR	185	245,669
Bank of America Corp.
4.75%, 5/23/17		200	226,874
Series L
5.65%, 5/01/18	U.S.$	245	251,079
Barclays Bank PLC
5.75%, 9/14/26	GBP	180	256,435
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	U.S.$	240	251,426
Citigroup, Inc.
5.50%, 4/11/13		240	249,481
Commonwealth Bank of Australia
3.75%, 10/15/14 (a)		105	107,943
5.875%, 7/29/11	EUR	190	243,393
Goldman Sachs Group, Inc. (The)
5.375%, 2/15/13		75	95,640
JPMorgan Chase & Co.
4.375%, 1/30/14		100	129,102
JPMorgan Chase Bank NA
4.625%, 5/31/17		200	250,534
Morgan Stanley
6.00%, 5/13/14	U.S.$	100	105,959
National Australia Bank Ltd.
Series G
5.50%, 5/20/15	EUR	180	245,848
Royal Bank of Canada
Series DPNT
3.66%, 1/25/17	CAD	1,045	984,580
Standard Chartered PLC
3.85%, 4/27/15 (a)	U.S.$	125	126,116
Toronto-Dominion Bank (The)
Series DPNT
4.854%, 2/13/13	CAD	974	972,188

Wachovia Corp.
5.50%, 5/01/13	U.S.$	95	103,107
Wells Fargo & Co.
4.00%, 5/17/11	EUR	195	243,047
5.00%, 11/15/14	U.S.$	240	253,534
Westpac Banking Corp.
4.25%, 1/25/12	EUR	200	254,400
6.50%, 6/24/13		100	136,621

			5,989,712

Insurance - 0.1%
Berkshire Hathaway, Inc.
3.20%, 2/11/15	U.S.$	250	257,453

			6,247,165

Industrial - 0.9%
Basic - 0.1%
EI du Pont de Nemours & Co.
3.25%, 1/15/15		250	260,806

Communications - Telecommunications - 0.1%
AT&T, Inc.
5.60%, 5/15/18		235	261,417
Verizon Communications, Inc.
5.25%, 4/15/13		230	252,113

			513,530

Consumer Cyclical - Automotive - 0.0%
American Honda Finance Corp.
6.25%, 7/16/13	EUR	50	68,284
Toyota Motor Credit Corp.
6.625%, 2/03/16		70	101,068

			169,352

Consumer Non-Cyclical - 0.4%
Abbott Laboratories
4.125%, 5/27/20	U.S.$	460	481,887
Baxter International, Inc.
4.25%, 3/15/20		257	269,908
5.375%, 6/01/18		230	264,183
Coca-Cola Enterprises, Inc.
6.50%, 12/07/16	GBP	155	268,578
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14	U.S.$	235	257,213
Novartis Capital Corp.
2.90%, 4/24/15		255	262,321
Pfizer, Inc.
4.75%, 6/03/16	EUR	50	67,820
Roche Holdings, Inc.
5.50%, 3/04/15	GBP	65	107,116

			1,979,026

Energy - 0.2%
ConocoPhillips
4.60%, 1/15/15	U.S.$	235	256,726
Schlumberger Finance BV
5.25%, 9/05/13	EUR	185	247,003

Shell International Finance BV
3.25%, 9/22/15	U.S.$	250	255,474

			759,203

Technology - 0.1%
Cisco Systems, Inc.
5.25%, 2/22/11		100	102,719
Dell, Inc.
5.625%, 4/15/14		225	252,289
Hewlett-Packard Co.
2.95%, 8/15/12		105	108,829
Oracle Corp.
5.75%, 4/15/18		230	266,265

			730,102

			4,412,019

Total Corporates - Investment Grades (cost $10,859,708)			10,659,184

SUPRANATIONALS - 1.5%
European Investment Bank
2.15%, 1/18/27	JPY	566,500	6,721,817
4.375%, 4/15/13	EUR	95	125,911

Total Supranationals (cost $6,374,573)			6,847,728

INFLATION-LINKED SECURITIES - 0.6%
United States - 0.6%
U.S. Treasury Inflation Index 1.375%, 7/15/18 (TIPS) (cost $2,736,195)	U.S.$	2,670	2,767,065

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Province of Ontario Canada
4.25%, 12/11/13	EUR	350	457,825
Province of Quebec Canada
4.25%, 2/27/13		350	455,207

Total Local Governments - Provincial Bonds (cost $1,002,478)			913,032

AGENCIES - 0.2%
Agency Debentures - 0.2%
Federal National Mortgage Association 5.375%, 6/12/17 (cost $769,104)	U.S.$	690	803,969

	Shares
WARRANTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Henderson Land Development, expiring 6/01/11 (b) (cost $0)		1,200	204

SHORT-TERM INVESTMENTS - 29.5%
Investment Companies - 28.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (c) (cost $132,038,627)		132,038,617	132,038,627

	Principal Amount (000)
Foreign Government Bond - 0.6%
Norway Treasury Bill 0.01%, 9/15/10 (cost $2,989,457)	NOK	18,469	2,825,129

Total Investments - 99.2% (cost $452,060,164) (d)			453,354,355
Other assets less liabilities - 0.8% (e)			3,454,264

Net Assets - 100.0%			$456,808,619

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Australian T-Bond 10Yr Futures	1	September 2010	$87,809	$90,018	$2,209
German Euro Bobl Futures	72	September 2010	10,593,992	10,645,542	51,550
German Euro Bund Futures	33	September 2010	5,181,426	5,221,409	39,983
German Euro Schatz Futures	9	September 2010	1,204,307	1,205,449	1,142
Gov’t of Canada Bond 10Yr Futures	3	September 2010	340,774	348,965	8,191
JGB Mini 10 Yr Futures SGX	41	September 2010	6,520,854	6,567,234	46,380
MSCI EAFE Mini Index Futures	107	September 2010	7,407,943	7,036,320	(371,623)
MSCI Emerging Market Mini Futures	53	September 2010	2,479,504	2,378,375	(101,129)
S&P 500 Mini Index Futures	740	September 2010	40,223,850	37,984,200	(2,239,650)
S&P TSE 60 Index Futures	7	September 2010	902,113	866,920	(35,193)
U.S. T-Bond 30 Yr Futures	111	September 2010	13,774,620	14,152,500	377,880
U.S. T-Note 10 Yr Futures	26	September 2010	3,129,700	3,186,219	56,519
U.S. T-Note 2 Yr Futures	2	September 2010	436,519	437,656	1,137
U.S. T-Note 5 Yr Futures	22	September 2010	2,573,772	2,603,735	29,963
UK Long Gilt Bond Futures	12	September 2010	2,139,990	2,170,331	30,341

					$(2,102,300)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Swap Counterparty & Index	Floating Rate	Notional Amount	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Goldman Sachs International MSCI World Free ex-U.S.	1 Month LIBOR	$3,461,850	3/15/11	$(132,904)
Goldman Sachs International MSCI World Free ex-U.S.	1 Month LIBOR	227,821	3/15/11	(8,746)
Goldman Sachs International MSCI World Free ex-U.S.	1 Month LIBOR	2,575,029	5/17/11	(98,858)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/16/10	137	$125,991	$114,722	$(11,269)
Australian Dollar settling 8/16/10	440	384,529	368,449	(16,080)
Australian Dollar settling 8/16/10	611	540,796	511,642	(29,154)
Australian Dollar settling 9/15/10	138	114,710	115,152	442
British Pound settling 8/16/10	200	289,220	298,811	9,591
British Pound settling 8/16/10	259	377,425	386,961	9,536
British Pound settling 8/16/10	250	365,673	373,515	7,842
British Pound settling 8/16/10	202	296,791	301,800	5,009
British Pound settling 8/16/10	306	453,079	457,181	4,102
British Pound settling 8/16/10	460	683,836	687,266	3,430
British Pound settling 8/16/10	163	244,177	243,531	(646)
British Pound settling 8/16/10	162	243,585	242,037	(1,548)
British Pound settling 8/16/10	78	119,159	116,536	(2,623)
British Pound settling 8/16/10	81	123,742	121,019	(2,723)
British Pound settling 9/15/10	67	100,251	100,100	(151)
British Pound settling 9/15/10	134	200,503	200,202	(301)
Canadian Dollar settling 8/16/10	347	321,118	325,872	4,754
Canadian Dollar settling 8/16/10	369	349,634	346,532	(3,102)
Canadian Dollar settling 8/16/10	302	287,004	283,612	(3,392)
Canadian Dollar settling 8/16/10	102	101,504	95,790	(5,714)
Canadian Dollar settling 8/16/10	121	121,122	113,632	(7,490)
Canadian Dollar settling 8/16/10	292	289,654	274,221	(15,433)
Canadian Dollar settling 8/16/10	433	422,089	406,635	(15,454)
Canadian Dollar settling 8/16/10	465	456,756	436,687	(20,069)
Euro settling 8/16/10	81	107,992	99,073	(8,919)
Euro settling 8/16/10	132	175,986	161,452	(14,534)
Euro settling 8/16/10	301	383,251	368,160	(15,091)
Euro settling 9/15/10	20	24,758	24,467	(291)
Euro settling 9/15/10	50	61,551	61,167	(384)
Euro settling 9/15/10	54	66,847	66,060	(787)
Japanese Yen settling 7/15/10	4,400	47,310	49,776	2,466
Japanese Yen settling 8/16/10	85,652	922,050	969,444	47,394
Japanese Yen settling 8/16/10	28,296	302,958	320,265	17,307
Japanese Yen settling 8/16/10	38,451	421,797	435,204	13,407
Japanese Yen settling 8/16/10	37,343	410,128	422,663	12,535
Japanese Yen settling 8/16/10	40,370	445,104	456,924	11,820
Japanese Yen settling 8/16/10	20,254	217,783	229,243	11,460
Japanese Yen settling 8/16/10	15,187	161,380	171,892	10,512
Japanese Yen settling 8/16/10	21,263	230,723	240,663	9,940
Japanese Yen settling 9/15/10	13,466	148,002	152,492	4,490
Japanese Yen settling 9/15/10	6,437	69,498	72,894	3,396
Japanese Yen settling 9/15/10	6,075	66,743	68,795	2,052
New Zealand Dollar settling 9/15/10	75	52,943	51,161	(1,782)

New Zealand Dollar settling 9/15/10	367	259,917	250,348	(9,569)
Norwegian Krone settling 9/15/10	388	57,450	59,397	1,947
Norwegian Krone settling 9/15/10	1,249	192,390	191,204	(1,186)
Swiss Franc settling 8/16/10	423	367,538	392,744	25,206
Swiss Franc settling 8/16/10	318	287,983	295,254	7,271
Swiss Franc settling 8/16/10	243	219,241	225,619	6,378
Swiss Franc settling 8/16/10	6	5,389	5,571	182
Sale Contracts:
Australian Dollar settling 8/26/10	7,269	6,217,610	6,080,066	137,544
Australian Dollar settling 9/15/10	138	119,230	115,151	4,079
Australian Dollar settling 9/15/10	29	25,055	24,198	857
British Pound settling 7/26/10	958	1,437,716	1,431,870	5,846
British Pound settling 7/26/10	187	279,654	279,505	149
British Pound settling 7/26/10	438	642,646	653,818	(11,172)
British Pound settling 7/26/10	224	323,307	334,673	(11,366)
British Pound settling 7/26/10	1,222	1,808,829	1,825,420	(16,591)
British Pound settling 7/26/10	850	1,244,720	1,269,462	(24,742)
British Pound settling 7/26/10	825	1,202,748	1,232,233	(29,485)
British Pound settling 7/26/10	820	1,178,604	1,225,676	(47,072)
British Pound settling 7/26/10	949	1,365,535	1,417,714	(52,179)
British Pound settling 7/26/10	1,092	1,573,266	1,632,170	(58,904)
British Pound settling 7/26/10	8,821	12,755,512	13,179,181	(423,669)
British Pound settling 8/16/10	81	124,663	121,019	3,644
British Pound settling 8/26/10	2,003	2,970,682	2,992,116	(21,434)
British Pound settling 9/15/10	9	13,322	13,446	(124)
British Pound settling 9/15/10	26	38,244	38,845	(601)
British Pound settling 9/15/10	32	46,613	47,809	(1,196)
Canadian Dollar settling 7/22/10	7,234	6,973,573	6,794,202	179,371
Canadian Dollar settling 7/22/10	3,646	3,538,186	3,424,149	114,037
Canadian Dollar settling 7/22/10	2,346	2,289,769	2,203,043	86,726
Canadian Dollar settling 7/22/10	1,672	1,630,174	1,570,375	59,799
Canadian Dollar settling 7/22/10	1,490	1,459,393	1,399,663	59,730
Canadian Dollar settling 7/22/10	2,220	2,114,091	2,085,090	29,001
Canadian Dollar settling 7/22/10	1,628	1,552,237	1,529,194	23,043
Canadian Dollar settling 7/22/10	2,611	2,469,720	2,452,264	17,456
Canadian Dollar settling 7/22/10	479	449,907	449,681	226
Canadian Dollar settling 9/15/10	85	83,026	79,807	3,219
Canadian Dollar settling 9/15/10	179	171,066	168,064	3,002
Canadian Dollar settling 9/15/10	174	166,085	163,370	2,715
Canadian Dollar settling 9/15/10	57	55,194	53,518	1,676
Canadian Dollar settling 9/15/10	69	65,360	64,785	575
Danish Krone settling 8/06/10	9,756	1,599,603	1,601,750	(2,147)
Euro settling 8/16/10	132	179,652	161,452	18,200
Euro settling 8/25/10	61,045	74,937,115	74,668,853	268,262
Euro settling 8/25/10	1,986	2,458,800	2,429,141	29,659
Euro settling 8/25/10	1,170	1,450,257	1,431,065	19,192
Euro settling 8/25/10	1,522	1,881,367	1,862,208	19,159
Euro settling 8/25/10	1,349	1,667,456	1,649,821	17,635
Euro settling 8/25/10	1,441	1,777,357	1,762,252	15,105
Euro settling 8/25/10	1,966	2,414,269	2,404,392	9,877
Euro settling 8/25/10	1,054	1,296,861	1,288,744	8,117
Euro settling 8/25/10	342	418,182	417,747	435
Euro settling 8/25/10	2,442	2,986,731	2,987,123	(392)
Euro settling 9/15/10	20	25,468	24,467	1,001
Japanese Yen settling 7/15/10	24,117	272,781	272,830	(49)
Japanese Yen settling 7/15/10	139,782	1,576,570	1,581,296	(4,726)
Japanese Yen settling 7/15/10	37,593	417,265	425,275	(8,010)
Japanese Yen settling 7/15/10	22,377	243,680	253,144	(9,464)
Japanese Yen settling 7/15/10	54,299	595,933	614,263	(18,330)
Japanese Yen settling 7/15/10	117,427	1,302,326	1,328,403	(26,077)
Japanese Yen settling 7/15/10	106,705	1,162,310	1,207,108	(44,798)
Japanese Yen settling 7/15/10	123,032	1,345,240	1,391,807	(46,567)
Japanese Yen settling 7/15/10	177,427	1,956,127	2,007,156	(51,029)
Japanese Yen settling 7/15/10	94,823	1,020,303	1,072,693	(52,390)
Japanese Yen settling 7/15/10	150,789	1,653,081	1,705,817	(52,736)
Japanese Yen settling 7/15/10	219,788	2,393,914	2,486,370	(92,456)
Japanese Yen settling 7/15/10	223,489	2,422,513	2,528,241	(105,728)

Japanese Yen settling 7/15/10	475,810	5,230,468	5,382,653	(152,185)
Japanese Yen settling 7/15/10	454,452	4,963,591	5,141,028	(177,437)
Japanese Yen settling 7/15/10	1,509,451	16,224,198	17,075,812	(851,614)
New Zealand Dollar settling 7/29/10	3,651	2,526,101	2,499,556	26,545
New Zealand Dollar settling 7/29/10	4,045	2,695,544	2,769,241	(73,697)
New Zealand Dollar settling 9/15/10	21	14,150	14,325	(175)
Norwegian Krone settling 9/02/10	33,218	5,163,774	5,088,439	75,335
Polish Zloty settling 7/14/10	1,716	528,122	505,354	22,768
Polish Zloty settling 7/14/10	3,756	1,128,351	1,106,407	21,944
Swedish Krona settling 8/16/10	5,346	670,261	685,607	(15,346)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate market value of these securities amounted to $8,467,384 or 1.9% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(d)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,952,099 and gross unrealized depreciation of investments was $(4,657,908), resulting in net unrealized appreciation of $1,294,191.
(e)	An amount of U.S. $5,200,474 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2010.

Currency Abbreviations

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Pound Sterling
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona

Glossary:

LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc. - Overlay B

Portfolio Summary

June 30, 2010 (unaudited)

Country Breakdown*

34.8%	United States
10.9%	Japan
9.6%	Germany
9.0%	United Kingdom
7.7%	France
7.4%	Canada
4.6%	Netherlands
2.9%	Australia
2.6%	Austria
2.5%	Belgium
2.2%	Supranational
1.6%	New Zealand
1.3%	Finland
0.7%	Norway
2.2%	Other

*	All data are as of June 30, 2010. The Portfolio’s country breakdown is expressed as a percentage of Portfolio’s long-term investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Brazil, China, Denmark, Hong Kong, Italy, Poland,, Singapore, Sweden and Switzerland.

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Governments - Treasuries	$—	$253,388,842		$—	$253,388,842
Governments - Sovereign Agencies	—	30,606,356		—	30,606,356
Common Stocks
Equity:Other	1,886,131	2,784,730		—	4,670,861
Retail	1,647,455	768,235		—	2,415,690
Residential	1,473,849	704,657		—	2,178,506
Office	913,522	828,181		—	1,741,703
Lodging	472,443	48,348		—	520,791
Consumer Discretionary	273,174	186,102		—	459,276
Industrials	187,591	166,594		—	354,185
Information Technology	—	105,454		—	105,454
Telecommunication Services	57,753	—		—	57,753
Corporates - Investment Grades	—	10,659,184		—	10,659,184
Supranationals	—	6,847,728		—	6,847,728
Inflation-Linked Securities	—	2,767,065		—	2,767,065
Local Governments - Provincial Bonds	—	913,032		—	913,032
Agencies	—	803,969		—	803,969
Warrants	204	—		—	204
Short-Term Investments
Investment Companies	132,038,627	—		—	132,038,627
Foreign Government Bond	—	2,825,129		—	2,825,129

Total Investments in Securities	138,950,749	314,403,606	+	—	453,354,355
Other Financial Instruments*:
Assets	645,295	1,518,398		—	2,163,693
Liabilities	(2,747,595)	(2,912,088)		—	(5,659,683)

Total	$136,848,449	$313,009,916		$—	$449,858,365

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 50.2%
Financials - 8.8%
Capital Markets - 1.3%
Credit Suisse Group AG	44,900	$1,688,116
Credit Suisse Group AG (Sponsored ADR)	22,300	834,689
Deutsche Bank AG	17,900	1,005,428
Franklin Resources, Inc.	18,500	1,594,515
Goldman Sachs Group, Inc. (The)	43,900	5,762,753
GP Investments Ltd. (a)	111,100	370,539
Julius Baer Group Ltd.	32,370	922,952
Macquarie Group Ltd.	18,420	566,166
Man Group PLC	348,900	1,156,571
Morgan Stanley	63,700	1,478,477

		15,380,206

Commercial Banks - 3.3%
Banco Bradesco SA (Preference Shares)	12,500	194,668
Banco Santander SA	109,000	1,142,993
Bank of China Ltd.	1,464,000	738,591
Bank Rakyat Indonesia	467,500	474,633
Barclays PLC	268,600	1,072,118
BB&T Corp.	70,000	1,841,700
BNP Paribas	21,640	1,164,248
China Construction Bank Corp.-Class H	554,000	445,977
Comerica, Inc.	43,300	1,594,739
Danske Bank A/S (a)	42,100	810,106
DnB NOR ASA	46,800	450,132
Fifth Third Bancorp	140,400	1,725,516
HSBC Holdings PLC	88,400	810,480
Industrial & Commercial Bank of China-Class H	843,000	613,810
Itau Unibanco Holding SA (ADR)	48,150	867,181
KB Financial Group, Inc. (ADR)	20,700	784,323
KBC Groep NV (a)	13,100	502,126
National Australia Bank Ltd.	70,000	1,353,397
National Bank of Canada	11,500	588,206
OTP Bank PLC (a)	23,300	469,783
Societe Generale	15,200	625,463
Standard Chartered PLC	93,100	2,267,023
Sumitomo Mitsui Financial Group, Inc.	27,800	786,805
Toronto-Dominion Bank (The)	8,300	537,818
Turkiye Garanti Bankasi AS	123,700	514,794
Turkiye Vakiflar Bankasi Tao-Class D	219,600	499,345
UniCredit Italiano SpA	446,600	987,894
Wells Fargo & Co.	529,000	13,542,400

		37,406,269

Consumer Finance - 0.2%
Capital One Financial Corp.	31,700	1,277,510
ORIX Corp.	11,370	823,697

		2,101,207

Diversified Financial Services - 2.8%
AMMB Holdings Bhd	140,000	214,563
Bank of America Corp.	644,400	9,260,028
Challenger Financial Services Group Ltd.	45,800	133,545
CME Group, Inc.-Class A	11,200	3,153,360
Hong Kong Exchanges and Clearing Ltd.	45,300	707,673

JPMorgan Chase & Co.	489,800	17,931,578

		31,400,747

Insurance - 0.9%
Admiral Group PLC	69,931	1,464,516
Allianz SE	14,000	1,385,627
Aviva PLC	132,800	617,147
China Life Insurance Co., Ltd.-Class H	245,000	1,069,894
Muenchener Rueckversicherungs AG (MunichRe)	4,900	615,258
Principal Financial Group, Inc.	63,300	1,483,752
Prudential PLC	56,000	422,386
Travelers Cos., Inc. (The)	57,300	2,822,025
XL Group PLC	51,200	819,712

		10,700,317

Real Estate Management & Development - 0.3%
China Overseas Land & Investment Ltd.	240,000	447,195
Great Eagle Holdings Ltd.	47,000	119,598
Hang Lung Properties Ltd.	226,000	868,738
Mitsui Fudosan Co., Ltd.	60,000	835,108
New World Development Ltd.	310,000	503,269
Shimao Property Holdings Ltd.	202,000	313,372
Sumitomo Realty & Development Co., Ltd.	29,000	492,766

		3,580,046

		100,568,792

Information Technology - 8.5%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	243,500	5,188,985
Motorola, Inc. (a)	617,000	4,022,840
Nokia Oyj	110,300	899,033
Nokia Oyj (Sponsored ADR)-Class A	56,800	462,920
Research In Motion Ltd. (a)	23,400	1,152,684
Telefonaktiebolaget LM Ericsson-Class B	97,076	1,076,788

		12,803,250

Computers & Peripherals - 3.2%
Apple, Inc. (a)	61,000	15,343,330
Dell, Inc. (a)	113,000	1,362,780
EMC Corp. (a)	356,000	6,514,800
Hewlett-Packard Co.	255,900	11,075,352
Logitech International SA (a)	31,300	423,690
Quanta Computer, Inc.	122,000	220,520
Toshiba Corp. (a)	221,000	1,094,739

		36,035,211

Electronic Equipment, Instruments & Components - 0.7%
AU Optronics Corp.	753,000	666,736
Corning, Inc.	94,800	1,531,020
Keyence Corp.	2,000	462,485
Nippon Electric Glass Co., Ltd.	56,000	641,454
Tyco Electronics Ltd.	160,000	4,060,800

		7,362,495

Internet Software & Services - 1.0%
AOL, Inc. (a)	11,100	230,769
Google, Inc.-Class A (a)	25,000	11,123,750

Yahoo! Japan Corp.	991	394,988

		11,749,507

IT Services - 0.6%
Accenture PLC	52,400	2,025,260
Cap Gemini SA	18,100	795,487
International Business Machines Corp.	16,900	2,086,812
Visa, Inc.-Class A	27,100	1,917,325

		6,824,884

Office Electronics - 0.1%
Canon, Inc.	23,300	868,378

Semiconductors & Semiconductor Equipment - 1.3%
Aixtron AG	15,700	371,168
ASML Holding NV	38,200	1,051,258
Broadcom Corp.-Class A	78,100	2,574,957
Elpida Memory, Inc. (a)	25,600	393,305
Intel Corp.	343,200	6,675,240
KLA-Tencor Corp.	72,000	2,007,360
Samsung Electronics Co., Ltd. (GDR) (London) (b)	800	250,205
Samsung Electronics Co., Ltd. (GDR) (OTC U.S.) (b)	4,850	1,536,237
United Microelectronics Corp. (a)	870,000	382,906

		15,242,636

Software - 0.5%
Microsoft Corp.	243,100	5,593,731

		96,480,092

Consumer Discretionary - 7.8%
Auto Components - 0.4%
Johnson Controls, Inc.	101,400	2,724,618
Lear Corp. (a)	28,400	1,880,080

		4,604,698

Automobiles - 0.8%
Bayerische Motoren Werke AG	22,400	1,088,114
Dongfeng Motor Group Co., Ltd.-Class H	304,000	349,933
Ford Motor Co. (a)	582,600	5,872,608
Honda Motor Co., Ltd.	26,700	784,255
Nissan Motor Co., Ltd. (a)	128,700	896,843
Renault SA (a)	12,200	452,222

		9,443,975

Distributors - 0.2%
Inchcape PLC (a)	79,620	290,932
Li & Fung Ltd.	486,000	2,180,537

		2,471,469

Diversified Consumer Services - 0.0%
Estacio Participacoes SA	4,900	54,565

Hotels, Restaurants & Leisure - 0.2%
Ajisen China Holdings Ltd.	44,800	50,008
Carnival PLC	15,317	496,139
Hyatt Hotels Corp. (a)	15,400	571,186

Royal Caribbean Cruises Ltd. (a)	52,000	1,184,040

		2,301,373

Household Durables - 0.8%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	40,100	433,435
DR Horton, Inc.	315,800	3,104,314
Electrolux AB	21,900	500,652
Fortune Brands, Inc.	25,100	983,418
Garmin Ltd.	51,500	1,502,770
MRV Engenharia e Participacoes SA	29,500	207,726
Rossi Residencial SA	27,600	198,934
Sharp Corp.	73,000	770,050
Sony Corp.	33,200	885,544

		8,586,843

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	8,300	906,858

Media - 3.1%
British Sky Broadcasting Group PLC	74,900	782,090
Cablevision Systems Corp.	80,100	1,923,201
Comcast Corp.-Class A	504,700	8,766,639
DIRECTV (a)	53,900	1,828,288
Informa PLC	81,300	429,536
Jupiter Telecommunications Co., Ltd.	145	138,824
Meredith Corp.	33,200	1,033,516
News Corp.-Class A	457,900	5,476,484
Time Warner Cable, Inc.-Class A	109,300	5,692,344
Time Warner, Inc.	143,000	4,134,130
Vivendi SA	53,700	1,091,295
Walt Disney Co. (The)	115,000	3,622,500
WPP PLC	0	0

		34,918,847

Multiline Retail - 1.0%
Kohl’s Corp. (a)	115,400	5,481,500
Marks & Spencer Group PLC	165,300	814,336
PPR	4,700	583,848
Target Corp.	96,200	4,730,154

		11,609,838

Specialty Retail - 1.0%
Esprit Holdings Ltd.	148,200	797,911
Fast Retailing Co., Ltd.	8,200	1,240,779
Gap, Inc. (The)	162,200	3,156,412
Hennes & Mauritz AB-Class B	29,200	802,485
Inditex SA	14,090	803,430
Lowe’s Cos., Inc.	131,000	2,675,020
Ross Stores, Inc.	32,000	1,705,280
Yamada Denki Co., Ltd.	10,470	684,108

		11,865,425

Textiles, Apparel & Luxury Goods - 0.2%
Anta Sports Products Ltd.	243,000	437,449
Cie Financiere Richemont SA	13,600	474,807
Daphne International Holdings Ltd.	122,000	123,550
Polo Ralph Lauren Corp.-Class A	19,800	1,444,608

Ports Design Ltd.	75,200	191,270

		2,671,684

		89,435,575

Health Care - 6.1%
Biotechnology - 1.2%
Celgene Corp. (a)	51,600	2,622,312
Gilead Sciences, Inc. (a)	278,100	9,533,268
Vertex Pharmaceuticals, Inc. (a)	66,500	2,187,850

		14,343,430

Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	82,400	12,210,856
Covidien PLC	63,300	2,543,394

		14,754,250

Health Care Providers & Services - 0.5%
Celesio AG	8,600	187,528
Community Health Systems, Inc. (a)	57,900	1,957,599
Express Scripts, Inc.-Class A (a)	51,000	2,398,020
Fresenius Medical Care AG & Co. KGaA	15,000	809,318

		5,352,465

Pharmaceuticals - 3.1%
AstraZeneca PLC	38,800	1,829,258
AstraZeneca PLC (Sponsored ADR)	89,700	4,227,561
Bayer AG	19,800	1,106,452
Johnson & Johnson	104,800	6,189,488
Merck & Co., Inc.	75,900	2,654,223
Novartis AG	59,650	2,890,824
Pfizer, Inc.	426,600	6,083,316
Roche Holding AG	13,225	1,820,311
Sanofi-Aventis SA	35,400	2,132,044
Shire PLC	4,240	86,980
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	115,050	5,981,449

		35,001,906

		69,452,051

Energy - 5.9%
Energy Equipment & Services - 1.9%
AMEC PLC	100,976	1,237,092
Cameron International Corp. (a)	45,500	1,479,660
Cie Generale de Geophysique-Veritas (a)	18,700	332,671
Ensco PLC (Sponsored ADR)	112,800	4,430,784
Petroleum Geo-Services ASA (a)	30,650	255,479
Rowan Cos., Inc. (a)	31,800	697,692
Saipem SpA	41,600	1,267,061
Schlumberger Ltd.	163,700	9,059,158
Technip SA	26,115	1,497,848
Transocean Ltd. (a)	22,000	1,019,260

		21,276,705

Oil, Gas & Consumable Fuels - 4.0%
Afren PLC (a)	504,000	636,466
Banpu PCL (NVDR)	24,900	461,175

BG Group PLC	76,100	1,131,823
BP PLC	150,000	718,075
China Coal Energy Co.-Class H	609,000	757,746
China Petroleum & Chemical Corp.-Class H	690,000	557,451
Cimarex Energy Co.	28,500	2,040,030
ConocoPhillips	87,600	4,300,284
Devon Energy Corp.	69,900	4,258,308
EnCana Corp.	23,000	696,557
ENI SpA	2,900	53,233
EOG Resources, Inc.	15,400	1,514,898
Exxon Mobil Corp.	9,300	530,751
Gazprom OAO (Sponsored ADR)	76,100	1,431,441
JX Holdings, Inc. (a)	90,800	448,788
LUKOIL OAO (London) (Sponsored ADR)	13,600	700,400
Marathon Oil Corp.	135,000	4,197,150
Newfield Exploration Co. (a)	34,500	1,685,670
Nexen, Inc. (New York)	131,500	2,586,605
Nexen, Inc. (Toronto)	50,000	983,514
Noble Energy, Inc.	53,000	3,197,490
Occidental Petroleum Corp.	17,000	1,311,550
OMV AG	10,900	327,333
Penn West Energy Trust	44,913	856,450
Petroleo Brasileiro SA (Sponsored ADR)	29,000	864,200
Rosneft Oil Co. (GDR) (a)(b)	64,100	396,138
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	100,800	2,533,874
Suncor Energy, Inc. (New York)	51,600	1,519,104
Suncor Energy, Inc. (Toronto)	64,600	1,901,196
Valero Energy Corp.	162,900	2,928,942
Yanzhou Coal Mining Co., Ltd.-Class H	290,000	558,353

		46,084,995

		67,361,700

Consumer Staples - 4.8%
Beverages - 0.9%
Anheuser-Busch InBev NV	50,300	2,418,485
Carlsberg A/S	6,525	497,264
Cia de Bebidas das Americas (Preference Shares)	9,200	916,993
Constellation Brands, Inc.-Class A (a)	57,400	896,588
PepsiCo, Inc.	84,600	5,156,370

		9,885,700

Food & Staples Retailing - 1.1%
Aeon Co., Ltd.	32,100	339,661
Casino Guichard Perrachon SA	10,600	804,379
Costco Wholesale Corp.	94,400	5,175,952
CVS Caremark Corp.	23,800	697,816
Olam International Ltd.	156,000	286,332
Safeway, Inc.	179,800	3,534,868
Supervalu, Inc.	17,500	189,700
Tesco PLC	299,600	1,690,167

		12,718,875

Food Products - 1.0%
Bunge Ltd.	64,300	3,162,917
Chaoda Modern Agriculture Holdings Ltd.	452,000	437,366
China Green Holdings Ltd.	84,000	84,283
Nestle SA	13,401	646,181
Nutreco Holding NV	3,600	193,311

Sara Lee Corp.	300,200	4,232,820
Smithfield Foods, Inc. (a)	129,200	1,925,080
Unilever NV	27,400	748,272

		11,430,230

Household Products - 0.7%
Procter & Gamble Co. (The)	144,000	8,637,120

Tobacco - 1.1%
Altria Group, Inc.	178,400	3,575,136
British American Tobacco PLC	104,200	3,306,871
Imperial Tobacco Group PLC	85,300	2,383,340
Japan Tobacco, Inc.	937	2,915,095

		12,180,442

		54,852,367

Industrials - 4.5%
Aerospace & Defense - 0.8%
BAE Systems PLC	187,900	874,528
Goodrich Corp.	23,600	1,563,500
Honeywell International, Inc.	40,600	1,584,618
Lockheed Martin Corp.	6,600	491,700
Northrop Grumman Corp.	31,400	1,709,416
Raytheon Co.	43,100	2,085,609
Rolls-Royce Group -C Shares (a)	2,727,000	4,074
Rolls-Royce Group PLC (a)	102,700	857,215

		9,170,660

Air Freight & Logistics - 0.0%
FedEx Corp.	7,100	497,781

Airlines - 0.1%
Delta Air Lines, Inc. (a)	145,000	1,703,750

Commercial Services & Supplies - 0.4%
Capita Group PLC (The)	207,000	2,280,568
G4S PLC	114,000	451,981
Rentokil Initial PLC (a)	271,700	435,421
Serco Group PLC	105,500	921,331

		4,089,301

Construction & Engineering - 0.1%
Bouygues SA	34,400	1,327,890
Vinci SA	4,700	195,152

		1,523,042

Electrical Equipment - 0.5%
Cooper Industries PLC	93,900	4,131,600
Trina Solar Ltd. (Sponsored ADR) (a)	27,600	476,928
Vestas Wind Systems A/S (a)	14,700	611,756

		5,220,284

Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	35,300	558,665
General Electric Co.	191,000	2,754,220
Textron, Inc.	47,100	799,287

		4,112,172

Machinery - 1.7%
Cargotec Oyj	7,100	185,241
Danaher Corp.	151,900	5,638,528
Dover Corp.	59,500	2,486,505
Illinois Tool Works, Inc.	105,600	4,359,168
Ingersoll-Rand PLC	107,800	3,718,022
NGK Insulators Ltd.	24,000	373,800
SPX Corp.	15,500	818,555
Vallourec SA	7,425	1,280,161

		18,859,980

Professional Services - 0.2%
Bureau Veritas SA	14,300	774,501
Randstad Holding NV (a)	6,000	235,771
SGS SA	613	827,337

		1,837,609

Road & Rail - 0.0%
East Japan Railway Co.	2,500	166,464
Firstgroup PLC	54,000	293,121

		459,585

Trading Companies & Distributors - 0.3%
Mitsubishi Corp.	94,200	1,948,850
Mitsui & Co., Ltd.	141,600	1,651,874
Noble Group Ltd.	177,727	214,816

		3,815,540

Transportation Infrastructure - 0.0%
China Merchants Holdings International Co., Ltd.	114,000	374,892

		51,664,596

Materials - 2.3%
Chemicals - 0.7%
Arkema SA	10,000	348,038
DIC Corp.	124,000	191,080
Dow Chemical Co. (The)	98,200	2,329,304
Israel Chemicals Ltd.	82,300	857,375
K+S AG	29,200	1,341,924
Nippon Shokubai Co., Ltd.	24,000	227,657
Potash Corp. of Saskatchewan, Inc.	23,540	2,030,090
Umicore	3,532	101,902

		7,427,370

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC (a)	23,600	194,912

Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd.	7,700	468,006
AK Steel Holding Corp.	4,700	56,024
ArcelorMittal (New York)	21,900	586,044
BHP Billiton PLC	76,800	1,991,313
Commercial Metals Co.	59,000	779,980
Dowa Holdings Co., Ltd.	19,000	91,030
Eurasian Natural Resources Corp. PLC	21,200	269,767
Freeport-McMoRan Copper & Gold, Inc.	56,200	3,323,106
Gold Fields Ltd. (Sponsored ADR)	33,200	443,884
Impala Platinum Holdings Ltd.	31,000	721,496
JFE Holdings, Inc.	17,400	538,304

Kazakhmys PLC	23,300	342,019
KGHM Polska Miedz SA	21,400	552,797
Lundin Mining Corp. (a)	86,500	244,577
Mitsubishi Materials Corp. (a)	172,000	457,179
New Gold, Inc. (a)	58,400	362,617
Reliance Steel & Aluminum Co.	15,290	552,733
Rio Tinto PLC	30,000	1,317,432
Steel Dynamics, Inc.	11,800	155,642
Vale SA (Sponsored ADR) (Local Preference Shares)	60,900	1,280,118
Vale SA (Sponsored ADR)-Class B	35,800	871,730
Xstrata PLC	169,520	2,219,807

		17,625,605

Paper & Forest Products - 0.0%
Fibria Celulose SA (Sponsored ADR) (a)	27,300	404,040

		25,651,927

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	147,300	3,563,187
China Unicom Hong Kong Ltd.	270,000	361,145
France Telecom SA	27,300	473,516
Nippon Telegraph & Telephone Corp.	28,000	1,140,605
Telecom Italia SpA (ordinary shares)	968,200	1,069,232
Telefonica SA	11,100	205,624
Telstra Corp. Ltd.	14,700	40,068

		6,853,377

Wireless Telecommunication Services - 0.4%
China Mobile Ltd.	69,000	683,519
KDDI Corp.	118	562,469
Sprint Nextel Corp. (a)	38,600	163,664
Vodafone Group PLC	887,100	1,827,862
Vodafone Group PLC (Sponsored ADR)	79,300	1,639,131

		4,876,645

		11,730,022

Utilities - 0.5%
Electric Utilities - 0.4%
E.ON AG	51,100	1,373,986
EDF SA	21,800	829,416
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference Shares)-Class B	10,600	211,178
Pepco Holdings, Inc.	62,000	972,160
Tokyo Electric Power Co., Inc. (The)	37,200	1,011,968

		4,398,708

Gas Utilities - 0.0%
Tokyo Gas Co., Ltd.	71,000	324,125

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	38,200	1,231,950

		5,954,783

Total Common Stocks (cost $633,794,944)		573,151,905

WARRANTS - 0.8%
Financials - 0.3%
Commercial Banks - 0.2%
Bank of Baroda, JPMorgan Chase Bank NA, expiring 9/29/14 (a)(b)	22,700	341,181
Hana Financial Group, Inc., Deutsche Bank AG London, expiring 11/18/19 (a)(b)	32,200	865,749
Punjab National Bank Ltd., Merrill Lynch Intl & Co., expiring 3/10/11 (a)(b)	15,600	351,583
Sberbank of Russian Federation, Deutsche Bank AG London, expiring 2/28/18 (a)	293,100	718,095

		2,276,608

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(b)	23,100	1,464,177

		3,740,785

Information Technology - 0.2%
Computers & Peripherals - 0.0%
Quantra Computer, Inc., Credit Suisse/Nassau, expiring 4/02/12 (a)	61,500	112,299

Electronic Equipment, Instruments & Components - 0.0%
Unimicron Technology Corp., Deutsche Bank AG London, expiring 7/31/18 (a)(b)	44,900	66,232

Semiconductors & Semiconductor Equipment - 0.2%
Powertech Technology, Inc., Deutsche Bank AG London, expiring 1/30/17 (a)	25,400	71,222
Samsung Electronics Co., Ltd., Deutsche Bank AG London, expiring 1/24/17 (a)(b)	1,730	1,095,940
United Microelectronics Corp., JPMorgan Chase Bank NA, expiring 9/29/14 (a)(b)	829,100	364,804

		1,531,966

		1,710,497

Industrials - 0.1%
Electrical Equipment - 0.1%
Au Optronics Corp., Credit Suisse/Nassau, expiring 2/17/12 (a)	387,300	345,471
Bharat Heavy Electricals Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (a)(b)	13,200	695,508

		1,040,979

Machinery - 0.0%
Jain Irrigation Systems Ltd., Deutsche Bank AG London, expiring 5/21/18 (a)	16,771	386,961

		1,427,940

Materials - 0.1%
Metals & Mining - 0.1%
Hon Hai Precision, Credit Suisse, expiring 9/15/14 (a)	120,200	373,942

Sesa Goa Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (a)(b)	63,700	480,935
Tata Steel Ltd., Merrill Lynch Intl & Co., expiring 12/23/14 (a)(b)	53,300	557,332

		1,412,209

Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Educomp Solutions Ltd., Deutsche Bank AG London, expiring 8/10/17 (a)(b)	41,900	480,384

Total Warrants (cost $9,438,674)		8,771,815

SHORT-TERM INVESTMENTS - 51.5%
Investment Companies - 51.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (c) (cost $587,764,823)	587,764,823	587,764,823

Total Investments - 102.5% (cost $1,230,998,441) (d)		1,169,688,543
Other assets less liabilities - (2.5)%		(28,186,252)

Net Assets - 100.0%		$1,141,502,291

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr Futures	2,675	September 2010	$321,788,035	$327,812,890	$6,024,855
U.S. T-Note 5 Yr Futures	1,833	September 2010	214,334,741	216,938,415	2,603,674
U.S. T-Note 2 Yr Futures	436	September 2010	95,050,419	95,409,063	358,644
U.S. T-Bond 30 Yr Futures	72	September 2010	8,957,480	9,180,000	222,520
EURO STOXX 50	16	September 2010	536,514	502,444	(34,070)
ASX SPI 200 INDEX FUTURES SEP10 XSFE	4	September 2010	379,807	358,754	(21,053)

Sold Contracts
S&P 500 Mini Index Futures	3,049	September 2010	163,412,730	156,505,170	6,907,560
S&P TSE 60 Index Futures	42	September 2010	5,391,103	5,201,522	189,581
MSCI EAFE Mini Index Futures	684	September 2010	47,264,765	44,979,840	2,284,925
MSCI Emerging Market Mini Futures	337	September 2010	15,701,418	15,122,875	578,543

					$19,115,179

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/16/10	1,600	$1,464,352	$1,339,816	$(124,536)
Australian Dollar settling 8/16/10	2,955	2,711,981	2,474,473	(237,508)
Australian Dollar settling 8/16/10	152	139,786	127,283	(12,503)
Australian Dollar settling 8/16/10	630	562,225	527,553	(34,672)
Australian Dollar settling 8/16/10	197	175,807	164,965	(10,842)
Australian Dollar settling 8/16/10	1,661	1,451,598	1,390,897	(60,701)
Australian Dollar settling 8/16/10	867	773,009	726,013	(46,996)
Australian Dollar settling 8/16/10	1,667	1,475,462	1,395,921	(79,541)
Australian Dollar settling 8/16/10	816	724,428	683,306	(41,122)
Australian Dollar settling 8/16/10	703	619,751	588,682	(31,069)
Australian Dollar settling 8/16/10	1,195	1,004,852	1,000,675	(4,177)
Australian Dollar settling 8/16/10	1,212	1,037,933	1,014,911	(23,022)
Australian Dollar settling 8/16/10	1,277	1,073,038	1,069,341	(3,697)
Australian Dollar settling 8/16/10	1,570	1,305,424	1,314,695	9,271
British Pound settling 8/16/10	137	209,292	204,686	(4,606)
British Pound settling 8/16/10	285	428,529	425,806	(2,723)
British Pound settling 8/16/10	908	1,365,278	1,356,603	(8,675)
British Pound settling 8/16/10	2,412	3,543,855	3,603,663	59,808
British Pound settling 8/16/10	1,287	1,927,952	1,922,850	(5,102)
British Pound settling 8/16/10	2,531	3,762,585	3,781,456	18,871
British Pound settling 8/16/10	439	645,387	655,891	10,504
British Pound settling 8/16/10	667	971,606	996,536	24,930
British Pound settling 8/16/10	858	1,234,937	1,281,901	46,964
British Pound settling 8/16/10	901	1,312,442	1,346,145	33,703
British Pound settling 8/16/10	667	968,564	996,535	27,971
British Pound settling 8/16/10	1,832	2,769,215	2,737,111	(32,104)
British Pound settling 8/16/10	847	1,254,111	1,265,466	11,355
British Pound settling 8/16/10	733	1,083,315	1,095,143	11,828
British Pound settling 8/16/10	880	1,283,137	1,314,770	31,633
British Pound settling 8/16/10	1,279	1,837,680	1,910,898	73,218
British Pound settling 8/16/10	1,629	2,382,722	2,433,817	51,095
Canadian Dollar settling 8/16/10	361	357,897	339,019	(18,878)
Canadian Dollar settling 8/16/10	303	301,349	284,551	(16,798)
Canadian Dollar settling 8/16/10	400	398,168	375,644	(22,524)
Canadian Dollar settling 8/16/10	497	497,502	466,738	(30,764)
Canadian Dollar settling 8/16/10	716	715,972	672,404	(43,568)
Canadian Dollar settling 8/16/10	1,635	1,634,216	1,535,447	(98,769)
Canadian Dollar settling 8/16/10	510	505,903	478,947	(26,956)
Canadian Dollar settling 8/16/10	473	468,262	444,200	(24,062)
Canadian Dollar settling 8/16/10	1,347	1,304,575	1,264,983	(39,592)
Canadian Dollar settling 8/16/10	574	558,774	539,050	(19,724)
Canadian Dollar settling 8/16/10	1,090	1,070,674	1,023,631	(47,043)
Canadian Dollar settling 8/16/10	185	181,720	173,736	(7,984)
Canadian Dollar settling 8/16/10	839	809,963	787,914	(22,049)
Canadian Dollar settling 8/16/10	1,764	1,668,527	1,656,592	(11,935)
Canadian Dollar settling 8/16/10	1,158	1,128,820	1,087,491	(41,329)
Canadian Dollar settling 8/16/10	1,117	1,079,519	1,048,987	(30,532)
Canadian Dollar settling 8/16/10	942	892,561	884,643	(7,918)
Canadian Dollar settling 8/16/10	3,150	2,999,314	2,958,200	(41,114)
Euro settling 8/16/10	290	386,637	354,706	(31,931)
Euro settling 8/16/10	482	613,711	589,546	(24,165)
Euro settling 8/16/10	1,535	1,954,454	1,877,496	(76,958)
Japanese Yen settling 8/16/10	95,019	1,040,643	1,075,464	34,821
Japanese Yen settling 8/16/10	101,140	1,113,227	1,144,743	31,516
Japanese Yen settling 8/16/10	200,193	2,196,062	2,265,865	69,803
Japanese Yen settling 8/16/10	221,512	2,432,808	2,507,162	74,354
Japanese Yen settling 8/16/10	347,144	3,783,297	3,929,116	145,819
Japanese Yen settling 8/16/10	267,237	2,898,323	3,024,696	126,373
Japanese Yen settling 8/16/10	128,370	1,419,630	1,452,944	33,314
Japanese Yen settling 8/16/10	37,402	397,441	423,331	25,890
Japanese Yen settling 8/16/10	44,618	477,714	505,005	27,291
Japanese Yen settling 8/16/10	144,097	1,542,811	1,630,948	88,137

Japanese Yen settling 8/16/10	379,682	4,186,223	4,297,394	111,171
Japanese Yen settling 8/16/10	173,299	1,863,410	1,961,468	98,058
Japanese Yen settling 8/16/10	58,147	625,479	658,132	32,653
Japanese Yen settling 8/16/10	319,491	3,439,344	3,616,128	176,784
Japanese Yen settling 8/16/10	80,918	872,639	915,863	43,224
Japanese Yen settling 8/16/10	90,785	987,932	1,027,541	39,609
Japanese Yen settling 8/16/10	46,712	505,432	528,705	23,273
Japanese Yen settling 8/16/10	75,180	813,461	850,918	37,457
Japanese Yen settling 8/16/10	136,249	1,512,181	1,542,121	29,940
New Zealand Dollar settling 8/16/10	3,009	2,128,807	2,057,246	(71,561)
New Zealand Dollar settling 8/16/10	984	695,472	672,759	(22,713)
New Zealand Dollar settling 8/16/10	1,030	740,025	704,209	(35,816)
New Zealand Dollar settling 8/16/10	2,398	1,710,613	1,639,507	(71,106)
Norwegian Krone settling 8/16/10	4,553	768,033	698,030	(70,003)
Norwegian Krone settling 8/16/10	7,828	1,325,461	1,200,127	(125,334)
Norwegian Krone settling 8/16/10	13,209	2,134,443	2,025,099	(109,344)
Norwegian Krone settling 8/16/10	18,760	2,918,850	2,876,135	(42,715)
Swedish Krona settling 8/16/10	2,207	305,909	283,040	(22,869)
Swedish Krona settling 8/16/10	1,946	271,945	249,568	(22,377)
Swedish Krona settling 8/16/10	12,651	1,666,818	1,622,449	(44,369)
Swiss Franc settling 8/16/10	269	250,277	249,759	(518)
Swiss Franc settling 8/16/10	170	154,416	157,840	3,424
Swiss Franc settling 8/16/10	549	498,674	509,732	11,058
Swiss Franc settling 8/16/10	1,413	1,271,038	1,311,932	40,894
Swiss Franc settling 8/16/10	776	702,752	720,495	17,743
Swiss Franc settling 8/16/10	1,501	1,354,241	1,393,638	39,397
Swiss Franc settling 8/16/10	707	626,407	656,430	30,023
Swiss Franc settling 8/16/10	1,150	999,861	1,067,744	67,883
Swiss Franc settling 8/16/10	1,169	1,035,467	1,085,385	49,918
Swiss Franc settling 8/16/10	1,048	915,796	973,040	57,244
Swiss Franc settling 8/16/10	1,295	1,124,786	1,202,372	77,586
Sale Contracts:
Australian Dollar settling 8/16/10	349	319,412	292,247	27,165
British Pound settling 8/16/10	2,900	4,224,778	4,332,762	(107,984)
British Pound settling 8/16/10	741	1,111,626	1,107,096	4,530
British Pound settling 8/16/10	207	316,230	309,270	6,960
British Pound settling 8/16/10	1,510	2,244,766	2,256,025	(11,259)
British Pound settling 8/16/10	1,029	1,512,764	1,537,384	(24,620)
British Pound settling 8/16/10	162	245,644	242,037	3,607
British Pound settling 8/16/10	184	279,400	274,906	4,494
British Pound settling 8/16/10	238	366,822	355,585	11,237
British Pound settling 8/16/10	288	442,068	430,288	11,780
Canadian Dollar settling 8/16/10	2,158	2,093,784	2,026,602	67,182
Canadian Dollar settling 8/16/10	3,150	3,047,188	2,958,200	88,988
Canadian Dollar settling 8/16/10	1,820	1,760,597	1,709,182	51,415
Canadian Dollar settling 8/16/10	1,026	971,637	963,528	8,109
Canadian Dollar settling 8/16/10	1,323	1,315,606	1,242,444	73,162
Euro settling 8/16/10	2,458	2,961,472	3,006,440	(44,968)
Euro settling 8/16/10	1,934	2,385,802	2,365,523	20,279
Euro settling 8/16/10	166	221,316	203,038	18,278
Euro settling 8/16/10	2,710	3,405,332	3,314,667	90,665
Euro settling 8/16/10	1,667	2,268,787	2,038,949	229,838
Euro settling 8/16/10	334	454,574	408,524	46,050
Euro settling 8/16/10	438	596,801	535,728	61,073
Euro settling 8/16/10	3,414	4,551,272	4,175,747	375,525
Japanese Yen settling 8/16/10	106,055	1,187,227	1,200,373	(13,146)
Japanese Yen settling 8/16/10	35,636	378,675	403,342	(24,667)
Japanese Yen settling 8/16/10	70,852	766,630	801,931	(35,301)
Japanese Yen settling 8/16/10	39,544	421,515	447,575	(26,060)
Japanese Yen settling 8/16/10	48,666	522,419	550,821	(28,402)
Japanese Yen settling 8/16/10	33,354	357,833	377,514	(19,681)
Norwegian Krone settling 8/16/10	11,007	1,674,514	1,687,506	(12,992)
Norwegian Krone settling 8/16/10	1,347	214,116	206,511	7,605
Swedish Krona settling 8/16/10	6,000	753,917	769,480	(15,563)

Swiss Franc settling 8/16/10	619	575,916	$574,725	1,191
Swiss Franc settling 8/16/10	356	319,738	330,536	(10,798)
Swiss Franc settling 8/16/10	439	417,825	407,600	10,225
Swiss Franc settling 8/16/10	895	832,573	830,983	1,590

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate market value of these securities amounted to $8,946,405 or 0.8% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,298,532 and gross unrealized depreciation of investments was $(62,608,430), resulting in net unrealized depreciation of $(61,309,898).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A

Portfolio Summary

June 30, 2010 (unaudited)

Country Breakdown *

66.5%	United States
8.3%	United Kingdom
4.2%	Japan
2.5%	France
2.4%	Canada
1.8%	Switzerland
1.6%	Germany
1.5%	China
1.2%	Brazil
1.2%	Israel
1.0%	Hong Kong
0.9%	Netherlands
0.9%	India
0.8%	South Korea
5.2%	Other

*	All data are as of June 30, 2010. The Portfolio’s country breakdown is expressed as a percentage of Portfolio’s long-term investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Australia, Austria, Belgium, Denmark, Finland, Hungary, Indonesia, Ireland, Italy, Malaysia, Norway, Poland, Russia, Singapore, South Africa, Spain, Sweden, Taiwan, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$68,465,489	$32,103,303	$—	$100,568,792
Information Technology	84,950,715	11,529,377	—	96,480,092
Consumer Discretionary	72,078,883	17,356,692	—	89,435,575
Health Care	58,589,336	10,862,715	—	69,452,051
Energy	52,904,179	14,457,521	—	67,361,700
Consumer Staples	38,101,360	16,751,007	—	54,852,367
Industrials	34,819,187	16,841,335	4,074	51,664,596
Materials	13,887,895	11,764,032	—	25,651,927
Telecommunication Services	5,365,982	6,364,040	—	11,730,022
Utilities	2,415,288	3,539,495	—	5,954,783
Warrants	—	—	8,771,815	8,771,815
Short-Term Investments	587,764,823	—	—	587,764,823

Total Investments in Securities	1,019,343,137	141,569,517+	8,775,889	1,169,688,543
Other Financial Instruments* :
Assets	19,170,302	3,276,756	—	22,447,058
Liabilities	(55,123)	(2,462,355)	—	(2,517,478)

Total	$1,038,458,316	$142,383,918	$8,775,889	$1,189,618,123

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Industrials	Warrants	Total
Balance as of 02/08/10	$—	$—	$—
Accrued discounts /premiums	—	—	—
Realized gain (loss)	—	(71,204)	(71,204)
Change in unrealized appreciation/depreciation	(126)	(666,859)	(666,985)
Net purchases (sales)	4,200	9,509,878	9,514,078
Net transfers in and/or out of Level 3	—	—	—

Balance as of 06/30/10	$4,074	$8,771,815	$8,775,889

Net change in unrealized appreciation/depreciation from Investments held as of 06/30/10	$(126)	$(666,859)	$(666,985)

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 67.4%
Long-Term Municipal Bonds - 38.0%
Alabama - 0.6%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/19	$3,255	$3,734,299

Arizona - 1.7%
Pima Cnty AZ Swr
AGM
5.00%, 7/01/18-7/01/19	10,035	11,229,125

Arkansas - 2.0%
Arkansas GO (Arkansas Federal Hwy Grant)
4.00%, 8/01/12	12,275	13,100,494

California - 1.7%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17	7,675	8,695,928
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	100	108,558
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,084,860
Series C
5.00%, 5/01/19	730	812,439
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	680	774,214

		11,475,999

Colorado - 0.5%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010 A
5.00%, 11/15/23	300	324,165
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/20	2,875	3,029,042

		3,353,207

Florida - 4.1%
Broward Cnty FL Half-cent Sales Tax
Series 2010A
5.00%, 10/01/18-10/01/20 (a)	8,235	9,219,120
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/16	1,575	1,629,385
NPFGC Series A
5.00%, 3/01/15	80	83,603
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/16	300	341,637

Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	5,430	5,755,040
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010 B
5.00%, 10/01/13	1,535	1,665,982
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series A
5.50%, 10/01/18-10/01/19 (a)	7,425	7,960,410
Tampa Bay FL Wtr Util Sys
FGIC
6.00%, 10/01/24 (Prerefunded/ETM)	660	706,035

		27,361,212

Illinois - 3.6%
Chicago IL GO
Series 2009 C
5.00%, 1/01/23	1,785	1,905,755
Chicago IL O’Hare Intl Arpt
Series 2005B
5.25%, 1/01/18	2,450	2,703,060
Series 2010D
5.25%, 1/01/19	2,285	2,424,614
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
5.00%, 6/01/21	4,685	4,927,542
Illinois GO
Series 2007 B
5.00%, 1/01/13	805	862,477
Series 2010
5.00%, 1/01/18	160	173,274
Illinois Sales Tax
5.00%, 6/15/18	9,655	10,700,830

		23,697,552

Kansas - 0.2%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	2,125	1,136,875

Massachusetts - 3.2%
Massachusetts Dev Fin Agy (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	4,981,035
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	8,867,464
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Prerefunded/ETM)	1,640	1,803,360
Series 2002D
5.375%, 8/01/19 (Prerefunded/ETM)	1,530	1,674,371

AGM
5.25%, 11/01/30 (Prerefunded/ETM)	3,290	3,617,717

		20,943,947

Minnesota - 0.4%
Minnesota PFA (Minnesota SRF)
Series 2010 A
5.00%, 3/01/13	2,400	2,660,688

Nevada - 2.0%
Clark Cnty NV Arpt (Mccarran Airport)
Series 2010 D
5.00%, 7/01/21-7/01/22	1,010	1,091,818
Clark Cnty NV SD GO
Series 2006C
5.00%, 6/15/21	4,285	4,636,799
NPFGC-RE Series 2005 A
5.00%, 6/15/18	210	231,678
NPFGC-RE Series 2005B
5.00%, 6/15/20	6,875	7,358,244

		13,318,539

New Jersey - 1.1%
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2010DD-1
5.00%, 12/15/17	4,685	5,174,114
AMBAC Series 2005 K
5.50%, 12/15/19	1,880	2,139,515

		7,313,629

New York - 2.7%
New York NY Trnsl Fin Auth
Series 02A
5.50%, 11/01/26 (b)	3,875	4,101,339
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/12	7,010	7,422,328
New York St Loc Gov Asst Corp.
Series 2010A
4.00%, 4/01/11	6,150	6,317,649

		17,841,316

North Carolina - 0.7%
Charlotte NC COP
Series A
5.00%, 6/01/12	4,095	4,410,192
North Carolina COP
Series 2004 B
5.00%, 6/01/11	215	223,923

		4,634,115

Ohio - 1.2%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	3,000	3,164,010
Toledo OH City Svcs Spl Assmt Notes
Series 2010
4.125%, 12/01/12	4,450	4,627,065

		7,791,075

Pennsylvania - 4.3%
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 2/01/16-8/01/18	6,345	6,982,265
Pennsylvania GO
5.00%, 3/01/17	2,890	3,355,174
Series 2006
5.00%, 3/01/13	1,245	1,377,456
Series 2010A
5.00%, 5/01/13	5,130	5,703,534
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/16-6/15/17	7,000	8,000,110
Philadelphia PA Wtr & Wstwtr
AGM Series 2010A
5.00%, 6/15/19	2,500	2,802,050

		28,220,589

Puerto Rico - 1.3%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.00%, 7/01/17	1,305	1,411,097
5.25%, 7/01/19	4,000	4,339,720
Puerto Rico GO
Series A
5.00%, 7/01/30	2,450	2,550,523

		8,301,340

South Carolina - 0.2%
Renewable Water Resource Sew Sys SC
Series 2010A
5.00%, 1/01/13 (a)	1,500	1,640,370

Texas - 2.9%
Fort Bend TX ISD GO
Series 2010
5.00%, 8/15/21	5,205	6,018,281
Harris Cnty TX GO
Series 2010 A
5.00%, 10/01/26	210	231,943
Katy TX ISD GO
Series 2010 A
4.00%, 2/15/13	1,200	1,295,352
San Antonio TX GO
Series 2010
5.00%, 2/01/23	650	738,316

Univ of Texas
Series 2010A
5.00%, 8/15/22	9,755	11,153,867

		19,437,759

Washington - 3.3%
Clark Cnty WA PUD #1
5.00%, 1/01/21 (a)	11,835	12,888,315
Seattle WA GO
Series 2010
4.00%, 8/01/12	1,250	1,336,737
Snohomish Cnty WA PUD #1
Series 2010A
5.00%, 12/01/19	5,415	6,191,457
Washington St GO
Series 2010 E
5.00%, 2/01/13	1,065	1,175,654

		21,592,163

Wisconsin - 0.3%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Prerefunded/ETM)	1,640	1,814,939

Total Long-Term Municipal Bonds (cost $248,820,430)		250,599,232

Short-Term Municipal Notes - 29.4%
Alaska - 1.5%
Valdez AK Marine Terminal (Exxon Mobil Corp.)
Series 1993A
0.09%, 12/01/33 (c)	3,600	3,600,000
Series 1993B
0.09%, 12/01/33 (c)	5,400	5,400,000
Series 1993C
0.09%, 12/01/33 (c)	500	500,000

		9,500,000

California - 3.6%
California Infra & Eco Dev Bk (California Academy of Sciences)
Series 2008 A
0.12%, 9/01/38 (c)	500	500,000
California Infra & Eco Dev Bk (Pacific Gas & Electric Co.)
Series 2009A
0.13%, 11/01/26 (c)	100	100,000
California Infra & Eco Dev Bk (California Academy of Sciences)
Series 2008 C
0.15%, 9/01/38 (c)	2,000	2,000,000
California Statewide CDA (Rady Children’s Hosp)
0.10%, 8/15/47 (c)	6,500	6,500,000
California Statewide CDA (John Muir Health)
0.12%, 8/15/36 (c)	1,800	1,800,000

Series 2008C
0.13%, 8/15/27 (c)	3,400	3,400,000
California Statewide CDA (Univ Retirement Comm of Davis)
0.15%, 11/15/38 (c)	8,025	8,025,000
Tahoe Forest CA Hosp Dist
0.14%, 7/01/33 (c)	1,565	1,565,000

		23,890,000

Colorado - 2.0%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.15%, 2/01/35 (c)	1,000	1,000,000
0.19%, 5/01/38 (c)	6,485	6,485,000
Series A-14
0.19%, 1/01/39 (c)	2,000	2,000,000
Series A-9
0.19%, 9/01/36 (c)	2,600	2,600,000
Colorado Edl & Cultural Facs Auth (YMCA)
Series 2008
0.19%, 10/01/38 (c)	1,200	1,200,000

		13,285,000

Connecticut - 3.7%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
0.08%, 7/01/36 (c)	18,800	18,800,000
Series 2001A
0.10%, 7/01/36 (c)	5,400	5,400,000

		24,200,000

Delaware - 0.2%
Delaware Hlth Facs Auth (Bayhealth Med Ctr.)
Series 2009 C
0.15%, 7/01/39 (c)	1,065	1,065,000

District of Columbia - 0.0%
District of Columbia (American Univ)
Series 2008
0.19%, 10/01/38 (c)	200	200,000

Florida - 0.1%
Broward Cnty FL Edl Facs Auth (Nova Southeastern Univ)
0.15%, 4/01/24 (c)	195	195,000
Jacksonville FL EDC (Shands Jacksonville Med Ctr)
Series 2008
0.15%, 2/01/29 (c)	400	400,000

Jacksonville FL Hlth Facs Auth (Baptist Medical Center)
0.15%, 8/15/33 (c)	100	100,000

		695,000

Illinois - 0.2%
Chicago IL Brd of Ed GO
Series 2010A
0.13%, 3/01/35 (c)	1,300	1,300,000

Iowa - 0.0%
Iowa Finance Auth (Iowa Hlth Sys)
Series 2009E
0.18%, 7/01/39 (c)	100	100,000

Kansas - 0.3%
Wichita KS Hosp Fac (Christi Hlth System)
Series 2009 B
0.13%, 11/15/39 (c)	1,900	1,900,000
Series 2009 B-2
0.13%, 11/15/39 (c)	100	100,000

		2,000,000

Kentucky - 0.3%
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
0.13%, 8/15/38 (c)	1,200	1,200,000
Series 2009B-1
0.15%, 8/15/38 (c)	800	800,000

		2,000,000

Massachusetts - 1.3%
Massachusetts GO
Series 2000B
0.14%, 12/01/30 (c)	700	700,000
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 99R
0.08%, 11/01/49 (c)	5,300	5,300,000
Massachusetts Hlth & Ed Facs Auth (Henry Heywood Mem Hosp)
Series 2009 C
0.14%, 7/01/38 (c)	2,575	2,575,000

		8,575,000

Michigan - 0.6%
Eastern Michigan Univ
Series 2009 B
0.16%, 3/01/49 (c)	4,000	4,000,000

Minnesota - 0.2%
Minneapolis-St Paul MN Hsg & Redev Auth (Allina Health Sys)
Series 2009 B1
0.16%, 11/15/35 (c)	1,000	1,000,000

Mississippi - 2.8%
Jackson Cnty MS PCR (Chevron Corp.)
0.13%, 6/01/23 (c)	11,455	11,455,000
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009 E
0.09%, 12/01/30 (c)	200	200,000
Series 2009 F
0.09%, 12/01/30 (c)	1,000	1,000,000
Series 2009 B
0.12%, 12/01/30 (c)	2,000	2,000,000
Series 2007E
0.12%, 12/01/30 (c)	3,900	3,900,000

		18,555,000

New Jersey - 1.5%
New Jersey EDA (NUI Corp. Proj)
0.17%, 6/01/26 (c)	4,400	4,400,000
New Jersey Hlth Care Fac Fin Auth (Virtua Health)
0.15%, 7/01/43 (c)	5,400	5,400,000

		9,800,000

New York - 5.8%
Long Island Pwr Auth NY
Series 19983B
0.17%, 5/01/33 (c)	19,200	19,200,000
Metropolitan Trnsp Auth NY
0.14%, 11/01/26 (c)	10,900	10,900,000
New York NY Trnsl Fin Auth
0.13%, 11/01/22-5/01/28 (c)	4,455	4,455,000
Series 02-Subserv 3E
0.13%, 8/01/31 (c)	2,300	2,300,000
0.14%, 11/01/22 (c)	100	100,000
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
0.18%, 12/01/35 (c)	725	725,000
Syracuse NY IDA (Syracuse Univ)
Series 2008A1
0.13%, 7/01/37 (c)	490	490,000

		38,170,000

North Carolina - 1.3%
Charlotte-Mecklenburg Hosp Auth NC (Carolinas Hlth Care Sys)
Series 2007 H
0.14%, 1/15/45 (c)	700	700,000
North Carolina Med Care Comm (Blue Ridge Healthcare Sys)
Series 2005 B
0.15%, 1/01/36 (c)	2,750	2,750,000

North Carolina Med Care Comm (Iredell Memorial Hospital)
Series 2007
0.15%, 10/01/37 (c)	100	100,000
North Carolina Med Care Comm (Cleveland Cnty Healthcare Sys)
Series 2001
0.19%, 1/01/33 (c)	4,900	4,900,000

		8,450,000

Puerto Rico - 0.2%
Puerto Rico GO
Series 2008B
0.10%, 7/01/32 (c)	1,000	1,000,000

Rhode Island - 1.0%
Rhode Island Indl Fac Corp. (Exxon Mobil Corporation)
0.09%, 2/01/25 (c)	6,575	6,575,000

South Dakota - 0.1%
South Dakota Hlth & Edl Facs Auth (Regional Health)
Series 2008
0.15%, 9/01/27 (c)	800	800,000

Texas - 1.1%
Houston TX Hgr Ed Fin Corp. (Rice Univ)
Series 2008B
0.10%, 5/15/48 (c)	1,900	1,900,000
Series 2008 A
0.12%, 5/15/48 (c)	4,200	4,200,000
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
0.09%, 5/01/22 (c)	300	300,000
Series 2003A-2
0.09%, 8/01/22 (c)	600	600,000
Lubbock TX Hlth Fac Dev Corp. (St Joseph Health Sys)
0.13%, 7/01/23 (c)	460	460,000

		7,460,000

Virginia - 0.9%
Virginia Comwlth Univ Hlth Sys Auth
Series 2008 A
0.13%, 7/01/37 (c)	6,200	6,200,000

Washington - 0.7%
Washington St Hlth Care Facs Auth (Fred Hutchinson Cancer Research)
Series 2009B
0.14%, 1/01/29 (c)	4,600	4,600,000

Total Short-Term Municipal Notes (cost $193,420,000)		193,420,000

Total Municipal Obligations (cost $442,240,430)		444,019,232

U.S. TREASURIES - 4.7%
U.S. Treasury Bond
4.375%, 11/15/39
(cost $28,434,074)	28,760	31,047,312

	Shares
SHORT-TERM INVESTMENTS - 28.3%
Investment Companies - 28.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (d) (cost $186,281,832)	186,281,832	186,281,832

Total Investments - 100.4% (cost $656,956,336) (e)		661,348,376
Other assets less liabilities - (0.4)% (f)		(2,631,416)

Net Assets - 100.0%		$658,716,960

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
S&P 500 Mini Index Futures	1,722	September 2010	$93,504,416	$88,390,260	$(5,114,156)
S&P TSE 60 Index Futures	21	September 2010	2,695,895	2,600,761	(95,134)
MSCI EAFE Mini Index Futures	338	September 2010	23,328,687	22,226,880	(1,101,807)
MSCI Emerging Market Mini Futures	167	September 2010	7,790,811	7,494,125	(296,686)
U.S. T-Note 10 Yr Futures	233	September 2010	28,041,601	28,553,422	511,821
U.S. T-Note 5 Yr Futures	164	September 2010	19,184,551	19,409,656	225,105
U.S. T-Note 2 Yr Futures	38	September 2010	8,284,093	8,315,468	31,375
U.S. T-Bond 30 Yr Futures	1	September 2010	124,158	127,500	3,342

					$(5,836,140)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Swap Counterparty & Index	Floating Rate	Notional Amount	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Goldman Sachs International MSCI Net Total Return Index	1 Month LIBOR	$6,202,425	6/15/11	$(723,558)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/16/10	143	$124,972	$119,746	$(5,226)
Australian Dollar settling 8/16/10	632	540,063	529,227	(10,836)
Australian Dollar settling 8/16/10	584	516,898	489,033	(27,865)
British Pound settling 8/16/10	529	770,880	790,356	19,476
British Pound settling 8/16/10	246	355,741	367,538	11,797
British Pound settling 8/16/10	208	305,606	310,764	5,158
British Pound settling 8/16/10	647	961,830	966,654	4,824
British Pound settling 8/16/10	226	338,553	337,657	(896)
British Pound settling 8/16/10	108	162,390	161,358	(1,032)
Canadian Dollar settling 8/16/10	555	513,604	521,207	7,603
Canadian Dollar settling 8/16/10	162	160,608	152,136	(8,472)
Canadian Dollar settling 8/16/10	355	343,819	333,384	(10,435)
Canadian Dollar settling 8/16/10	395	382,596	370,949	(11,647)
Canadian Dollar settling 8/16/10	216	216,342	202,848	(13,494)
Canadian Dollar settling 8/16/10	670	644,838	629,204	(15,634)
Canadian Dollar settling 8/16/10	842	808,970	790,732	(18,238)
Canadian Dollar settling 8/16/10	443	435,146	416,027	(19,119)
Canadian Dollar settling 8/16/10	383	379,923	359,680	(20,243)
Euro settling 8/16/10	164	208,815	200,593	(8,222)
Japanese Yen settling 8/16/10	97,026	1,044,492	1,098,179	53,687
Japanese Yen settling 8/16/10	54,176	592,657	613,186	20,529
Japanese Yen settling 8/16/10	32,996	354,792	373,462	18,670
Japanese Yen settling 8/16/10	16,994	181,951	192,345	10,394
Japanese Yen settling 8/16/10	48,529	539,649	549,271	9,622
Japanese Yen settling 8/16/10	32,764	361,243	370,836	9,593
Swiss Franc settling 8/16/10	582	513,010	540,371	27,361
Swiss Franc settling 8/16/10	520	469,158	482,806	13,648
Swiss Franc settling 8/16/10	194	174,509	180,124	5,615
Swiss Franc settling 8/16/10	123	110,642	114,202	3,560
Sale Contracts:
British Pound settling 8/16/10	108	166,457	161,358	5,099
Euro settling 8/16/10	164	223,204	200,592	22,612
Japanese Yen settling 8/16/10	16,994	182,318	192,345	(10,027)
Swiss Franc settling 8/16/10	194	184,642	180,124	4,518

(a)	When-Issued or delayed delivery security.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2010.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.

(e)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,572,291 and gross unrealized depreciation of investments was $(180,251), resulting in net unrealized depreciation of $4,392,040.
(f)	An amount of U.S. $12,309,202 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2010.

As of June 30, 2010, the Portfolio held 4.4% of net assets in insured bonds(of this amount 14.9% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PUD	-	Public Utility District
SD	-	School District
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$250,599,232	$—	$250,599,232
Short-Term Municipal Notes	—	193,420,000	—	193,420,000
U.S. Treasuries	—	31,047,312	—	31,047,312
Short-Term Investments	186,281,832	—	—	186,281,832

Total Investments in Securities	186,281,832	475,066,544	—	661,348,376
Other Financial Instruments*:
Assets	771,643	253,766	—	1,025,409
Liabilities	(6,607,783)	(904,944)	—	(7,512,727)

Total	$180,445,692	$474,415,366	$—	$654,861,058

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 63.8%
Long-Term Municipal Bonds - 30.6%
California - 26.7%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17	$3,640	$4,124,193
Series A
5.50%, 5/01/11	120	124,950
California Econ Recovery
AGM Series 2004A
5.25%, 7/01/13	1,930	2,147,762
California Econ Recovery (California Econ Rec Spl Tax)
5.00%, 1/01/11	150	153,236
Series A
5.00%, 7/01/20	2,600	2,873,130
5.25%, 7/01/12	560	607,152
California Pub Wks Brd
Series 2010C1
5.00%, 3/01/21	1,500	1,657,005
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	1,045	1,134,431
Chino Basin CA Reg Fin Auth (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21 (a)	7,430	8,257,361
Golden St Tobacco Sec CA
5.625%, 6/01/38 (Prerefunded/ETM)	1,005	1,134,866
6.25%, 6/01/33	4,350	4,838,983
6.75%, 6/01/39 (Prerefunded/ETM)	1,050	1,219,344
Series B
5.50%, 6/01/43	840	945,554
Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series 2005A
5.00%, 12/01/20	100	97,854
Long Beach CA Harbor
Series B
5.00%, 5/15/22	2,000	2,225,280
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/25	1,500	1,602,225
Los Angeles CA Lease Judgement Bds
Series 2010A
5.00%, 6/01/13	2,000	2,175,440
Los Angeles CA USD COP
AMBAC Series 2007A
5.00%, 10/01/16	105	112,413
Los Angeles CA USD GO
Series 2009KRY
4.00%, 7/01/12	1,300	1,376,245
Series 2010 KRY
5.25%, 7/01/25	160	171,563
AGM Series A
5.25%, 7/01/20 (Prerefunded/ETM)	1,100	1,244,496

Los Angeles CA Wstwtr Sys
Series 2009-A
5.00%, 6/01/11	135	140,565
San Francisco CA Bay Area Rapid Transit (San Francisco CA City/Cnty Sales Tax)
5.00%, 7/01/27	2,000	2,159,900
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009C-2
5.00%, 5/01/25	500	529,200
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	675	768,521
Univ of California
5.00%, 5/15/18 (a)	2,555	2,943,105

		44,764,774

Florida - 1.4%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/16	580	600,027
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/17	150	169,589
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,500	1,589,790

		2,359,406

Illinois - 0.1%
Illinois GO
Series 2010
5.00%, 1/01/18	160	173,274

Kansas - 0.2%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
0.01%, 6/01/21	600	321,000

Puerto Rico - 1.8%
Puerto Rico Elec Pwr Auth
Series 2010AAA
5.25%, 7/01/21	600	641,352
Series 2010ZZ
5.25%, 7/01/22	1,215	1,291,666
Puerto Rico GO
Series A
5.00%, 7/01/30	1,000	1,041,030
Puerto Rico Govt Dev Bank
5.00%, 12/01/12	100	105,529

		3,079,577

Wisconsin - 0.4%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Prerefunded/ETM)	680	752,536

Total Long-Term Municipal Bonds (cost $51,234,201)		51,450,567

Short-Term Municipal Notes - 33.2%
California - 25.1%
Burbank CA Redev Agy Golden Pj
Series 85A
0.20%, 11/01/10 (b)	4,200	4,200,000
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009 C
0.10%, 7/01/23 (b)	2,000	2,000,000
California Ed Fac Auth (Chapman Univ)
0.17%, 10/01/26-10/01/36 (b)	1,000	1,000,000
California GO
Series 2009 A
0.12%, 5/01/33 (b)	2,000	2,000,000
Series 2003A-1
0.18%, 5/01/33 (b)	4,700	4,700,000
California Hlth Fac Fin Auth (Adventist Health Sys/ West)
Series 2009B
0.14%, 9/01/38 (b)	2,325	2,325,000
California Hlth Fac Fin Auth (Scripps Health)
Series 2010C
0.20%, 10/01/40 (b)	2,800	2,800,330
California Infra & Eco Dev Bk (Pacific Gas & Electric Co.)
0.10%, 12/01/16 (b)	800	800,000
California Infra & Eco Dev Bk (California Academy of Sciences)
Series 2008 F
0.12%, 9/01/38 (b)	500	500,000
Series 2008 A
0.12%, 9/01/38 (b)	300	300,000
California Infra & Eco Dev Bk (Pacific Gas & Electric Co.)
Series 2009 B
0.13%, 11/01/26 (b)	3,000	3,000,000
Series 2009A
0.13%, 11/01/26 (b)	1,200	1,200,000
California Infra & Eco Dev Bk (Jewish Cmnty Ctr San Francisco)
0.17%, 12/01/31 (b)	100	100,000
California Infra & Eco Dev Bk (India Cmnty Ctr)
0.17%, 12/01/36 (b)	300	300,000
California Statewide CDA (Rady Children’s Hosp)
0.10%, 8/15/47 (b)	100	100,000
California Statewide CDA (John Muir Health)
0.12%, 8/15/36 (b)	900	900,000
Series 2008C
0.13%, 8/15/27 (b)	2,300	2,300,000
California Statewide CDA (Univ Retirement Comm of Davis)
0.15%, 11/15/38 (b)	900	900,000

California Statewide CDA (North Peninsula Jewish Campus)
0.17%, 7/01/34 (b)	195	195,000
Irvine CA AD #97-17
0.16%, 9/02/23 (b)	2,800	2,800,000
Irvine Ranch Wtr Dist CA
0.12%, 10/01/41 (b)	1,100	1,100,000
0.15%, 11/15/13-1/01/21 (b)	3,600	3,600,000
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
0.17%, 12/01/36-12/01/39 (b)	4,500	4,500,000
Santa Clara CA Elec
Series 2008A
0.17%, 7/01/34 (b)	400	400,000
Tahoe Forest CA Hosp Dist
0.14%, 7/01/33 (b)	195	195,000

		42,215,330

Alaska - 0.1%
Valdez AK Marine Terminal (Exxon Mobil Corp.)
Series 1993C
0.09%, 12/01/33 (b)	100	100,000

Colorado - 0.7%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
Series A-9
0.19%, 9/01/36 (b)	200	200,000
Colorado Edl & Cultural Facs Auth (YMCA)
Series 2008
0.19%, 10/01/38 (b)	1,100	1,100,000

		1,300,000

Connecticut - 0.9%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
0.08%, 7/01/36 (b)	1,400	1,400,000
Series 2001A
0.10%, 7/01/36 (b)	100	100,000

		1,500,000

Mississippi - 2.7%
Jackson Cnty MS PCR (Chevron Corp.)
0.13%, 6/01/23 (b)	3,000	3,000,000
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009 E
0.09%, 12/01/30 (b)	100	100,000
Series 2009g
0.10%, 12/01/30 (b)	100	100,000

Series 2009 B
0.12%, 12/01/30 (b)	1,300	1,300,000

		4,500,000

New York - 0.7%
New York NY Trnsl Fin Auth
0.14%, 11/01/22 (b)	1,200	1,200,000

North Carolina - 0.1%
North Carolina Med Care Comm (Iredell Memorial Hospital)
Series 2007
0.15%, 10/01/37 (b)	100	100,000

Puerto Rico - 0.2%
Puerto Rico GO
Series 2008B
0.10%, 7/01/32 (b)	300	300,000

Rhode Island - 1.0%
Rhode Island Indl Fac Corp. (Exxon Mobil Corporation)
0.09%, 2/01/25 (b)	1,700	1,700,000

Texas - 1.7%
Houston TX Hgr Ed Fin Corp. (Rice Univ)
Series 2008 A
0.12%, 5/15/48 (b)	200	200,000
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
Series 2003A-2
0.09%, 8/01/22 (b)	2,650	2,650,000

		2,850,000

Total Short-Term Municipal Notes (cost $55,765,330)		55,765,330

Total Municipal Obligations (cost $106,999,531)		107,215,897

U.S. TREASURIES - 9.4%
U.S. Treasury Bond
4.375%, 11/15/39
(cost $14,511,859)	14,598	15,758,994

	Shares
SHORT-TERM INVESTMENTS - 30.7%
Investment Companies - 30.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (c) (cost $51,585,534)	51,585,534	51,585,534

Total Investments - 103.9% (cost $173,096,924) (d)	174,560,425
Other assets less liabilities - (3.9)% (e)	(6,629,160)

Net Assets - 100.0%	$167,931,265

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
S&P 500 Mini Index Futures	438	September 2010	$23,781,812	$22,482,541	$(1,299,271)
S&P TSE 60 Index Futures	5	September 2010	642,184	619,230	(22,954)
MSCI EAFE Mini Index Futures	82	September 2010	5,651,880	5,392,320	(259,560)
MSCI Emerging Market Mini Futures	40	September 2010	1,863,113	1,795,000	(68,113)
U.S. T-Note 10 Yr Futures	62	September 2010	7,466,053	7,597,906	131,853
U.S. T-Note 5 Yr Futures	44	September 2010	5,148,424	5,207,469	59,045
U.S. T-Note 2 Yr Futures	9	September 2010	1,962,421	1,969,453	7,032

					$(1,451,968)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Swap Counterparty & Index	Floating Rate	Notional Amount	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Goldman Sachs International MSCI Net Total Return Index Series	1 Month LIBOR	$2,000,757	6/15/11	$(233,403)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/16/10	43	$37,579	$36,008	$(1,571)
Australian Dollar settling 8/16/10	170	145,585	142,356	(3,229)
Australian Dollar settling 8/16/10	166	146,927	139,006	(7,921)
British Pound settling 8/16/10	103	150,096	153,888	3,792
British Pound settling 8/16/10	84	121,978	125,501	3,523
British Pound settling 8/16/10	63	92,564	94,126	1,562
British Pound settling 8/16/10	182	270,561	271,918	1,357
British Pound settling 8/16/10	66	98,870	98,608	(262)
British Pound settling 8/16/10	47	70,670	70,221	(449)
Canadian Dollar settling 8/16/10	172	159,171	161,527	2,356
Canadian Dollar settling 8/16/10	175	165,519	164,344	(1,175)
Canadian Dollar settling 8/16/10	92	89,102	86,398	(2,704)
Canadian Dollar settling 8/16/10	128	123,136	120,206	(2,930)

Canadian Dollar settling 8/16/10	69	68,624	64,799	(3,825)
Canadian Dollar settling 8/16/10	140	135,302	131,476	(3,826)
Canadian Dollar settling 8/16/10	139	137,883	130,536	(7,347)
Canadian Dollar settling 8/16/10	174	170,915	163,405	(7,510)
Euro settling 8/16/10	60	76,396	73,388	(3,008)
Japanese Yen settling 8/16/10	27,193	292,735	307,782	15,047
Japanese Yen settling 8/16/10	9,668	103,956	109,426	5,470
Japanese Yen settling 8/16/10	13,798	150,943	156,171	5,228
Japanese Yen settling 8/16/10	14,239	157,056	161,163	4,107
Japanese Yen settling 8/16/10	9,907	109,231	112,132	2,901
Japanese Yen settling 8/16/10	10,629	118,196	120,303	2,107
Swiss Franc settling 8/16/10	170	153,248	157,840	4,592
Swiss Franc settling 8/16/10	108	97,440	100,275	2,835
Swiss Franc settling 8/16/10	77	69,732	71,493	1,761
Sale Contracts:
British Pound settling 8/16/10	47	72,335	70,221	2,114
Euro settling 8/16/10	60	81,660	73,387	8,273
Japanese Yen settling 8/16/10	14,639	165,284	165,691	(407)

(a)	When-Issued or delayed delivery security.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(d)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,485,660 and gross unrealized depreciation of investments was $(22,159), resulting in net unrealized appreciation of $1,463,501.
(e)	An amount of U.S. $3,082,643 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2010.

As of June 30, 2010, the Portfolio held 2.5% of net assets in insured bonds (of this amount 29.1% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$51,450,567	$—	$51,450,567
Short-Term Municipal Notes	—	55,765,330	—	55,765,330
U.S. Treasuries	—	15,758,994	—	15,758,994
Short-Term Investments	51,585,534	—	—	51,585,534

Total Investments in Securities	51,585,534	122,974,891	—	174,560,425
Other Financial Instruments*:
Assets	197,930	67,025	—	264,955
Liabilities	(1,649,898)	(279,567)	—	(1,929,465)

Total	$50,133,566	$122,762,349	$—	$172,895,915

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 61.9%
Long-Term Municipal Bonds - 24.8%
New York - 17.8%
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	$1,350	$1,521,909
Metropolitan Trnsp Auth NY
Series B
5.00%, 11/15/15	130	145,785
New York NY GO
Series 2010H-2
5.00%, 6/01/19	1,220	1,391,959
New York NY Mun Wtr Fin Auth
Series FF
5.00%, 6/15/25	500	554,525
New York NY Trnsl Fin Auth
Series 02A
5.50%, 11/01/26 (a)	4,000	4,233,640
Series 2010I-2
5.00%, 11/01/19	2,000	2,326,560
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	645	700,193
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	3,150	3,423,798
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009A
5.00%, 2/15/11	1,840	1,892,293
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
NPFGC Series 1997E
6.00%, 6/15/12	250	273,872
New York St Envrn Fac Corp. (New York St SRF)
Series 2010C
5.00%, 4/15/12	2,260	2,440,732
New York St Loc Gov Asst Corp.
AGM
5.00%, 4/01/12	2,115	2,280,837
Series 1997A-A
5.00%, 4/01/12	1,000	1,078,410
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AGM
5.00%, 4/01/12	890	954,952
AMBAC Series 2006A
4.00%, 4/01/11	225	230,962
Series 2010A
4.00%, 4/01/12	330	348,404
Troy Res Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,682,463

		25,481,294

California - 0.1%
California Statewide CDA (California GO)
Series 2009
5.00%, 6/15/13	100	108,558

Florida - 2.7%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/16	500	517,265
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/18	170	193,210
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	770	816,092
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010B
5.00%, 10/01/12	450	480,488
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGC Series 2010A
5.00%, 10/01/17 (b)	1,710	1,791,225

		3,798,280

Illinois - 1.4%
Illinois GO
Series 2010
5.00%, 1/01/18	160	173,274
Illinois Sales Tax
Series 2010
5.00%, 6/15/20	1,685	1,858,420

		2,031,694

Kansas - 0.2%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
0.01%, 6/01/21	500	267,500

Pennsylvania - 0.1%
Philadelphia PA Parking Auth
5.25%, 9/01/23	200	210,108

Puerto Rico - 2.3%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.00%, 7/01/19	720	767,736
5.25%, 7/01/22	705	749,485
Puerto Rico GO
Series A
5.00%, 7/01/30	675	702,695
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.00%, 7/01/28	585	609,003
XLCA
5.25%, 7/01/13	100	106,410

Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Prerefunded/ETM)	340	356,973

		3,292,302

Wisconsin - 0.2%
Badger Tob Asset Sec Corp. WI
6.00%, 6/01/17 (Prerefunded/ETM)	210	230,916

Total Long-Term Municipal Bonds (cost $35,239,184)		35,420,652

Short-Term Municipal Notes - 37.1%
New York - 11.1%
Long Island Pwr Auth NY
Series 19983B
0.17%, 5/01/33 (c)	1,700	1,700,000
Metropolitan Trnsp Auth NY
0.14%, 11/01/26 (c)	2,665	2,665,000
New York NY Mun Wtr Fin Auth
0.13%, 6/15/24 (c)	1,600	1,600,191
New York NY Trnsl Fin Auth
0.13%, 5/01/28 (c)	200	200,000
0.14%, 11/01/22 (c)	1,800	1,800,000
Series 2001B
0.13%, 2/01/31 (c)	500	500,000
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
0.14%, 12/01/35 (c)	3,600	3,600,000
0.18%, 12/01/35 (c)	1,000	1,000,000
Syracuse NY IDA (Syracuse Univ)
Series 2008A1
0.13%, 7/01/37 (c)	1,475	1,475,000
Series 2008A2
0.13%, 12/01/37 (c)	1,400	1,400,000

		15,940,191

Alaska - 2.1%
Valdez AK Marine Terminal (Exxon Mobil Corp.)
Series 1993A
0.09%, 12/01/33 (c)	3,000	3,000,000

California - 2.9%
California Infra & Eco Dev Bk (J Paul Getty Trust)
Series 2010A-2
0.10%, 10/01/47 (c)	2,300	2,300,000
California Statewide CDA (John Muir Health)
0.12%, 8/15/36 (c)	500	500,000

Series 2008C
0.13%, 8/15/27 (c)	1,400	1,400,000

		4,200,000

Colorado - 2.2%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.15%, 5/01/38-3/01/39 (c)	2,100	2,100,000
0.19%, 5/01/38 (c)	700	700,000
Series A-9
0.19%, 9/01/36 (c)	400	400,000

		3,200,000

Connecticut - 3.8%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001A
0.10%, 7/01/36 (c)	200	200,000
Series 2001V-1
0.08%, 7/01/36 (c)	5,300	5,300,000

		5,500,000

Delaware - 0.3%
Delaware Hlth Facs Auth (Bayhealth Med Ctr.)
Series 2009 C
0.15%, 7/01/39 (c)	390	390,000

District of Columbia - 0.1%
District of Columbia (American Univ)
Series 2008
0.19%, 10/01/38 (c)	200	200,000

Florida - 3.0%
Jacksonville FL Hlth Facs Auth (Baptist Hospitals)
Series 2007 C
0.19%, 8/15/27 (c)	1,600	1,600,000
Pinellas Cnty FL Hlth Fac Auth (Baycare Health System)
Series 2009 A-1
0.13%, 11/01/38 (c)	2,700	2,700,000

		4,300,000

Kansas - 0.1%
Wichita KS Hosp Fac (Christi Hlth System)
Series 2009 B
0.13%, 11/15/39 (c)	200	200,000

Kentucky - 1.9%
County of Shelby
0.14%, 9/01/34 (c)	1,955	1,955,000
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
0.13%, 8/15/38 (c)	500	500,000

Series 2009B-1
0.15%, 8/15/38 (c)	200	200,000

		2,655,000

Massachusetts - 2.1%
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 99R
0.08%, 11/01/49 (c)	2,100	2,100,000
Massachusetts Hlth & Ed Facs Auth (Henry Heywood Mem Hosp)
Series 2009 C
0.14%, 7/01/38 (c)	890	890,000

		2,990,000

Minnesota - 0.4%
Minneapolis-St Paul MN Hsg & Redev Auth (Allina Health Sys)
Series 2009 B1
0.16%, 11/15/35 (c)	500	500,000

Mississippi - 2.2%
Jackson Cnty MS PCR (Chevron Corp.)
0.13%, 6/01/23 (c)	2,300	2,300,000
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2007E
0.12%, 12/01/30 (c)	100	100,000
Series 2009 E
0.09%, 12/01/30 (c)	100	100,000
Series 2009 F
0.09%, 12/01/30 (c)	500	500,000
Series 2009g
0.10%, 12/01/30 (c)	100	100,000

		3,100,000

North Carolina - 1.2%
Charlotte-Mecklenburg Hosp Auth NC (Carolinas Hlth Care Sys)
Series 2007 H
0.14%, 1/15/45 (c)	1,600	1,600,000
North Carolina Med Care Comm (Iredell Memorial Hospital)
Series 2007
0.15%, 10/01/37 (c)	100	100,000

		1,700,000

Rhode Island - 0.1%
Rhode Island Indl Fac Corp. (Exxon Mobil Corporation)
0.09%, 2/01/25 (c)	100	100,000

Texas - 2.5%
Houston TX Hgr Ed Fin Corp. (Rice Univ)
Series 2008 A
0.12%, 5/15/48 (c)	3,600	3,600,000

Virginia - 0.4%
Virginia Comwlth Univ Hlth Sys Auth
Series 2008 A
0.13%, 7/01/37 (c)	500	500,000

Wisconsin - 0.7%
Wisconsin Hlth & Ed Fac Auth (Edgewood Films, Inc.)
0.15%, 10/01/31 (c)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $53,075,191)		53,075,191

Total Municipal Obligations (cost $88,314,375)		88,495,843

U.S. TREASURIES - 10.1%
U.S. Treasury Bond 4.375%, 11/15/39 (cost $13,208,977)	13,455	14,525,090

	Shares
SHORT-TERM INVESTMENTS - 25.4%
Investment Companies - 25.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (d) (cost $36,289,878)	36,289,878	36,289,878

Total Investments - 97.4% (cost $137,813,230) (e)		139,310,811
Other assets less liabilities - 2.6% (f)		3,664,284

Net Assets - 100.0%		$142,975,095

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI EAFE Mini Index Futures	69	September 2010	$4,755,139	$4,537,440	$(217,699)
MSCI Emerging Market Mini Futures	34	September 2010	1,581,697	1,525,750	(55,947)
S&P 500 Mini Index Futures	374	September 2010	20,293,617	19,197,420	(1,096,197)
S&P TSE 60 Index Futures	4	September 2010	514,101	495,383	(18,718)
U.S. T-Note 10 Yr Futures	54	September 2010	6,502,180	6,617,531	115,351
U.S. T-Note 2 Yr Futures	5	September 2010	1,089,493	1,094,141	4,648

U.S. T-Note 5 Yr Futures	37	September 2010	4,329,006	$4,379,008	50,002

$(1,218,560)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Swap Counterparty & Index	Floating Rate	Notional Amount	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Goldman Sachs International MSCI World Free ex-U.S.	1 Month LIBOR	$1,800,601	6/15/11	$(210,053)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/16/10	36	$31,462	$30,146	$(1,316)
Australian Dollar settling 8/16/10	142	121,343	118,908	(2,435)
Australian Dollar settling 8/16/10	137	121,259	114,722	(6,537)
British Pound settling 8/16/10	116	169,040	173,311	4,271
British Pound settling 8/16/10	64	91,759	95,619	3,860
British Pound settling 8/16/10	52	76,402	77,691	1,289
British Pound settling 8/16/10	151	224,477	225,603	1,126
British Pound settling 8/16/10	55	82,391	82,173	(218)
British Pound settling 8/16/10	32	48,116	47,810	(306)
Canadian Dollar settling 8/16/10	140	129,558	131,476	1,918
Canadian Dollar settling 8/16/10	159	150,386	149,319	(1,067)
Canadian Dollar settling 8/16/10	88	84,955	82,642	(2,313)
Canadian Dollar settling 8/16/10	44	43,980	41,321	(2,659)
Canadian Dollar settling 8/16/10	198	190,233	185,944	(4,289)
Canadian Dollar settling 8/16/10	82	81,341	77,007	(4,334)
Canadian Dollar settling 8/16/10	80	79,997	75,129	(4,868)
Canadian Dollar settling 8/16/10	129	126,713	121,146	(5,567)
Euro settling 8/16/10	39	49,657	47,702	(1,955)
Japanese Yen settling 8/16/10	22,691	244,270	256,826	12,556
Japanese Yen settling 8/16/10	13,824	151,228	156,466	5,238
Japanese Yen settling 8/16/10	8,002	86,042	90,570	4,528
Japanese Yen settling 8/16/10	4,352	46,596	49,258	2,662
Japanese Yen settling 8/16/10	8,131	89,649	92,030	2,381
Japanese Yen settling 8/16/10	10,060	111,868	113,863	1,995
Swiss Franc settling 8/16/10	139	123,122	129,058	5,936
Swiss Franc settling 8/16/10	90	81,200	83,562	2,362
Swiss Franc settling 8/16/10	63	57,054	58,494	1,440
Sale Contracts:
British Pound settling 8/16/10	32	49,462	47,809	1,653
Euro settling 8/16/10	39	53,079	47,702	5,377
Japanese Yen settling 8/16/10	4,352	46,690	49,258	(2,568)

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2010.
(b)	When-Issued or delayed delivery security.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(e)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,519,221 and gross unrealized depreciation of investments was $(21,640), resulting in net unrealized appreciation of $1,497,581.
(f)	An amount of U.S. $2,619,915 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2010.

As of June 30, 2010, the Portfolio held 2.7% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
PCR	-	Pollution Control Revenue Bond
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$35,420,652	$—	$35,420,652
Short-Term Municipal Notes	—	53,075,191	—	53,075,191
U.S. Treasuries	—	14,525,090	—	14,525,090
Short-Term Investments	36,289,878	—	—	36,289,878

Total Investments in Securities	36,289,878	103,020,933	—	139,310,811
Other Financial Instruments*:
Assets	170,001	58,592	—	228,593
Liabilities	(1,388,561)	(250,485)	—	(1,639,046)

Total	$35,071,318	$102,829,040	$—	$137,900,358

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund, Inc.

By:	/s/ Marilyn Fedak
Marilyn Fedak
President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marilyn Fedak
Marilyn Fedak
President

Date:	August 20, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2010